================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-08282

                             Loomis Sayles Funds I
            -------------------------------------------------------
              (Exact name of registrant as specified in charter)

         399 Boylston Street, Boston, Massachusetts                02116
         ------------------------------------------            --------------
          (Address of principal executive offices)               (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
            -------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Bond Fund

                                                                  Principal Amount (++)   Value (+)
                                                                  --------------------- ------------
BONDS AND NOTES - 94.3% of Total Net Assets
NON-CONVERTIBLE BONDS - 90.1%
Aerospace & Defense - 0.2%
Bombardier, Inc., 7.350%, 12/22/2026                         CAD     $     5,985,000    $  5,668,142
Bombardier, Inc., 7.450%, 5/01/2034, 144A                                 17,130,000      16,530,450
                                                                                        ------------
                                                                                          22,198,592
                                                                                        ------------
Airlines - 0.8%
American Airlines, Inc., 7.324%,
   10/15/2009                                                              1,255,000       1,272,256
American Airlines, Inc., Series 93A6, 8.040%,
   9/16/2011                                                               2,771,141       2,757,285
Continental Airlines, Inc., Series 1997-4B, 6.900%,
   1/02/2017                                                               5,277,368       5,198,207
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%,
   3/15/2017                                                              11,231,182      11,020,598
Continental Airlines, Inc., Series 1999-1B, 6.795%,
   8/02/2018                                                               4,553,976       4,440,127
Continental Airlines, Inc., Series 1999-1C, 6.954%,
   8/02/2009                                                               5,288,432       5,288,432
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%,
   3/15/2020                                                               4,712,160       4,723,940
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%,
   4/02/2018                                                               7,252,159       7,442,528
Continental Airlines, Inc., Series 2001-1B, 7.373%,
   12/15/2015                                                              4,130,031       4,109,381
Continental Airlines, Inc., Series 96-A, Class B, 6.940%,
   10/15/2013                                                                428,394         429,465
Continental Airlines, Inc., Series 971-A, Class B, 7.461%,
   4/01/2015                                                               4,319,420       4,416,607
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A(b)                            2,000,000       1,902,736
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A                              44,235,000      42,942,719
                                                                                        ------------
                                                                                          95,944,281
                                                                                        ------------
Automotive - 2.2%
Cummins, Inc., 6.750%, 2/15/2027                                           2,547,000       2,479,377
Cummins, Inc., 7.125%, 3/01/2028                                           3,000,000       3,030,414
Ford Motor Co., 6.375%, 2/01/2029(b)                                       1,195,000         881,313
Ford Motor Co., 6.500%, 8/01/2018(b)                                       2,240,000       1,814,400
Ford Motor Co., 6.625%, 2/15/2028                                            500,000         371,250
Ford Motor Co., 6.625%, 10/01/2028                                        59,855,000      44,741,612
Ford Motor Co., 7.125%, 11/15/2025(b)                                      1,940,000       1,484,100
Ford Motor Co., 7.450%, 7/16/2031(b)                                     114,220,000      91,233,225
Ford Motor Co., 7.500%, 8/01/2026                                            795,000         628,050
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010                              35,210,000      33,637,873
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013                             13,075,000      12,113,935
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011                             18,760,000      18,055,224
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009                                500,000         496,328
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016                             18,970,000      18,170,377
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010                             29,010,000      29,465,051
General Motors Corp., 8.250%, 7/15/2023(b)                                10,440,000       9,513,450
General Motors Corp., 8.375%, 7/15/2033(b)                                 1,385,000       1,263,813
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028                              4,901,000       4,459,910
Goodyear Tire & Rubber Co., 9.000%, 7/01/2015(b)                           3,091,000       3,330,553
                                                                                        ------------
                                                                                         277,170,255
                                                                                        ------------
Banking - 6.1%
BAC Capital Trust VI, 5.625%, 3/08/2035                                   35,170,000      31,402,766
Barclays Financial LLC, 4.060%, 9/16/2010, 144A              KRW      38,370,000,000      40,508,819

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                           Principal Amount (++)   Value (+)
                                                                           --------------------- ------------
BONDS AND NOTES - continued
Banking - continued
Barclays Financial LLC, 4.160%, 2/22/2010, 144A                        THB   $  2,816,000,000    $ 82,721,110
Barclays Financial LLC, 4.460%, 9/23/2010, 144A                        KRW     48,070,000,000      51,358,261
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A           THB        247,000,000       7,241,697
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A         IDR    255,728,280,000      20,132,849
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A                       MYR        107,110,000      26,106,608
HSBC Bank USA, 3.310%, 8/25/2010, 144A                                             41,250,000      45,412,125
ICICI Bank Ltd., 6.375%, 4/30/2022, 144A(c)                                        12,345,000      11,730,762
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A                BRL        241,667,000      94,576,771
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A                IDR    699,525,000,000      56,560,409
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A                IDR    248,433,920,000      20,087,237
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A                IDR    597,911,302,820      44,300,430
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A   MYR        200,911,735      48,469,978
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A              IDR    152,206,784,000      12,835,168
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A              ISK     11,530,000,000     184,557,787
                                                                                                 ------------
                                                                                                  778,002,777
                                                                                                 ------------
Brokerage - 0.4%
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017                          BRL        100,000,000      55,163,832
                                                                                                 ------------
Building Materials - 0.5%
Owens Corning, Inc., 6.500%, 12/01/2016                                            13,155,000      13,172,272
Owens Corning, Inc., 7.000%, 12/01/2036                                            19,700,000      19,195,838
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)                                      1,925,000       1,730,094
USG Corp., 6.300%, 11/15/2016                                                      34,370,000      33,584,714
                                                                                                 ------------
                                                                                                   67,682,918
                                                                                                 ------------
Chemicals - 0.6%
Borden, Inc., 7.875%, 2/15/2023                                                    29,454,000      25,183,170
Borden, Inc., 8.375%, 4/15/2016                                                     2,785,000       2,631,825
Borden, Inc., 9.200%, 3/15/2021                                                    11,255,000      10,692,250
Hercules, Inc., 6.500%, 6/30/2029                                                  14,084,000      11,830,560
Methanex Corp., 6.000%, 8/15/2015                                                  10,555,000      10,158,026
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028                                     9,000,000       8,550,000
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018                                     7,650,000       7,516,125
                                                                                                 ------------
                                                                                                   76,561,956
                                                                                                 ------------
Construction Machinery - 0.2%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013(b)                              3,590,000       3,536,150
Joy Global, Inc., 6.625%, 11/15/2036                                                1,975,000       1,960,887
Toro Co., 6.625%, 5/01/2037                                                        27,030,000      25,992,318
                                                                                                 ------------
                                                                                                   31,489,355
                                                                                                 ------------
Consumer Cyclical Services - 1.2%
Western Union Co., 6.200%, 11/17/2036                                             154,180,000     147,553,960
                                                                                                 ------------
Distributors - 0.0%
ONEOK, Inc., 6.000%, 6/15/2035                                                      3,805,000       3,416,243
                                                                                                 ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)   Value (+)
                                                                      --------------------- ------------
BONDS AND NOTES - continued
Electric - 2.2%
AES Corp., 7.750%, 3/01/2014                                               $ 4,875,000      $  4,887,187
AES Corp., 8.375%, 3/01/2011                                      GBP        1,990,000         4,072,485
AES Corp., 8.875%, 2/15/2011                                                   315,000           331,931
Cleveland Electric Illuminating Co. (The), 5.950%,
   12/15/2036                                                               46,200,000        42,583,325
Commonwealth Edison Co., 4.750%, 12/01/2011(d)                                 335,000           322,190
Dominion Resources, Inc., 5.950%, 6/15/2035                                 13,040,000        12,227,204
Dynegy Holdings, Inc., 7.125%, 5/15/2018                                     5,295,000         4,712,550
Dynegy Holdings, Inc., 7.625%, 10/15/2026                                   11,835,000        10,473,975
Dynegy Holdings, Inc., 7.750%, 6/01/2019, 144A                                 600,000           558,000
Dynegy Holdings, Inc., 8.375%, 5/01/2016                                     2,000,000         1,955,000
Edison Mission Energy, 7.625%, 5/15/2027, 144A                              23,000,000        21,735,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%,
   2/01/2027                                                                11,581,000        12,858,593
Enersis SA, 7.375%, 1/15/2014(b)                                             3,435,000         3,640,403
Enersis SA, 7.400%, 12/01/2016                                               7,650,000         8,231,293
ITC Holdings Corp., 5.875%, 9/30/2016, 144A                                 25,460,000        24,820,878
ITC Holdings Corp., 6.375%, 9/30/2036, 144A                                 37,955,000        36,456,764
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036                           6,540,000         6,318,314
NGC Corporation Capital Trust I, Series B, 8.316%,
   6/01/2027(b)                                                             23,775,000        21,813,562
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A                       2,470,228         2,496,067
Quezon Power Philippines Co., 8.860%, 6/15/2017                              6,536,250         6,765,019
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011                        1,615,852         1,723,452
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018                         218,923           232,847
Southern California Edison Co., 7.625%, 1/15/2010                            2,000,000         2,096,914
SP Powerassets Ltd., 3.730%, 10/22/2010                           SGD        1,000,000           666,498
Texas-New Mexico Power Co., 6.250%, 1/15/2009                                1,000,000         1,007,960
Toledo Edison Co., 6.150%, 5/15/2037                                        13,195,000        12,369,745
TXU Corp., Series P, 5.550%, 11/15/2014                                        320,000           271,657
TXU Corp., Series Q, 6.500%, 11/15/2024                                      7,225,000         5,974,042
TXU Corp., Series R, 6.550%, 11/15/2034                                      2,810,000         2,272,781
White Pine Hydro LLC, 6.310%, 7/10/2017(d)                                   9,175,000         9,071,588
White Pine Hydro LLC, 6.960%, 7/10/2037(d)                                  14,695,000        14,514,340
White Pine Hydro LLC, 7.260%, 7/20/2015(d)                                   5,000,000         4,953,945
                                                                                            ------------
                                                                                             282,415,509
                                                                                            ------------
Entertainment - 0.8%
Time Warner, Inc., 6.500%, 11/15/2036                                        9,510,000         9,029,450
Time Warner, Inc., 6.625%, 5/15/2029                                        21,780,000        21,147,117
Time Warner, Inc., 6.950%, 1/15/2028                                         8,805,000         8,869,074
Time Warner, Inc., 7.625%, 4/15/2031                                         5,885,000         6,305,018
Time Warner, Inc., 7.700%, 5/01/2032                                         3,785,000         4,092,910
Viacom, Inc., Class B, 6.875%, 4/30/2036                                    55,225,000        53,354,198
                                                                                            ------------
                                                                                             102,797,767
                                                                                            ------------
Food & Beverage - 0.4%
Aramark Services, Inc., 5.000%, 6/01/2012                                    2,115,000         1,861,200
Corn Products International , Inc., 6.625%, 4/15/2037                       31,590,000        30,765,312
Dole Food Co., Inc., 8.625%, 5/01/2009                                       2,580,000         2,573,550
Kraft Foods, Inc., 6.500%, 11/01/2031                                        6,710,000         6,486,805

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)   Value (+)
                                                                      --------------------- ------------
BONDS AND NOTES - continued
Food & Beverage - continued
Sara Lee Corp., 6.125%, 11/01/2032(b)                                     $ 13,415,000      $ 12,001,126
                                                                                            ------------
                                                                                              53,687,993
                                                                                            ------------
Foreign Local Governments - 0.2%
Ontario Hydro, Zero Coupon Bond, 11/27/2020                       CAD        1,507,000           729,752
Province of Alberta, 5.930%, 9/16/2016                            CAD       20,675,494        20,457,314
                                                                                            ------------
                                                                                              21,187,066
                                                                                            ------------
Government Guaranteed - 1.0%
Canada Housing Trust, 4.100%, 12/15/2008                          CAD      130,265,000       121,674,764
                                                                                            ------------
Government Owned - No Guarantee - 0.1%
Pemex Project Funding Master Trust, 8.625%, 2/01/2022(b)                     1,580,000         1,943,149
Pemex Project Funding Master Trust, 8.625%, 12/01/2023(b)                    6,485,000         7,901,972
                                                                                            ------------
                                                                                               9,845,121
                                                                                            ------------
Government Sponsored - 0.7%
Federal National Mortgage Association, 2.290%, 2/19/2009          SGD      145,900,000        94,421,869
Federal National Mortgage Association, 5.375%, 11/15/2011(b)                   700,000           703,524
                                                                                            ------------
                                                                                              95,125,393
                                                                                            ------------
Healthcare - 3.0%
Boston Scientific Corp., 5.450%, 6/15/2014                                   2,345,000         2,206,819
Boston Scientific Corp., 6.400%, 6/15/2016                                   4,020,000         3,905,498
Boston Scientific Corp., 7.000%, 11/15/2035                                  2,750,000         2,598,238
HCA, Inc., 5.750%, 3/15/2014                                                 2,750,000         2,327,187
HCA, Inc., 6.250%, 2/15/2013                                                 3,000,000         2,707,500
HCA, Inc., 6.300%, 10/01/2012(b)                                             2,500,000         2,312,500
HCA, Inc., 6.375%, 1/15/2015                                                 1,640,000         1,394,000
HCA, Inc., 6.500%, 2/15/2016(b)                                             42,135,000        35,656,744
HCA, Inc., 7.050%, 12/01/2027                                               23,380,000        18,998,378
HCA, Inc., 7.190%, 11/15/2015                                                4,500,000         4,055,836
HCA, Inc., 7.500%, 12/15/2023                                               14,935,000        12,886,142
HCA, Inc., 7.500%, 11/06/2033                                               19,830,000        16,805,925
HCA, Inc., 7.580%, 9/15/2025                                                14,695,000        12,685,356
HCA, Inc., 7.690%, 6/15/2025                                                42,800,000        37,227,183
HCA, Inc., 7.750%, 7/15/2036                                                 6,191,000         5,295,924
HCA, Inc., 8.360%, 4/15/2024                                                 8,009,000         7,384,546
Hospira, Inc., 6.050%, 3/30/2017                                            15,175,000        14,943,263
Owens & Minor, Inc., 6.350%, 4/15/2016                                       4,710,000         4,638,031
Tenet Healthcare Corp., 9.250%, 2/01/2015                                      560,000           532,000
WellPoint, Inc., 6.375%, 6/15/2037                                         191,190,000       188,783,683
                                                                                            ------------
                                                                                             377,344,753
                                                                                            ------------
Healthcare Insurance - 0.2%
CIGNA Corp., 6.150%, 11/15/2036                                             20,530,000        19,555,893
                                                                                            ------------
Home Construction - 1.9%
Centex Corp., 5.250%, 6/15/2015                                              5,110,000         4,572,500
D.R. Horton, Inc., 5.250%, 2/15/2015                                        68,580,000        61,368,813
D.R. Horton, Inc., 5.625%, 9/15/2014                                         7,235,000         6,674,367
D.R. Horton, Inc., 5.625%, 1/15/2016                                        26,345,000        23,890,068
D.R. Horton, Inc., 6.500%, 4/15/2016                                         1,975,000         1,889,611
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015                              585,000           497,250

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)   Value (+)
                                                                      --------------------- ------------
BONDS AND NOTES - continued
Home Construction - continued
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016                         $  7,755,000      $  6,591,750
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014                           1,834,000         1,568,070
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014                            3,065,000         2,712,525
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)                         1,500,000         1,365,000
KB Home, 5.875%, 1/15/2015                                                     895,000           778,650
Kimball Hill Homes, Inc., 10.500%, 12/15/2012                                2,565,000         2,334,150
Lennar Corp., Series B, 5.600%, 5/31/2015                                    3,995,000         3,743,571
Lennar Corp., Series B, 6.500%, 4/15/2016(b)                                39,675,000        38,422,460
Pulte Homes, Inc., 5.200%, 2/15/2015(b)                                      5,360,000         4,816,458
Pulte Homes, Inc., 6.000%, 2/15/2035(b)                                     58,460,000        49,814,584
Pulte Homes, Inc., 6.375%, 5/15/2033                                        16,590,000        14,615,027
Stanley-Martin Communities LLC, 9.750%, 8/15/2015                            5,185,000         4,562,800
Toll Brothers Finance Corp., 5.150%, 5/15/2015(b)                            7,935,000         7,159,417
                                                                                            ------------
                                                                                             237,377,071
                                                                                            ------------
Independent Energy - 1.4%
Anadarko Petroleum Corp., 5.950%, 9/15/2016                                 53,650,000        52,385,094
Anadarko Petroleum Corp., 6.450%, 9/15/2036                                 75,495,000        72,613,129
Chesapeake Energy Corp., 6.500%, 8/15/2017                                   3,595,000         3,406,263
Chesapeake Energy Corp., 6.875%, 11/15/2020                                 13,680,000        13,098,600
Pioneer Natural Resources Co., 5.875%, 7/15/2016                             4,720,000         4,241,873
Pioneer Natural Resources Co., 7.200%, 1/15/2028                             2,820,000         2,606,749
Talisman Energy, Inc., 5.850%, 2/01/2037                                     9,815,000         8,663,426
Talisman Energy, Inc., 6.250%, 2/01/2038                                    26,845,000        24,878,684
XTO Energy, Inc., 6.100%, 4/01/2036                                          2,165,000         2,031,372
                                                                                            ------------
                                                                                             183,925,190
                                                                                            ------------
Industrial Other - 0.4%
Equifax, Inc., 7.000%, 7/01/2037                                            19,270,000        19,438,632
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A(b)                           26,410,000        26,594,870
                                                                                            ------------
                                                                                              46,033,502
                                                                                            ------------
Integrated Energy - 0.0%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A                  1,936,636         2,001,998
                                                                                            ------------
Life Insurance - 0.7%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A              SGD       38,400,000        24,844,490
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A                      57,985,000        60,006,125
                                                                                            ------------
                                                                                              84,850,615
                                                                                            ------------
Local Authorities - 1.5%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034            21,965,000        22,393,976
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%,
  6/01/2046, Series A-1                                                    173,830,000       166,798,577
                                                                                            ------------
                                                                                             189,192,553
                                                                                            ------------
Media Cable - 1.4%
Comcast Corp., 5.500%, 3/15/2011                                             3,000,000         2,984,910
Comcast Corp., 5.650%, 6/15/2035                                            61,435,000        53,448,757
Comcast Corp., 6.450%, 3/15/2037                                            61,395,000        59,167,835
Comcast Corp., 6.500%, 11/15/2035                                           37,670,000        36,515,377
CSC Holdings, Inc., 7.875%, 2/15/2018                                        1,550,000         1,495,750
Shaw Communications, Inc., 5.700%, 3/02/2017                      CAD       12,775,000        11,306,420

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)   Value (+)
                                                                      --------------------- ------------
BONDS AND NOTES - continued
Media Cable - continued
Virgin Media Finance Plc, 9.125%, 8/15/2016                               $    500,000      $    523,750
Virgin Media Finance Plc, 9.750%, 4/15/2014                       GBP        6,005,000        12,439,684
                                                                                            ------------
                                                                                             177,882,483
                                                                                            ------------
Media Non-Cable - 0.8%
News America, Inc., 6.150%, 3/01/2037, 144A                                 52,130,000        48,054,946
News America, Inc., 6.200%, 12/15/2034                                      17,665,000        16,467,136
News America, Inc., 6.400%, 12/15/2035                                       8,080,000         7,694,681
Tribune Co., 5.250%, 8/15/2015(b)                                           38,465,000        30,499,206
                                                                                            ------------
                                                                                             102,715,969
                                                                                            ------------
Metals & Mining - 0.2%
Algoma Acquistion Corp., 9.875%, 6/15/2015, 144A                            11,845,000        11,785,775
Newmont Mining Corp., 5.875%, 4/01/2035                                        645,000           570,892
United States Steel Corp., 6.050%, 6/01/2017                                 9,420,000         9,186,497
United States Steel Corp., 6.650%, 6/01/2037                                 5,525,000         5,350,394
                                                                                            ------------
                                                                                              26,893,558
                                                                                            ------------
Mortgage Related - 0.0%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031                           390,005           367,526
                                                                                            ------------
Non-Captive Consumer - 0.9%
SLM Corp., 5.050%, 11/14/2014                                               13,980,000        11,625,391
SLM Corp., 6.500%, 6/15/2010                                      NZD        1,010,000           708,514
SLM Corp., Series A, MTN, 5.000%, 10/01/2013                                29,930,000        25,536,695
SLM Corp., Series A, MTN, 5.000%, 4/15/2015                                 38,815,000        31,897,158
SLM Corp., Series A, MTN, 5.000%, 6/15/2018                                 11,825,000         9,616,823
SLM Corp., Series A, MTN, 5.375%, 5/15/2014                                  4,780,000         4,096,130
SLM Corp., Series A, 5.625%, 8/01/2033(b)                                   32,285,000        25,174,067
                                                                                            ------------
                                                                                             108,654,778
                                                                                            ------------
Non-Captive Diversified - 0.1%
CIT Group, Inc., 6.000%, 4/01/2036                                             500,000           464,081
GMAC Australia, 6.500%, 8/10/2007                                 AUD          450,000           380,272
GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010                 GBP          500,000           973,069
GMAC LLC, 5.625%, 5/15/2009                                                  2,040,000         1,994,575
GMAC LLC, 6.306%, 7/16/2007(c)                                               7,500,000         7,500,187
GMAC LLC, 6.750%, 12/01/2014                                                 6,045,000         5,789,030
GMAC LLC, 6.875%, 8/28/2012                                                    200,000           195,465
GMAC LLC, 8.000%, 11/01/2031                                                 1,065,000         1,089,049
GMAC LLC, Series EMTN, 6.375%, 12/07/2007                         GBP          500,000           999,663
                                                                                            ------------
                                                                                              19,385,391
                                                                                            ------------
Non-Captive Finance - 2.4%
General Electric Capital Corp., 6.500%, 9/28/2015                 NZD      240,358,000       169,237,354
General Electric Capital Corp., Series EMTN, 1.725%, 6/27/2008    SGD        4,250,000         2,747,607
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016    NZD       48,575,000        35,083,950
General Electric Capital Corp., Series GMTN, 2.960%, 5/18/2012    SGD        5,400,000         3,470,904
General Electric Capital Corp., Series GMTN, 3.485%, 3/08/2012    SGD      150,000,000        99,243,718
                                                                                            ------------
                                                                                             309,783,533
                                                                                            ------------
Oil Field Services - 0.3%
North American Energy Partners, Inc., 8.750%, 12/01/2011                    12,530,000        12,655,300

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)   Value (+)
                                                                      --------------------- ------------
BONDS AND NOTES - continued
Oil Field Services - continued
Weatherford International Ltd., 6.500%, 8/01/2036                         $  20,375,000     $ 19,703,399
                                                                                            ------------
                                                                                              32,358,699
                                                                                            ------------
Packaging - 0.2%
Owens-Illinois, Inc., 7.800%, 5/15/2018                                      23,567,000       23,802,670
                                                                                            ------------
Paper - 1.8%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018                                11,675,000        9,456,750
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028(b)                             14,040,000       11,091,600
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029                                 4,215,000        3,456,300
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030                                47,185,000       39,635,400
Avenor, Inc., 10.850%, 11/30/2014                                 CAD           450,000          447,227
Bowater, Inc., 6.500%, 6/15/2013(b)                                           3,880,000        3,370,750
Georgia-Pacific Corp., 7.250%, 6/01/2028                                     24,635,000       22,664,200
Georgia-Pacific Corp., 7.375%, 12/01/2025                                    29,662,000       27,808,125
Georgia-Pacific Corp., 7.750%, 11/15/2029                                    78,660,000       73,940,400
Georgia-Pacific Corp., 8.000%, 1/15/2024                                     16,743,000       16,240,710
Georgia-Pacific Corp., 8.875%, 5/15/2031                                     19,659,000       19,609,853
International Paper Co., 4.250%, 1/15/2009                                    2,000,000        1,959,900
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)                                 4,990,000        4,840,300
                                                                                            ------------
                                                                                             234,521,515
                                                                                            ------------
Pharmaceuticals - 0.8%
Elan Financial Plc, 7.750%, 11/15/2011                                       63,556,000       63,635,445
Elan Financial Plc, 8.875%, 12/01/2013                                       41,925,000       43,811,625
                                                                                            ------------
                                                                                             107,447,070
                                                                                            ------------
Pipelines - 2.5%
Colorado Interstate Gas Co., 5.950%, 3/15/2015                                3,450,000        3,359,489
Colorado Interstate Gas Co., 6.800%, 11/15/2015                               3,670,000        3,774,283
DCP Midstream LP, 6.450%, 11/03/2036, 144A                                   27,200,000       26,868,731
El Paso Corp., 6.375%, 2/01/2009                                              3,810,000        3,818,992
El Paso Corp., 6.750%, 5/15/2009(b)                                           8,350,000        8,422,879
El Paso Corp., 6.950%, 6/01/2028                                             11,959,000       11,111,238
El Paso Corp., 7.000%, 5/15/2011                                              2,115,000        2,156,422
El Paso Corp., 7.750%, 6/15/2010(b)                                           5,190,000        5,384,168
El Paso Corp., 7.750%, 1/15/2032                                              1,500,000        1,510,965
El Paso Corp., 7.800%, 8/01/2031(b)                                           1,000,000        1,012,657
Energy Transfer Partners LP, 6.125%, 2/15/2017                                7,325,000        7,233,020
Energy Transfer Partners LP, 6.625%, 10/15/2036                              14,235,000       13,900,776
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035                             778,000          691,139
Kinder Morgan Finance, 5.700%, 1/05/2016                                     14,160,000       13,050,946
Kinder Morgan Finance, 6.400%, 1/05/2036                                     68,419,000       60,463,239
Kinder Morgan, Inc., 6.670%, 11/01/2027                                       6,720,000        5,992,936
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015                          16,530,000       15,068,583
KN Capital Trust III, 7.630%, 4/15/2028(b)                                    4,390,000        4,127,777
ONEOK Partners LP, 6.650%, 10/01/2036                                         7,650,000        7,587,576
Plains All American Pipeline LP, 6.125%, 1/15/2017, 144A                     28,845,000       28,628,461
Plains All American Pipeline LP, 6.650%, 1/15/2037, 144A                     62,130,000       61,257,571
Southern Natural Gas Co., 7.350%, 2/15/2031                                   4,695,000        4,977,029
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)                             7,900,000        8,135,594
Williams Cos., Inc., 7.500%, 1/15/2031                                       13,985,000       14,474,475
                                                                                            ------------
                                                                                             313,008,946
                                                                                            ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)   Value (+)
                                                                      --------------------- ------------
BONDS AND NOTES - continued
Property & Casualty Insurance - 1.5%
Allstate Corp., 5.950%, 4/01/2036                                         $  7,745,000      $  7,390,968
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014                              46,320,000        43,335,186
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015                              34,729,000        32,816,648
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033                              47,307,000        39,829,608
St. Paul Travelers Co., Inc., 6.750%, 6/20/2036                              6,850,000         7,081,181
Travelers Cos., Inc. (The), 6.250%, 6/15/2037                               42,880,000        41,523,062
Travelers Property Casualty Corp., 6.375%, 3/15/2033                         1,000,000           992,125
Willis North America, Inc., 6.200%, 3/28/2017                               12,000,000        11,750,340
                                                                                            ------------
                                                                                             184,719,118
                                                                                            ------------
Railroads - 0.4%
CSX Corp., 6.000%, 10/01/2036(b)                                            42,308,000        39,497,733
Missouri Pacific Railroad Co., 5.000%, 1/01/2045                             7,804,000         5,950,628
                                                                                            ------------
                                                                                              45,448,361
                                                                                            ------------
Real Estate Investment Trusts - 0.5%
First Industrial LP, 5.950%, 5/15/2017                                       7,750,000         7,532,341
Highwoods Properties, Inc., 5.850%, 3/15/2017, 144A                         43,105,000        41,692,665
Highwoods Properties, Inc., 7.500%, 4/15/2018                                5,640,000         6,106,970
iStar Financial, Inc., Series REGS, 5.700%, 3/01/2014                        5,855,000         5,712,214
                                                                                            ------------
                                                                                              61,044,190
                                                                                            ------------
Restaurants - 0.0%
McDonald's Corp., 3.628%, 10/10/2010                              SGD        3,750,000         2,484,287
                                                                                            ------------
Retailers - 1.1%
Dillard's, Inc., 6.625%, 1/15/2018                                           1,920,000         1,813,025
Dillard's, Inc., 7.000%, 12/01/2028                                          4,255,000         3,823,700
Dillard's, Inc., 7.130%, 8/01/2018                                           1,740,000         1,655,092
Dillard's, Inc., 7.750%, 7/15/2026                                           7,182,000         6,882,108
Dillard's, Inc., 7.750%, 5/15/2027                                           1,000,000           960,338
Foot Locker, Inc., 8.500%, 1/15/2022                                        14,269,000        14,483,035
Home Depot, Inc., 5.875%, 12/16/2036                                         8,145,000         7,257,203
J.C. Penney Corp., Inc., 7.125%, 11/15/2023                                  3,386,000         3,639,503
J.C. Penney Corp., Inc., Senior Note, 6.375%, 10/15/2036                    38,920,000        37,063,789
Macy's Retail Holdings, Inc., 6.375%, 3/15/2037                             25,305,000        24,341,993
Toys R Us, Inc., 7.375%, 10/15/2018                                         29,760,000        25,072,800
Toys R Us, Inc., 7.875%, 4/15/2013                                          11,255,000        10,129,500
                                                                                            ------------
                                                                                             137,122,086
                                                                                            ------------
Sovereigns - 17.5%
Canadian Government, 2.750%, 12/01/2007(b)                        CAD      272,865,000       255,159,048
Canadian Government, 4.000%, 6/01/2016(b)                         CAD       35,000,000        31,651,199
Canadian Government, 4.250%, 9/01/2008                            CAD      721,935,000       677,347,598
Canadian Government, 4.250%, 12/01/2008(b)                        CAD      474,235,000       444,463,220
Canadian Government, 4.250%, 9/01/2009                            CAD       15,795,000        14,773,351
Canadian Government, 4.500%, 9/01/2007                            CAD       57,930,000        54,558,505
Canadian Government, 5.750%, 6/01/2033(b)                         CAD       48,845,000        54,862,321
Canadian Government, Series WH31, 6.000%, 6/01/2008               CAD       58,550,000        55,826,475
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015         MXN        4,585,000(++)    43,268,815
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023         MXN       23,276,000(++)   221,315,967

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)    Value (+)
                                                                      --------------------- --------------
BONDS AND NOTES - continued
Sovereigns - continued
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012        MXN     $ 10,500,000(++)  $  102,841,667
Republic of Brazil, 8.875%, 4/15/2024                                       32,625,000          40,618,125
Republic of Brazil, 10.250%, 1/10/2028(b)                         BRL       85,195,000          50,667,350
Republic of Brazil, 12.500%, 1/05/2016(b)                         BRL       17,305,000          10,884,709
Republic of Brazil, 12.500%, 1/05/2022                            BRL      114,735,000          77,211,753
Republic of Peru, 6.125%, 3/07/2017(c)                                       2,890,500           2,890,500
Republic of South Africa, 13.000%, 8/31/2010                      ZAR      500,585,000          78,442,728
Republic of Uruguay, 7.875%, 1/15/2033(b)(e)                                 5,266,805           5,872,487
                                                                                            --------------
                                                                                             2,222,655,818
                                                                                            --------------
Supermarkets - 1.1%
Albertson's, Inc., 6.625%, 6/01/2028                                        17,485,000          15,757,307
Albertson's, Inc., 7.450%, 8/01/2029                                        95,790,000          93,426,765
Albertson's, Inc., 7.750%, 6/15/2026                                        18,430,000          18,587,576
Albertson's, Inc., 8.000%, 5/01/2031                                         9,680,000           9,893,822
Albertson's, Inc., 8.700%, 5/01/2030                                         2,995,000           3,288,944
                                                                                            --------------
                                                                                               140,954,414
                                                                                            --------------
Supranational - 4.0%
European Investment Bank, Zero Coupon Bond, 9/12/2008, 144A       BRL       10,732,465           4,965,045
European Investment Bank, Zero Coupon Bond, 3/10/2021             AUD      148,280,000          52,431,759
European Investment Bank, 4.600%, 1/30/2037, 144A                 CAD      200,000,000         179,119,047
Inter-American Development Bank, Series EMTN, Zero Coupon Bond,
  5/11/2009                                                       BRL      297,000,000         124,956,190
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017  NZD      184,525,000         128,233,199
Inter-American Development Bank, Series GMTN, 6.250%, 6/22/2016   NZD       17,875,000          12,684,868
                                                                                            --------------
                                                                                               502,390,108
                                                                                            --------------
Technology - 2.7%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015                          115,000             104,172
Amkor Technology, Inc., 7.125%, 3/15/2011(b)                                 8,785,000           8,521,450
Arrow Electronics, Inc., 6.875%, 7/01/2013                                  17,380,000          17,967,722
Arrow Electronics, Inc., 6.875%, 6/01/2018                                   5,000,000           5,093,620
Avnet, Inc., 5.875%, 3/15/2014                                              36,145,000          35,655,055
Avnet, Inc., 6.000%, 9/01/2015                                              50,685,000          48,847,010
Avnet, Inc., 6.625%, 9/15/2016                                              15,225,000          15,426,792
Corning, Inc., 5.900%, 3/15/2014                                             9,330,000           9,358,363
Corning, Inc., 6.200%, 3/15/2016                                             5,155,000           5,168,145
Corning, Inc., 6.750%, 9/15/2013                                            13,600,000          14,296,769
Corning, Inc., 6.850%, 3/01/2029                                            10,321,000          10,401,132
Corning, Inc., 7.250%, 8/15/2036                                             5,645,000           5,818,793
Freescale Semiconductor, Inc., 10.125%, 12/15/2016, 144A(b)                 18,185,000          17,093,900
Hynix Semiconductor, Inc., 9.875%, 7/01/2012, 144A                           6,585,000           7,342,275
Lucent Technologies, Inc., 6.450%, 3/15/2029                                59,567,000          51,823,290
Lucent Technologies, Inc., 6.500%, 1/15/2028                                 2,216,000           1,927,920
Motorola, Inc., 6.500%, 9/01/2025                                           10,200,000           9,756,698
Nortel Networks Corp., 6.875%, 9/01/2023                                    16,007,000          14,006,125

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                  Principal Amount (++)    Value (+)
                                                                  --------------------- --------------
BONDS AND NOTES - continued
Technology - continued
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A                        $ 17,805,000      $   19,095,862
Northern Telecom Capital Corp., 7.875%, 6/15/2026                        8,695,000           8,216,775
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A                   5,400,000           5,927,288
SunGard Data Systems, Inc., 9.125%, 8/15/2013                            1,790,000           1,832,513
SunGard Data Systems, Inc., 10.250%, 8/15/2015                           2,570,000           2,717,775
Xerox Capital Trust I, 8.000%, 2/01/2027(b)                             25,440,000          26,117,035
Xerox Corp., 7.200%, 4/01/2016                                             615,000             639,741
                                                                                        --------------
                                                                                           343,156,220
                                                                                        --------------
Textile - 0.1%
Kellwood Co., 7.625%, 10/15/2017                                        11,070,000          10,672,288
                                                                                        --------------
Tobacco - 0.8%
Altria Group, Inc., 7.000%, 11/04/2013                                  11,000,000          11,667,128
Reynolds American, Inc., 6.750%, 6/15/2017                              67,410,000          68,355,830
Reynolds American, Inc., 7.250%, 6/15/2037                              17,990,000          18,519,679
                                                                                        --------------
                                                                                            98,542,637
                                                                                        --------------
Transportation Services - 0.9%
APL Ltd., 8.000%, 1/15/2024(d)                                          19,894,000          18,627,150
Atlas Air, Inc., Series 1999-1A, 6.880%, 7/02/2009                       1,212,411           1,230,598
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(f)                   18,164,300          20,434,837
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011(f)                   15,689,997          15,533,097
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014(f)            9,260,147          11,019,575
Atlas Air, Inc., Series 2000-1, 9.702%, 1/02/2008(f)                       201,720             197,685
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)                         39,925,752          45,714,986
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)                          6,552,024           5,896,822
                                                                                        --------------
                                                                                           118,654,750
                                                                                        --------------
Treasuries - 14.5%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)                              683,390,000         618,788,460
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)                              395,050,000         372,489,089
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)                              830,825,000         853,153,422
                                                                                        --------------
                                                                                         1,844,430,971
                                                                                        --------------
Wireless - 1.4%
ALLTEL Corp., 7.875%, 7/01/2032                                         46,019,000          38,985,318
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013                5,780,000           5,736,818
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014                35,275,000          33,597,779
Philippine Long Distance Telephone Co., 11.375%, 5/15/2012(b)              925,000           1,110,000
Rogers Wireless, Inc., 6.375%, 3/01/2014                                 1,895,000           1,915,233
Rogers Wireless, Inc., 7.625%, 12/15/2011                     CAD       28,500,000          29,055,849
Sprint Capital Corp., 6.875%, 11/15/2028                                 8,496,000           8,087,028
Sprint Nextel Corp., 6.000%, 12/01/2016                                 15,184,000          14,404,377
True Move Co. Ltd., 10.750%, 12/16/2013, 144A                           36,610,000          38,806,600
Vodafone Group Plc, 6.150%, 2/27/2037                                    2,655,000           2,469,920
                                                                                        --------------
                                                                                           174,168,922
                                                                                        --------------
Wirelines - 5.5%
AT&T Corp., 6.500%, 3/15/2029                                           27,859,000          26,813,758
AT&T, Inc., 6.150%, 9/15/2034                                           14,755,000          14,147,227
Bell Canada, 5.000%, 2/15/2017                                CAD        4,505,000           3,751,500
Bell Canada, 6.550%, 5/01/2029, 144A                          CAD        3,320,000           2,820,757

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)    Value (+)
                                                                      --------------------- ---------------
BONDS AND NOTES - continued
Wirelines - continued
Bell Canada, 7.300%, 2/23/2032                                    CAD     $  8,495,000      $     7,760,157
Bell Canada, Series M-17, 6.100%, 3/16/2035                       CAD       20,785,000           16,552,799
BellSouth Corp., 6.000%, 11/15/2034(b)                                      26,970,000           25,243,462
Embarq Corp., 7.995%, 6/01/2036                                              8,735,000            8,864,837
GTE Corp., 6.940%, 4/15/2028                                                11,700,000           12,033,485
Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030                              10,505,000           11,779,372
Koninklijke (Royal) KPN NV, Series EMTN, 5.750%, 3/18/2016(b)     GBP        1,600,000            3,034,080
Koninklijke (Royal) KPN NV, Series GMTN, 4.000%, 6/22/2015        EUR        2,750,000            3,352,615
Level 3 Financing, Inc., 8.750%, 2/15/2017, 144A                            34,215,000           33,830,081
New England Telephone & Telegraph, 7.875%, 11/15/2029                        2,740,000            2,997,733
Qwest Capital Funding, Inc., 6.375%, 7/15/2008(b)                              919,000              919,000
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                             26,400,000           23,760,000
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)                           64,885,000           56,693,269
Qwest Capital Funding, Inc., 7.000%, 8/03/2009                               4,995,000            4,995,000
Qwest Capital Funding, Inc., 7.250%, 2/15/2011(b)                            1,820,000            1,810,900
Qwest Capital Funding, Inc., 7.625%, 8/03/2021(b)                            9,275,000            8,857,625
Qwest Capital Funding, Inc., 7.750%, 2/15/2031                              35,735,000           33,680,237
Qwest Corp., 6.875%, 9/15/2033(b)                                           20,490,000           19,209,375
Qwest Corp., 7.250%, 9/15/2025                                               8,825,000            8,802,938
Telecom Italia Capital, 6.000%, 9/30/2034                                   18,575,000           16,734,663
Telecom Italia Capital, 6.375%, 11/15/2033                                  26,400,000           24,867,454
Telefonica Emisiones SAU, 7.045%, 6/20/2036                                174,550,000          180,759,965
Telus Corp., 4.950%, 3/15/2017                                    CAD       45,415,000           38,805,253
Verizon Communications, 5.850%, 9/15/2035                                   87,716,000           80,453,378
Verizon Maryland, Inc., 5.125%, 6/15/2033                                    9,290,000            7,517,319
Verizon New York, Inc., Series B, 7.375%, 4/01/2032                         17,475,000           18,379,960
                                                                                            ---------------
                                                                                                699,228,199
                                                                                            ---------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $11,004,169,672)                                                          11,424,693,864
                                                                                            ---------------
CONVERTIBLE BONDS - 4.2%
Banking - 0.3%
Wells Fargo & Co., 5.106%, 5/01/2033(b)(c)                                  42,240,000           42,235,776
                                                                                            ---------------
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                                         14,480,000           13,303,500
                                                                                            ---------------
Independent Energy - 0.1%
Devon Energy Corp., 4.900%, 8/15/2008                                        1,400,000            2,201,500
Devon Energy Corp., 4.950%, 8/15/2008                                        2,600,000            4,088,500
                                                                                            ---------------
                                                                                                  6,290,000
                                                                                            ---------------
Industrial Other - 0.2%
Incyte Corp., 3.500%, 2/15/2011(b)                                          24,551,000           21,512,814
                                                                                            ---------------
Media Non-Cable - 0.1%
Liberty Media LLC, 3.500%, 1/15/2031                                         7,842,101            7,724,470
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011),
  4.875%, 7/15/2018(g)                                                       4,048,000            3,931,620
                                                                                            ---------------
                                                                                                 11,656,090
                                                                                            ---------------
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co., 4.860%, 9/15/2023(c)                              62,700,000           63,483,750
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008                              26,865,000           26,428,444

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                  Principal Amount (++)    Value (+)
                                                                  --------------------- ---------------
BONDS AND NOTES - continued
Pharmaceuticals - continued
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                         $  7,122,000      $     5,510,647
Human Genome Sciences, Inc., 2.250%, 8/15/2012(b)                       11,210,000            9,248,250
IVAX Corp., 4.500%, 5/15/2008                                            2,875,000            2,921,719
Nektar Therapeutics, 3.250%, 9/28/2012                                  18,525,000           16,163,062
Nektar Therapeutics, 3.500%, 10/17/2007                                  8,625,000            8,452,500
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008                     38,828,000           39,410,420
Valeant Pharmaceuticals International, 3.000%, 8/16/2010                34,125,000           32,248,125
Valeant Pharmaceuticals International, 4.000%, 11/15/2013               33,914,000           31,455,235
                                                                                        ---------------
                                                                                            235,322,152
                                                                                        ---------------
Technology - 0.5%
Avnet, Inc., 2.000%, 3/15/2034                                          18,780,000           23,756,700
Ciena Corp., 3.750%, 2/01/2008                                           1,250,000            1,235,938
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008                    10,920,000           10,141,950
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010                      5,465,000            5,478,662
Maxtor Corp., 5.750%, 3/01/2012(d)                                      10,233,000            9,721,350
Nortel Networks Corp., 4.250%, 9/01/2008                                15,980,000           15,760,275
Richardson Electronics Ltd., 7.750%, 12/15/2011                            395,000              398,950
                                                                                        ---------------
                                                                                             66,493,825
                                                                                        ---------------
Textile - 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012                                       165,000              154,894
Kellwood Co., (Step to 0.000% on 6/16/2011), 3.500%, 6/15/2034(g)       15,830,000           14,524,025
                                                                                        ---------------
                                                                                             14,678,919
                                                                                        ---------------
Transportation Services - 0.0%
Builders Transportation, Inc., 8.000%, 8/15/2005(h)                      1,000,000                   --
Preston Corp., 7.000%, 5/01/2011                                           750,000              719,302
                                                                                        ---------------
                                                                                                719,302
                                                                                        ---------------
Wireless - 0.0%
Nextel Communications, Inc., 5.250%, 1/15/2010                           3,505,000            3,483,094
                                                                                        ---------------
Wirelines - 0.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010                         36,065,000           39,265,769
Level 3 Communications, Inc., 6.000%, 9/15/2009                         31,710,000           30,758,700
Level 3 Communications, Inc., 6.000%, 3/15/2010(b)                      42,392,000           40,643,330
                                                                                        ---------------
                                                                                            110,667,799
                                                                                        ---------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $496,565,315)                                                            526,363,271
                                                                                        ---------------
TOTAL BONDS AND NOTES
  (Identified Cost $11,500,734,987)                                                      11,951,057,135
                                                                                        ---------------

                                                                         Shares
                                                                      ------------
COMMON STOCKS - 0.3%
Biotechnology - 0.2%
Vertex Pharmaceuticals, Inc.(b)(f)                                         879,080           25,106,525
                                                                                        ---------------
Communications Equipment - 0.1%
Corning, Inc.(f)                                                           630,490           16,109,019
                                                                                        ---------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                   Shares    Value (+)
                                                                  --------- ------------
TOTAL COMMON STOCKS
  (Identified Cost $17,662,399)                                               41,215,544
                                                                            ------------
PREFERRED STOCKS - 1.8%
CONVERTIBLE PREFERRED STOCKS - 1.8%
Automotive - 0.6%
Ford Motor Co., Capital Trust II, 6.500%                          1,940,230 $ 74,815,269
                                                                            ------------
Construction Machinery - 0.0%
United Rentals Trust, 6.500%                                         12,771      627,375
                                                                            ------------
Consumer Products - 0.1%
Newell Financial Trust I, 5.250%                                    199,622    9,831,383
                                                                            ------------
Electric - 0.1%
AES Trust III, 6.750%(b)                                            214,225   10,734,815
                                                                            ------------
Electric Utilities - 0.1%
CMS Energy Trust I, 7.750%                                          207,375   10,342,828
                                                                            ------------
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc., 7.250%(b)                                          517,100   12,384,545
                                                                            ------------
Lodging - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)                      51,100    1,297,940
                                                                            ------------
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., 4.500%(b)                                   33,581    3,374,891
Chesapeake Energy Corp., 5.000%(b)                                  360,780   40,181,872
                                                                            ------------
                                                                              43,556,763
                                                                            ------------
Packaging - 0.2%
Owens-Illinois, Inc., 4.750%                                        634,215   26,795,584
                                                                            ------------
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%                              148,375    6,255,490
Williams Cos., Inc., 5.500%                                          25,000    3,703,125
                                                                            ------------
                                                                               9,958,615
                                                                            ------------
Technology - 0.2%
Lucent Technologies Capital Trust, 7.750%                            24,695   25,420,416
                                                                            ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $206,507,127)                                             225,765,533
                                                                            ------------
NON-CONVERTIBLE PREFERRED STOCKS - 0.0%
Electric - 0.0%
Connecticut Light & Power Co., 1.900%                                 2,925       99,816
Entergy Arkansas, Inc., 4.320%                                          100        7,531
Entergy Mississippi, Inc., 4.360%                                     5,000      375,313
Entergy New Orleans, Inc., 4.360%(h)                                    665       50,311
Entergy New Orleans, Inc., 4.750%(h)                                    200       16,075
MDU Resources Group, Inc., 5.100%                                     1,545      154,259
Public Service Co., 4.000%                                              360       24,525
Southern California Edison Co., 4.780%(b)                            50,100    1,077,150
Xcel Energy, Inc., 3.600%                                             1,100       79,475
                                                                            ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $1,383,151)                                                 1,884,455
                                                                            ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $207,890,278)                                             227,649,988
                                                                            ------------
CLOSED END INVESTMENT COMPANIES - 0.2%
Morgan Stanley Emerging Markets Debt Fund, Inc.                     356,954    3,648,070
Western Asset High Income Opportunity Fund, Inc.                  2,217,450   14,834,740

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                         Shares            Value (+)
                                                                     --------------     ---------------
CLOSED END INVESTMENT COMPANIES - continued
Western Asset Managed High Income Fund, Inc.                              1,369,100     $     9,008,678
                                                                                        ---------------
TOTAL CLOSED END INVESTMENT COMPANIES
  (Identified Cost $26,086,939)                                                              27,491,488
                                                                                        ---------------

                                                                  Principal Amount (++)
                                                                  ---------------------
SHORT-TERM INVESTMENTS - 22.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.250%, to be repurchased at
  $204,161,282 on 7/02/07 collateralized by $170,635,000 U.S.
  Treasury Bond, 7.125% due 2/15/23 with a value $208,174,700
  including accrued interest(i)                                      $  204,089,000         204,089,000
                                                                                        ---------------

                                                                         Shares
                                                                     --------------
State Street Securities Lending Quality Trust(j)                      2,626,967,733       2,626,967,733
                                                                                        ---------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $2,831,056,733)                                                        2,831,056,733
                                                                                        ---------------
TOTAL INVESTMENTS - 118.9%
  (Identified Cost $14,583,431,336)(a)                                                   15,078,470,888
  Other assets less liabilities--(18.9)%                                                 (2,394,992,807)
                                                                                        ---------------
TOTAL NET ASSETS - 100.0%                                                               $12,683,478,081
                                                                                        ===============

--------
(++)Principal amount stated in U.S. dollars unless otherwise noted.

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++) Amount shown represents units. One unit represents a principal amount of 100.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $14,595,747,239 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                       $ 621,187,344
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                      (138,463,695)
                                                            -------------
      Net unrealized appreciation                           $ 482,723,649
                                                            =============

      At September 30, 2006, the Fund had a capital loss carryover of approximately $73,650,311 of which $73,307,059 expires on September 30, 2011 and $343,252 expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $2,600,136,314 and $2,626,967,733, respectively.

(c)   Variable rate security. Rate as of June 30, 2007 is disclosed.

(d) Illiquid security. At June 30, 2007, the value of these securities amounted to $57,210,563 or 0.5% of total net assets.

(e)   Payment-in-Kind security.

(f)   Non-income producing security.

(g) Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(h)   Non-Income producing security due to default or bankruptcy filing.

(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(j)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $1,534,779,112 or 12.1% of total net assets.

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD:
Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK:
Iceland Krona KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit;
NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht; ZAR: South African Rand.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

         Sovereigns                               17.5%
         Treasuries                               14.5
         Banking                                   6.4
         Wirelines                                 6.4
         Supranational                             4.0
         Technology                                3.4
         Healthcare                                3.1
         Automotive                                2.8
         Pharmaceuticals                           2.7
         Pipelines                                 2.6
         Non-Captive Finance                       2.4
         Electric                                  2.3
         Other, less than 2% each                 28.5

CURRENCY EXPOSURE AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

         United States Dollar                     63.9%
         Canadian Dollar                          16.0
         Brazilian Real                            3.3
         Mexican Peso                              2.9
         New Zealand Dollar                        2.7
         Other, less than 2% each                  7.8

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Fixed Income Fund

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - 93.3% of Total Net Assets
NON-CONVERTIBLE BONDS - 88.4%
Aerospace & Defense - 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A                                $       175,000    $   168,875
                                                                                            -----------
Airlines - 0.1%
American Airlines, Inc., 7.324%, 10/15/2009                                      250,000        253,437
American Airlines, Inc., Series 93A6, 8.040%,
  9/16/2011                                                                       42,633         42,420
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%,
  4/02/2018                                                                      125,361        128,652
Continental Airlines, Inc., Series 2001-1B, 7.373%, 12/15/2015                   224,184        223,063
                                                                                            -----------
                                                                                                647,572
                                                                                            -----------
Asset-Backed Securities - 0.1%
Community Program Loan Trust, Series 1987-A, Class A5,
  4.500%, 4/01/2029                                                              725,000        678,894
Ford Credit Auto Owner Trust, Series 2004-A, Class A4,
  3.540%, 11/15/2008                                                              80,737         80,311
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010                                  105,000        104,094
                                                                                            -----------
                                                                                                863,299
                                                                                            -----------
Automotive - 2.1%
Cummins, Inc., 7.125%, 3/01/2028                                               2,400,000      2,424,331
DaimlerChrysler NA Holding Corp., 6.500%, 11/15/2013                             200,000        206,559
Ford Motor Co., 6.375%, 2/01/2029                                                730,000        538,375
Ford Motor Co., 6.500%, 8/01/2018(b)                                              50,000         40,500
Ford Motor Co., 6.625%, 10/01/2028                                             2,435,000      1,820,162
Ford Motor Co., 7.125%, 11/15/2025(b)                                            595,000        455,175
Ford Motor Co., 7.450%, 7/16/2031(b)                                           4,565,000      3,646,294
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010                                      55,000         52,544
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013(b)                                 110,000        101,915
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010                                     500,000        499,904
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016                                    565,000        541,184
General Motors Corp., 8.250%, 7/15/2023                                        1,025,000        934,031
General Motors Corp., 8.375%, 7/15/2033(b)                                        55,000         50,188
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028                                    375,000        341,250
                                                                                            -----------
                                                                                             11,652,412
                                                                                            -----------
Banking - 6.0%
BAC Capital Trust VI, 5.625%, 3/08/2035                                        2,385,000      2,129,531
Bank of America Corp., 4.850%, 11/15/2014                                        500,000        463,620
Barclays Bank Plc, Series A, 4.370%, 5/12/2008(c)                              1,000,000        992,780
Barclays Financial LLC, 4.060%, 9/16/2010, 144A                   KRW      2,340,000,000      2,470,436
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A      THB         45,000,000      1,319,337
Barclays Financial LLC, 4.160%, 2/22/2010, 144A                   THB        175,000,000      5,140,694
BNP Paribas SA, Series EMTN, Zero Coupon Bond,
  6/13/2011, 144A                                                 IDR     18,710,000,000      1,472,992
CitiFinancial Credit Co., 6.250%, 1/01/2008                                      300,000        301,036
HSBC Bank USA, 3.310%, 8/25/2010, 144A                                         5,000,000      5,504,500
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A           BRL         16,585,000      6,490,566
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A           IDR     13,692,036,000      1,107,076
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A           IDR     17,920,000,000      1,448,930

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Banking - continued
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A           IDR   $  21,194,634,240   $ 1,570,352
JPMorgan Chase & Co., Zero Coupon Bond, 6/08/2012, Series EMTN,
  144A                                                            MYR           4,651,835     1,122,256
JPMorgan Chase & Co., 6.375%, 4/01/2008                                           500,000       503,396
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A         IDR      18,824,303,000     1,587,400
                                                                                            -----------
                                                                                             33,624,902
                                                                                            -----------
Building Materials - 0.7%
Owens Corning, Inc., 6.500%, 12/01/2016                                           805,000       806,057
Owens Corning, Inc., 7.000%, 12/01/2036                                         1,205,000     1,174,162
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)                                    250,000       224,687
USG Corp., 6.300%, 11/15/2016                                                   1,680,000     1,641,615
                                                                                            -----------
                                                                                              3,846,521
                                                                                            -----------
Chemicals - 1.5%
Borden, Inc., 7.875%, 2/15/2023                                                 5,240,000     4,480,200
Borden, Inc., 8.375%, 4/15/2016                                                    55,000        51,975
Borden, Inc., 9.200%, 3/15/2021                                                   905,000       859,750
ICI Wilmington, Inc., 5.625%, 12/01/2013                                          115,000       112,993
Lubrizol Corp., 5.500%, 10/01/2014                                                365,000       349,717
Lubrizol Corp., 6.500%, 10/01/2034                                              1,170,000     1,129,382
Methanex Corp., 6.000%, 8/15/2015                                               1,565,000     1,506,141
                                                                                            -----------
                                                                                              8,490,158
                                                                                            -----------
Construction Machinery - 0.2%
Toro Co., 6.625%, 5/01/2037                                                       965,000       927,954
                                                                                            -----------
Diversified Manufacturing - 0.1%
General Electric Co., 5.000%, 2/01/2013                                           500,000       484,769
                                                                                            -----------
Electric - 3.8%
AES Corp., 7.750%, 3/01/2014                                                      730,000       731,825
AES Corp., 9.375%, 9/15/2010                                                      100,000       106,375
Calpine Corp., 8.500%, 7/15/2010, 144A(d)                                         215,000       228,975
Consolidated Edison Co. of N.Y., 5.625%, 7/01/2012(b)                             110,000       110,354
Dominion Resources, Inc., 5.700%, 9/17/2012                                       160,000       160,127
Duke Energy Corp., 4.200%, 10/01/2008                                              85,000        83,678
Dynegy Holdings, Inc., 7.125%, 5/15/2018                                          380,000       338,200
Dynegy Holdings, Inc., 7.625%, 10/15/2026                                         810,000       716,850
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%,
  2/01/2027                                                                     1,589,000     1,764,295
Empresa Nacional de Electricidad SA (Endesa-Chile), 8.350%,
  8/01/2013                                                                       500,000       558,220
Enersis SA, 7.375%, 1/15/2014(b)                                                  275,000       291,444
Enersis SA, 7.400%, 12/01/2016                                                  4,000,000     4,303,944
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A                                    4,285,000     4,301,797
National Rural Utilities Cooperative Finance Corp., 4.150%,
  3/15/2008                                                                       400,000       395,317
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027                      695,000       637,663
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A                          1,036,459     1,047,301
Quezon Power Philippines Co., 8.860%, 6/15/2017                                 1,510,600     1,563,471

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Electric - continued
Tiverton Power Associates Ltd., 9.000%, 7/15/2018, 144A(d)                 $   456,952      $   685,428
TXU Corp., Series P, 5.550%, 11/15/2014                                        170,000          144,318
TXU Corp., Series R, 6.550%, 11/15/2034                                      1,155,000          934,186
White Pine Hydro LLC, 6.310%, 7/10/2017(e)                                     450,000          444,928
White Pine Hydro LLC, 6.960%, 7/10/2037(e)                                     670,000          661,763
White Pine Hydro LLC, 7.260%, 7/20/2015(e)                                   1,280,000        1,268,210
                                                                                            -----------
                                                                                             21,478,669
                                                                                            -----------
Entertainment - 2.0%
Time Warner, Inc., 6.500%, 11/15/2036                                          910,000          864,017
Time Warner, Inc., 6.625%, 5/15/2029                                         2,065,000        2,004,995
Time Warner, Inc., 6.950%, 1/15/2028                                           875,000          881,367
Time Warner, Inc., 7.625%, 4/15/2031                                           730,000          782,101
Time Warner, Inc., 7.700%, 5/01/2032                                         1,155,000        1,248,959
Viacom, Inc., 5.625%, 8/15/2012                                                500,000          491,590
Viacom, Inc., Class B, 6.875%, 4/30/2036                                     4,880,000        4,714,685
                                                                                            -----------
                                                                                             10,987,714
                                                                                            -----------
Food & Beverage - 0.3%
Corn Products International, Inc., 6.625%, 4/15/2037                         1,540,000        1,499,797
Sara Lee Corp., 6.125%, 11/01/2032                                             295,000          263,908
                                                                                            -----------
                                                                                              1,763,705
                                                                                            -----------
Foreign Local Governments - 4.7%
Province of Alberta, 5.930%, 9/16/2016                            CAD        1,042,305        1,031,306
Province of British Columbia, Zero Coupon Bond, 8/23/2013         CAD       11,700,000        8,261,379
Province of Ontario, 5.700%, 12/01/2008                           CAD       18,145,000       17,315,495
                                                                                            -----------
                                                                                             26,608,180
                                                                                            -----------
Government Owned--No Guarantee - 0.5%
Pemex Project Funding Master Trust, 5.750%, 12/15/2015                         175,000          171,675
Pemex Project Funding Master Trust, 8.625%, 2/01/2022(b)                       250,000          307,460
Pemex Project Funding Master Trust, 8.625%, 12/01/2023                       1,400,000        1,705,900
Pemex Project Funding Master Trust, 9.250%, 3/30/2018                          400,000          498,000
                                                                                            -----------
                                                                                              2,683,035
                                                                                            -----------
Government Sponsored - 0.4%
Federal Home Loan Bank, 4.500%, 12/24/2009                                     500,000          491,464
Federal Home Loan Bank, 4.625%, 10/24/2007                                   1,000,000          997,546
Federal Home Loan Bank, 6.050%, 11/07/2018                                     500,000          493,905
Federal Home Loan Mortgage Corp., 5.000%, 2/18/2015                            300,000          288,336
                                                                                            -----------
                                                                                              2,271,251
                                                                                            -----------
Healthcare - 2.1%
Boston Scientific Corp., 5.450%, 6/15/2014                                     230,000          216,447
Boston Scientific Corp., 6.400%, 6/15/2016                                     395,000          383,749
HCA, Inc., 6.250%, 2/15/2013                                                 1,000,000          902,500
HCA, Inc., 6.500%, 2/15/2016(b)                                                565,000          478,131
HCA, Inc., 7.050%, 12/01/2027                                                3,545,000        2,880,635
HCA, Inc., 7.500%, 12/15/2023                                                  415,000          358,068
HCA, Inc., 7.500%, 11/06/2033                                                1,440,000        1,220,400
HCA, Inc., 7.580%, 9/15/2025                                                 2,900,000        2,503,405
HCA, Inc., 7.690%, 6/15/2025                                                 2,070,000        1,800,474

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Healthcare - continued
HCA, Inc., 7.750%, 7/15/2036                                               $   220,000      $   188,193
HCA, Inc., 8.360%, 4/15/2024                                                   380,000          350,372
Owens & Minor, Inc., 6.350%, 4/15/2016                                         320,000          315,110
                                                                                            -----------
                                                                                             11,597,484
                                                                                            -----------
Home Construction - 1.4%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016                              115,000           97,750
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014                              30,000           25,650
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014                               30,000           26,550
Kimball Hill Homes, Inc., 10.500%, 12/15/2012                                  130,000          118,300
Lennar Corp., Series B, 5.600%, 5/31/2015                                      500,000          468,532
Pulte Homes, Inc., 5.200%, 2/15/2015                                         1,305,000        1,172,664
Pulte Homes, Inc., 6.000%, 2/15/2035                                         3,920,000        3,340,287
Pulte Homes, Inc., 6.375%, 5/15/2033                                         1,960,000        1,726,670
Stanley-Martin Communities LLC, 9.750%, 8/15/2015                              370,000          325,600
Toll Brothers Finance Corp., 5.150%, 5/15/2015                                 565,000          509,775
                                                                                            -----------
                                                                                              7,811,778
                                                                                            -----------
Independent Energy - 2.0%
Anadarko Petroleum Corp., 5.950%, 9/15/2016                                  3,495,000        3,412,599
Anadarko Petroleum Corp., 6.450%, 9/15/2036                                  2,580,000        2,481,514
Chesapeake Energy Corp., 6.500%, 8/15/2017                                     380,000          360,050
Chesapeake Energy Corp., 6.875%, 1/15/2016                                     200,000          195,500
Chesapeake Energy Corp., 6.875%, 11/15/2020                                    900,000          861,750
Pioneer Natural Resources Co., 5.875%, 7/15/2016                               435,000          390,935
Pioneer Natural Resources Co., 7.200%, 1/15/2028                             1,465,000        1,354,215
Progress Energy, Inc., 7.100%, 3/01/2011                                        21,000           22,005
Talisman Energy, Inc., 5.850%, 2/01/2037                                       455,000          401,616
Talisman Energy, Inc., 6.250%, 2/01/2038                                     1,230,000        1,139,906
XTO Energy, Inc., 4.900%, 2/01/2014                                            220,000          208,196
XTO Energy, Inc., 5.300%, 6/30/2015                                             70,000           66,798
XTO Energy, Inc., 6.100%, 4/01/2036                                            155,000          145,433
                                                                                            -----------
                                                                                             11,040,517
                                                                                            -----------
Industrial Other - 0.3%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A                               1,575,000        1,586,025
                                                                                            -----------
Integrated Energy - 0.3%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A                  1,613,864        1,668,332
                                                                                            -----------
Life Insurance - 2.5%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A              SGD       17,000,000       10,998,863
Hartford Life Insurance Co., 4.770%, 9/15/2011(c)                              500,000          493,049
John Hancock Insurance Co., 3.800%, 12/15/2007                                 500,000          496,186
John Hancock Insurance Co., 4.420%, 4/15/2009(c)                               500,000          482,775
Principal Life Income Funding Trust, 5.000%, 10/15/2014                        500,000          476,093
Protective Life Secured Trust, 4.300%, 9/10/2014(c)                          1,000,000          863,080
Prudential Financial, Inc., 4.000%, 12/15/2007                                 400,000          396,393
                                                                                            -----------
                                                                                             14,206,439
                                                                                            -----------
Local Authorities - 1.8%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034             2,540,000        2,589,606

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Local Authorities - continued
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%,
  6/01/2046                                                               $  7,570,000      $ 7,263,794
                                                                                            -----------
                                                                                              9,853,400
                                                                                            -----------
Lodging - 0.1%
Hilton Hotels Corp., 7.200%, 12/15/2009                                        400,000          411,000
Host Marriott LP, Series O, 6.375%, 3/15/2015                                  150,000          144,000
                                                                                            -----------
                                                                                                555,000
                                                                                            -----------
Media Cable - 2.0%
Comcast Corp., 5.650%, 6/15/2035                                             2,285,000        1,987,961
Comcast Corp., 6.450%, 3/15/2037                                             2,715,000        2,616,511
Comcast Corp., 6.500%, 11/15/2035                                            3,240,000        3,140,691
CSC Holdings, Inc., 6.750%, 4/15/2012                                          200,000          190,000
CSC Holdings, Inc., 7.625%, 4/01/2011                                           50,000           49,625
CSC Holdings, Inc., 7.875%, 2/15/2018                                          170,000          164,050
Rogers Cable, Inc., 5.500%, 3/15/2014                                          150,000          145,459
TCI Communications, Inc., 7.875%, 2/15/2026                                    550,000          613,083
Time Warner Cable, Inc., 6.550%, 5/01/2037, 144A                             1,500,000        1,449,760
Virgin Media Finance Plc, 9.125%, 8/15/2016                                    400,000          419,000
Virgin Media Finance Plc, 9.750%, 4/15/2014                       GBP          250,000          517,889
                                                                                            -----------
                                                                                             11,294,029
                                                                                            -----------
Media Non-Cable - 0.6%
Clear Channel Communications, Inc., 4.250%, 5/15/2009                           85,000           82,152
News America, Inc., 6.150%, 3/01/2037, 144A                                  2,630,000        2,424,410
News America, Inc., 6.200%, 12/15/2034                                         795,000          741,091
                                                                                            -----------
                                                                                              3,247,653
                                                                                            -----------
Mortgage Related - 0.0%
GS Mortgage Securities Corporation II, Series 2005-GG4, Class
  A4A, 4.751%, 7/10/2039                                                        95,000           88,797
                                                                                            -----------
Non-Captive Consumer - 0.1%
American General Finance Corp., Series MTNG, 5.375%, 9/01/2009                 165,000          164,523
HSBC Finance Corp., 6.500%, 11/15/2008                                          60,000           60,842
SLM Corp., Series B, 4.720%, 9/15/2009(c)                                      500,000          468,350
                                                                                            -----------
                                                                                                693,715
                                                                                            -----------
Non-Captive Diversified - 0.8%
CIT Group, Inc., 5.050%, 9/15/2014                                             500,000          464,941
CIT Group, Inc., 6.000%, 4/01/2036                                             830,000          770,374
GMAC LLC, 5.625%, 5/15/2009                                                  1,500,000        1,466,599
GMAC LLC, 6.125%, 1/22/2008(b)                                                 500,000          499,930
GMAC LLC, 6.306%, 7/16/2007(c)                                                 500,000          500,012
GMAC LLC, 6.875%, 8/28/2012                                                    200,000          195,465
GMAC LLC, Series EMTN, 6.375%, 12/07/2007                         GBP          300,000          599,798
                                                                                            -----------
                                                                                              4,497,119
                                                                                            -----------
Non-Captive Finance - 1.5%
General Electric Capital Corp., 3.500%, 5/01/2008                              150,000          147,799
General Electric Capital Corp., 4.200%, 12/15/2009                             400,000          386,492
General Electric Capital Corp., 6.500%, 9/28/2015                 NZD        9,210,000        6,484,810
General Electric Capital Corp., Series EMTN, 1.725%, 6/27/2008    SGD          250,000          161,624

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Non-Captive Finance - continued
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016    NZD     $  1,345,000      $   971,445
General Electric Capital Corp., Series MTNA, 4.750%, 9/15/2014(b)              400,000          378,409
                                                                                            -----------
                                                                                              8,530,579
                                                                                            -----------
Oil Field Services - 0.2%
North American Energy Partners, Inc., 8.750%, 12/01/2011                     1,000,000        1,010,000
                                                                                            -----------
Packaging - 0.4%
Owens-Illinois, Inc., 7.800%, 5/15/2018                                      2,000,000        2,020,000
                                                                                            -----------
Paper - 2.1%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028                                  650,000          513,500
Georgia-Pacific Corp., 7.250%, 6/01/2028                                     2,000,000        1,840,000
Georgia-Pacific Corp., 7.375%, 12/01/2025                                    2,868,000        2,688,750
Georgia-Pacific Corp., 7.750%, 11/15/2029                                    6,005,000        5,644,700
Georgia-Pacific Corp., 8.000%, 1/15/2024                                       132,000          128,040
International Paper Co., 4.000%, 4/01/2010                                     150,000          143,976
International Paper Co., 4.250%, 1/15/2009                                     700,000          685,965
Jefferson Smurfit Corp., 7.500%, 6/01/2013                                     335,000          324,950
                                                                                            -----------
                                                                                             11,969,881
                                                                                            -----------
Pharmaceuticals - 0.5%
Elan Financial Plc, 7.750%, 11/15/2011                                       2,725,000        2,728,406
Schering-Plough Corp., 5.550%, 12/01/2013                                       75,000           75,276
                                                                                            -----------
                                                                                              2,803,682
                                                                                            -----------
Pipelines - 2.2%
DCP Midstream LP, 6.450%, 11/03/2036, 144A                                   1,740,000        1,718,809
El Paso Corp., 6.950%, 6/01/2028                                               925,000          859,428
El Paso Corp., 7.800%, 8/01/2031                                               250,000          253,164
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013                           150,000          141,937
Kinder Morgan Finance, 6.400%, 1/05/2036                                     2,165,000        1,913,254
Kinder Morgan, Inc., 6.500%, 9/01/2012                                         110,000          110,100
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015                            305,000          278,035
KN Capital Trust III, 7.630%, 4/15/2028(b)                                     615,000          578,265
Plains All American Pipeline LP, 6.125%, 1/15/2017, 144A                     1,785,000        1,771,600
Plains All American Pipeline LP, 6.650%, 1/15/2037, 144A                     3,850,000        3,795,938
Williams Cos., Inc., 7.500%, 1/15/2031                                       1,000,000        1,035,000
                                                                                            -----------
                                                                                             12,455,530
                                                                                            -----------
Property & Casualty Insurance - 1.0%
Allstate Corp., 5.950%, 4/01/2036                                              540,000          515,316
Axis Capital Holdings Ltd., 5.750%, 12/01/2014                                  80,000           77,721
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014                               1,190,000        1,113,318
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015                                 775,000          732,325
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033                                 180,000          151,549
Travelers Cos., Inc. (The), 6.250%, 6/15/2037                                1,925,000        1,864,083
Travelers Property Casualty Corp., 6.375%, 3/15/2033                         1,400,000        1,388,975
                                                                                            -----------
                                                                                              5,843,287
                                                                                            -----------
Railroads - 0.3%
CSX Corp., 6.000%, 10/01/2036                                                1,575,000        1,470,382
Missouri Pacific Railroad Co., 5.000%, 1/01/2045                               500,000          381,255
                                                                                            -----------
                                                                                              1,851,637
                                                                                            -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Real Estate Investment Trusts - 0.4%
Colonial Realty LP, 4.750%, 2/01/2010                                      $    15,000      $    14,678
Highwoods Properties, Inc., 5.850%, 3/15/2017, 144A                          1,870,000        1,808,730
Highwoods Properties, Inc., 7.500%, 4/15/2018                                  475,000          514,328
                                                                                            -----------
                                                                                              2,337,736
                                                                                            -----------
Refining - 0.1%
Valero Energy Corp., 4.750%, 4/01/2014                                         445,000          415,350
                                                                                            -----------
Restaurants - 0.1%
McDonald's Corp., 3.628%, 10/10/2010                              SGD        1,000,000          662,476
                                                                                            -----------
Retailers - 1.3%
Dillard's, Inc., 7.750%, 7/15/2026                                           1,025,000          982,200
Foot Locker, Inc., 8.500%, 1/15/2022                                         1,100,000        1,116,500
J.C. Penney Corp., Inc., 6.375%, 10/15/2036                                    640,000          609,477
J.C. Penney Corp., Inc., 7.125%, 11/15/2023                                  1,045,000        1,123,237
Toys R Us, Inc., 7.375%, 10/15/2018                                          3,140,000        2,645,450
Toys R Us, Inc., 7.875%, 4/15/2013                                             750,000          675,000
                                                                                            -----------
                                                                                              7,151,864
                                                                                            -----------
Sovereigns - 17.4%
Canadian Government, 4.250%, 9/01/2008                            CAD       40,820,000       38,298,917
Canadian Government, 4.500%, 9/01/2007                            CAD       16,520,000       15,558,545
Canadian Government, Series WH31, 6.000%, 6/01/2008               CAD          800,000          762,787
Government of Sweden, Series 1048, 4.000%, 12/01/2009             SEK        1,370,000          198,452
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015         MXN          125,000(++)    1,179,630
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023         MXN          305,000(++)    2,900,042
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012        MXN        1,015,000(++)    9,941,361
Republic of Brazil, 8.250%, 1/20/2034                                        9,711,000       11,925,108
Republic of Brazil, 10.250%, 1/10/2028                            BRL       14,885,000        8,852,439
Republic of Brazil, 11.000%, 8/17/2040(b)                                      575,000          754,112
Republic of Brazil, 12.500%, 1/05/2022                            BRL          625,000          420,598
Republic of South Africa, 13.000%, 8/31/2010                      ZAR       34,225,000        5,363,130
Republic of Uruguay, 7.875%, 1/15/2033(b)(f)                                 1,529,538        1,705,435
                                                                                            -----------
                                                                                             97,860,556
                                                                                            -----------
Supermarkets - 1.8%
Albertson's, Inc., 6.625%, 6/01/2028                                         1,745,000        1,572,577
Albertson's, Inc., 7.450%, 8/01/2029                                         6,515,000        6,354,268
Albertson's, Inc., 7.750%, 6/15/2026                                         1,470,000        1,482,569
Albertson's, Inc., 8.000%, 5/01/2031                                           565,000          577,480
Albertson's, Inc., 8.700%, 5/01/2030                                             5,000            5,491
American Stores Co., 8.000%, 6/01/2026                                          25,000           26,320
Kroger Co., 4.950%, 1/15/2015                                                   90,000           83,093
                                                                                            -----------
                                                                                             10,101,798
                                                                                            -----------
Supranational - 5.6%
European Investment Bank, 4.600%, 1/30/2037, 144A                 CAD        6,000,000        5,373,571
Inter-American Development Bank, Series EMTN, Zero Coupon Bond,
  5/11/2009                                                       BRL       30,000,000       12,621,838
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017  NZD       19,735,000       13,714,576
                                                                                            -----------
                                                                                             31,709,985
                                                                                            -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                      Principal Amount (++)  Value (+)
                                                                      --------------------- -----------
BONDS AND NOTES - continued
Technology - 2.3%
Amkor Technology, Inc., 7.125%, 3/15/2011                                 $    725,000      $   703,250
Arrow Electronics, Inc., 6.875%, 7/01/2013                                   3,500,000        3,618,356
Avnet, Inc., 6.000%, 9/01/2015                                               1,645,000        1,585,347
Avnet, Inc., 6.625%, 9/15/2016                                                 130,000          131,723
Corning, Inc., 6.200%, 3/15/2016                                               250,000          250,638
Corning, Inc., 6.850%, 3/01/2029                                               450,000          453,494
Corning, Inc., 7.250%, 8/15/2036                                             1,175,000        1,211,175
International Business Machines Corp., 5.375%, 2/01/2009                       480,000          480,700
Lucent Technologies, Inc., 6.450%, 3/15/2029                                   250,000          217,500
Motorola, Inc., 5.800%, 10/15/2008(b)                                          500,000          501,961
Nortel Networks Corp., 6.875%, 9/01/2023                                     1,325,000        1,159,375
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A                               1,000,000        1,072,500
Northern Telecom Capital Corp., 7.875%, 6/15/2026                              150,000          141,750
Samsung Electronics Co., Ltd., 7.700%, 10/01/2027, 144A                      1,158,000        1,271,074
                                                                                            -----------
                                                                                             12,798,843
                                                                                            -----------
Textile - 0.6%
Kellwood Co., 7.625%, 10/15/2017                                             3,250,000        3,133,237
                                                                                            -----------
Tobacco - 0.7%
Reynolds American, Inc., 6.750%, 6/15/2017                                   3,045,000        3,087,724
Reynolds American, Inc., 7.250%, 6/15/2037                                     810,000          833,849
                                                                                            -----------
                                                                                              3,921,573
                                                                                            -----------
Transportation Services - 1.1%
APL Ltd., 8.000%, 1/15/2024(e)                                               2,500,000        2,340,800
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(g)                        1,326,184        1,491,957
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014(g)                  394,351          469,278
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(g)                              1,500,291        1,717,833
                                                                                            -----------
                                                                                              6,019,868
                                                                                            -----------
Treasuries - 5.5%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)                                   18,700,000       16,932,270
U.S. Treasury Bonds, 5.250%, 11/15/2028(b)                                     260,000          261,788
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)                                   13,450,000       13,811,469
                                                                                            -----------
                                                                                             31,005,527
                                                                                            -----------
Wireless - 1.4%
ALLTEL Corp., 7.875%, 7/01/2032                                                640,000          542,181
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013                      340,000          337,460
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014                     1,150,000        1,095,321
Philippine Long Distance Telephone Co., Series EMTN, 8.350%,
  3/06/2017                                                                  3,914,000        4,373,895
Sprint Capital Corp., 6.125%, 11/15/2008                                        65,000           65,368
Sprint Capital Corp., 6.875%, 11/15/2028                                       677,000          644,411
Sprint Nextel Corp., 6.000%, 12/01/2016                                        898,000          851,892
                                                                                            -----------
                                                                                              7,910,528
                                                                                            -----------
Wirelines - 5.4%
AT&T Corp., 6.500%, 3/15/2029                                                  355,000          341,681
Bell Canada, 5.000%, 2/15/2017                                    CAD           80,000           66,619
Bell Canada, 6.550%, 5/01/2029, 144A                              CAD          120,000          101,955
Bell Canada, 7.300%, 2/23/2032                                    CAD          190,000          173,564
Bell Canada, Series M-17, 6.100%, 3/16/2035                       CAD          535,000          426,064

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                  Principal Amount (++)  Value (+)
                                                                  --------------------- ------------
BONDS AND NOTES - continued
Wirelines - continued
Embarq Corp., 7.082%, 6/01/2016                                       $    235,000      $    236,317
Embarq Corp., 7.995%, 6/01/2036                                            200,000           202,973
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                          3,305,000         2,974,500
Qwest Capital Funding, Inc., 6.875%, 7/15/2028                           7,575,000         6,618,656
Qwest Capital Funding, Inc., 7.000%, 8/03/2009(b)                          850,000           850,000
Qwest Capital Funding, Inc., 7.250%, 2/15/2011(b)                           25,000            24,875
Qwest Capital Funding, Inc., 7.625%, 8/03/2021                             350,000           334,250
Qwest Capital Funding, Inc., 7.750%, 2/15/2031                             775,000           730,438
Telecom Italia Capital, 6.000%, 9/30/2034                                  810,000           729,749
Telecom Italia Capital, 6.375%, 11/15/2033                               1,320,000         1,243,373
Telefonica Emisiones SAU, 7.045%, 6/20/2036                             11,330,000        11,733,087
Verizon Communications, 5.850%, 9/15/2035                                3,975,000         3,645,882
Verizon New Jersey, Inc., 5.875%, 1/17/2012                                 80,000            80,297
                                                                                        ------------
                                                                                          30,514,280
                                                                                        ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $465,239,048)                                                         496,667,521
                                                                                        ------------
CONVERTIBLE BONDS - 4.9%
Independent Energy - 0.9%
Devon Energy Corp., 4.900%, 8/15/2008                                    1,300,000         2,044,250
Devon Energy Corp., 4.950%, 8/15/2008                                    1,900,000         2,987,750
                                                                                        ------------
                                                                                           5,032,000
                                                                                        ------------
Industrial Other - 0.2%
Incyte Corp., 3.500%, 2/15/2011                                            990,000           867,487
                                                                                        ------------
Media Non-Cable - 0.1%
Liberty Media LLC, 3.500%, 1/15/2031                                       209,346           206,206
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011),
  4.875%, 7/15/2018(h)                                                     500,000           485,625
                                                                                        ------------
                                                                                             691,831
                                                                                        ------------
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co., 4.860%, 9/15/2023(c)                             605,000           612,563
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008                           2,255,000         2,218,356
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                              250,000           193,438
Nektar Therapeutics, 3.250%, 9/28/2012                                     800,000           698,000
Nektar Therapeutics, 3.500%, 10/17/2007                                    465,000           455,700
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008                      1,200,000         1,218,000
Valeant Pharmaceuticals International, 3.000%, 8/16/2010                 1,035,000           978,075
Valeant Pharmaceuticals International, 4.000%, 11/15/2013                1,095,000         1,015,612
                                                                                        ------------
                                                                                           7,389,744
                                                                                        ------------
Pipelines - 0.3%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012                    1,884,950         1,875,525
                                                                                        ------------
Technology - 0.7%
Avnet, Inc., 2.000%, 3/15/2034                                           1,270,000         1,606,550
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008                       425,000           394,719
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010                        380,000           380,950
Maxtor Corp., 5.750%, 3/01/2012(e)                                         446,000           423,700
Nortel Networks Corp., 4.250%, 9/01/2008                                   700,000           690,375
Richardson Electronics Ltd., 7.750%, 12/15/2011                            263,000           265,630
                                                                                        ------------
                                                                                           3,761,924
                                                                                        ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                  Principal Amount (++)  Value (+)
                                                                  --------------------- ------------
BONDS AND NOTES - continued
Textile - 0.1%
Dixie Yarns, Inc., 7.000%, 5/15/2012                                   $    85,000      $     79,794
Kellwood Co., (Step to 0.000% on 6/16/2011), 3.500%, 6/15/2034(h)          500,000           458,750
                                                                                        ------------
                                                                                             538,544
                                                                                        ------------
Wirelines - 1.3%
Level 3 Communications, Inc., 2.875%, 7/15/2010                          3,870,000         4,213,462
Level 3 Communications, Inc., 6.000%, 9/15/2009                          2,685,000         2,604,450
Level 3 Communications, Inc., 6.000%, 3/15/2010                            125,000           119,844
                                                                                        ------------
                                                                                           6,937,756
                                                                                        ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $23,033,147)                                                           27,094,811
                                                                                        ------------
TOTAL BONDS AND NOTES
  (Identified Cost $488,272,195)                                                         523,762,332
                                                                                        ------------

                                                                         Shares
                                                                       -----------
COMMON STOCKS - 0.9%

Communications Equipment - 0.9%
Corning, Inc.(g)
  (Identified Cost $1,552,214)                                             205,167         5,242,017
                                                                                        ------------
PREFERRED STOCKS - 1.9%
NON-CONVERTIBLE PREFERRED STOCKS - 0.1%
Electric - 0.1%
Entergy New Orleans, Inc., 4.360%(d)                                            90             6,809
Entergy New Orleans, Inc., 4.750%(d)                                         2,876           231,158
MDU Resources Group, Inc., 5.100%                                              360            35,944
Public Service Electric & Gas Co., 4.180%                                    1,950           154,050
Union Electric Co., 4.500%                                                   4,670           394,615
Xcel Energy, Inc., 4.110%                                                      100             8,800
                                                                                        ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $579,668)                                                                 831,376
                                                                                        ------------
CONVERTIBLE PREFERRED STOCKS - 1.8%
Automotive - 0.5%
Ford Motor Co., Capital Trust II, 6.500%                                    79,845         3,078,823
                                                                                        ------------
Construction Machinery - 0.0%
United Rentals Trust, 6.500%                                                 1,975            97,022
                                                                                        ------------
Consumer Products - 0.2%
Newell Financial Trust I, 5.250%                                            25,075         1,234,944
                                                                                        ------------
Electric - 0.1%
AES Trust III, 6.750%                                                       10,000           501,100
                                                                                        ------------
Lodging - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%                                 2,500            63,500
                                                                                        ------------
Oil, Gas & Consumable Fuels - 0.4%
Chesapeake Energy Corp., 4.500%(b)                                             775            77,888
Chesapeake Energy Corp., 5.000%                                             19,065         2,123,364
                                                                                        ------------
                                                                                           2,201,252
                                                                                        ------------
Packaging - 0.1%
Owens-Illinois, Inc., 4.750%                                                10,250           433,063
                                                                                        ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                         Shares           Value (+)
                                                                      -------------     ------------
PREFERRED STOCKS - continued
Pipelines - 0.2%
El Paso Energy Capital Trust I, 4.750%                                       20,200     $    851,632
                                                                                        ------------
Technology - 0.3%
Lucent Technologies Capital Trust, 7.750%                                     1,500        1,544,062
                                                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $8,879,192)                                                            10,005,398
                                                                                        ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $9,458,860)                                                            10,836,774
                                                                                        ------------

                                                                  Principal Amount (++)
                                                                  ---------------------
SHORT-TERM INVESTMENTS - 9.6%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.250% to be repurchased at
  $12,462,412 on 7/02/07 collateralized by $10,420,000 U.S.
  Treasury Bond, 7.125% due 2/15/23 with a value of $12,712,400,
  including accrued interest(i)                                       $  12,458,000       12,458,000
                                                                                        ------------

                                                                         Shares
                                                                      -------------
State Street Securities Lending Quality Trust(j)                         41,385,496       41,385,496
                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $53,843,496)                                                           53,843,496
                                                                                        ------------
TOTAL INVESTMENTS - 105.7%
  (Identified Cost $553,126,765)(a)                                                      593,684,619
Other assets less liabilities--(5.7)%                                                    (31,966,834)
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                               $561,717,785
                                                                                        ============

--------
(++)Principal amount stated in U.S. dollars unless otherwise noted.

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset values.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++) Amount shown represents units. One unit represents a principal amount of 100.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $554,074,574 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                       $44,892,338
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                      (5,282,293)
                                                             -----------
       Net unrealized appreciation                           $39,610,045
                                                             ===========

      At September 30, 2006, the Fund had a capital loss carryover of approximately $7,668,632 all of which expires on September 30, 2011. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $40,991,169 and $41,385,496, respectively.

(c)   Variable rate security. Rate as of June 30, 2007 is disclosed.

(d)   Non-Income producing security due to default or bankruptcy filing.

(e) Illiquid security. At June 30, 2007, the value of these securities amounted to $5,139,401 or 0.9% of total net assets.

(f)   Payment-in-Kind security

(g)   Non-income producing security.

(h) Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(j)   Represents investments of security lending collateral.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $70,708,482 or 12.6% of total net assets.

      Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP:
      British Pound; IDR: Indonesian Rupiah; KRW: South Korean Won; MXN:
      Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; SEK:
      Swedish Krona; SGD: Singapore Dollar; THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns                  17.4%      Pipelines                    2.7%
Wirelines                    6.7       Automotive                   2.6
Banking                      6.0       Life Insurance               2.5
Supranational                5.6       Paper                        2.1
Treasuries                   5.5       Healthcare                   2.1
Foreign Local Governments    4.7       Media Cable                  2.0
Electric                     4.0       Entertainment                2.0
Technology                   3.3       Other, less than 2% each    24.0
Independent Energy           2.9

CURRENCY EXPOSURE AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar        62.9%
Canadan Dollar              15.5
Brazilian Real               5.0
New Zealand Dollar           3.8
Mexican Peso                 2.5
Singapore Dollar             2.1
Other, less than 2% each     4.3

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Global Bond Fund


                                                                 Principal Amount (++)  Value (+)
                                                                 --------------------- -----------
BONDS AND NOTES - 94.4% of Total Net Assets

NON-CONVERTIBLE BONDS - 94.4%
Argentina - 0.9%
Republic of Argentina, 2.000%, 9/30/2014                     ARS    $   25,984,174     $ 7,204,231
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A(b)             8,050,000       7,758,187
                                                                                       -----------
                                                                                        14,962,418
                                                                                       -----------
Austria - 1.3%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010          JPY     2,530,000,000      20,866,257
                                                                                       -----------
Belgium - 1.8%
Kingdom of Belgium, 5.500%, 9/28/2017                        EUR        21,055,000      30,445,774
                                                                                       -----------
Bermuda - 0.3%
White Mountains Re Group, 6.375%, 3/20/2017, 144A                        5,000,000       4,803,880
                                                                                       -----------
Brazil - 0.2%
Cosan Finance Ltd., 7.000%, 2/01/2017, 144A                              1,250,000       1,211,000
ISA Capital Do Brasil SA, 7.875%, 1/30/2012, 144A(b)                     1,100,000       1,124,750
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A(b)                       1,170,000       1,222,650
                                                                                       -----------
                                                                                         3,558,400
                                                                                       -----------
Canada - 2.5%
Bell Aliant Regional Communications, 5.410%, 9/26/2016       CAD         4,280,000       3,705,919
Bell Canada, 5.000%, 2/15/2017                               CAD         2,080,000       1,732,102
Bell Canada, 6.550%, 5/01/2029, 144A                         CAD           160,000         135,940
Bell Canada, 7.300%, 2/23/2032                               CAD           385,000         351,696
Bell Canada, Series M-17, 6.100%, 3/16/2035                  CAD           385,000         306,607
Canadian Government, 4.250%, 9/01/2009                       CAD         3,100,000       2,899,486
Canadian Government, 4.500%, 6/01/2015(b)                    CAD        24,420,000      22,918,700
Province of Quebec, 1.600%, 5/09/2013(b)                     JPY       687,000,000       5,539,657
Shaw Communications, Inc., 5.700%, 3/02/2017                 CAD         4,215,000       3,730,455
                                                                                       -----------
                                                                                        41,320,562
                                                                                       -----------
Cayman Island - 0.2%
Embraer Overseas Ltd., 6.375%, 1/24/2017                                   580,000         568,400
LPG International, Inc., 7.250%, 12/20/2015                              3,010,000       3,017,525
                                                                                       -----------
                                                                                         3,585,925
                                                                                       -----------
Colombia - 0.6%
Republic of Colombia, 7.375%, 1/27/2017(b)                               1,430,000       1,550,120
Republic of Colombia, 9.850%, 6/28/2027(d)                   COP     3,195,000,000       1,707,786
Republic of Colombia, 11.750%, 3/01/2010                     COP     3,090,000,000       1,659,418
Republic of Colombia, 12.000%, 10/22/2015                    COP     9,545,000,000       5,617,321
                                                                                       -----------
                                                                                        10,534,645
                                                                                       -----------
France - 3.3%
France Telecom SA, Series EMTN, 3.625%, 10/14/2015           EUR         6,255,000       7,568,185
Government of France, 5.000%, 10/25/2016                     EUR        28,000,000      38,975,872
Wendel, 4.375%, 8/09/2017                                    EUR         3,050,000       3,742,161
Wendel, 4.875%, 5/26/2016                                    EUR         3,300,000       4,260,250
                                                                                       -----------
                                                                                        54,546,468
                                                                                       -----------
Germany - 10.5%
Bayerische Landesbank, Series EMTN, 3.125%, 2/10/2009        CHF         7,360,000       6,027,193
Bertelsmann AG, Series EMTN, 3.625%, 10/06/2015              EUR         4,170,000       5,047,505
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017     EUR         8,860,000      11,250,242
Bundesrepublik Deutschland, Series 97, 6.500%, 7/04/2027     EUR         9,325,000      15,474,124
Bundesrepublik Deutschland, Series 99, 4.500%, 7/04/2009     EUR         3,530,000       4,778,583
Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010           JPY     2,214,000,000      18,294,307

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++)  Value (+)
                                                                 --------------------- ------------
BONDS AND NOTES - continued
Germany - continued
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010          EUR    $   15,925,000     $ 20,207,781
Kreditanstalt fuer Wiederaufbau, Series EMTN, 10.000%,
  10/27/2008                                                 ISK       600,000,000        9,330,817
Munchener Hypothekenbank eG, 5.000%, 1/16/2012(b)            EUR        31,180,000       42,701,129
Republic of Germany, 3.250%, 4/17/2009                       EUR        10,335,000       13,696,949
Republic of Germany, 4.000%, 1/04/2037                       EUR        22,865,000       27,518,350
                                                                                       ------------
                                                                                        174,326,980
                                                                                       ------------
India - 0.5%
ICICI Bank Ltd., 6.375%, 4/30/2022, 144A                                 7,800,000        7,411,903
                                                                                       ------------
Ireland - 4.6%
Depfa ACS Bank, Series EMTN, 1.650%, 12/20/2016              JPY     5,150,000,000       40,832,812
Depfa ACS Bank, Series EMTN, 1.875%, 5/07/2009               CHF         2,160,000        1,725,811
Republic of Ireland, 4.600%, 4/18/2016                       EUR        25,450,000       34,393,614
                                                                                       ------------
                                                                                         76,952,237
                                                                                       ------------
Japan - 4.6%
Development Bank of Japan, 1.750%, 3/17/2017                 JPY     2,950,000,000       23,492,919
Japan Government, 0.200%, 9/20/2007                          JPY     6,601,000,000       53,508,070
                                                                                       ------------
                                                                                         77,000,989
                                                                                       ------------
Korea - 0.1%
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A                             1,610,000        1,614,025
                                                                                       ------------
Luxembourg - 0.2%
Telecom Italia Capital, 6.000%, 9/30/2034                                1,365,000        1,229,761
Telecom Italia Capital, 6.375%, 11/15/2033                               1,910,000        1,799,123
                                                                                       ------------
                                                                                          3,028,884
                                                                                       ------------
Mexico - 1.4%
America Movil SAB de CV, 8.460%, 12/18/2036, 144A(b)         MXN        31,000,000        2,920,461
America Movil SAB de CV, 9.000%, 1/15/2016                   MXN        45,000,000        4,389,013
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(b)                     8,210,000        8,497,350
Grupo Televisa SA, 8.490%, 5/11/2037, 144A                   MXN        84,500,000        7,914,160
                                                                                       ------------
                                                                                         23,720,984
                                                                                       ------------
Netherlands - 2.6%
Bite Finance International, 7.645%, 3/15/2014, 144A(c)       EUR         2,820,000        3,988,479
Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A                        1,460,000        1,472,775
Kingdom of Netherlands, 5.500%, 1/15/2028                    EUR        12,995,000       19,308,010
Majapahit Holding BV, 7.250%, 6/28/2017, 144A                            3,340,000        3,260,675
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A    ISK       900,000,000       14,406,072
                                                                                       ------------
                                                                                         42,436,011
                                                                                       ------------
Norway - 1.9%
Kingdom of Norway, 5.500%, 5/15/2009                         NOK        34,845,000        5,925,098
Kingdom of Norway, 6.000%, 5/16/2011                         NOK        25,730,000        4,470,168
Norwegian Government, 5.000%, 5/15/2015                      NOK       124,915,000       20,925,826
                                                                                       ------------
                                                                                         31,321,092
                                                                                       ------------
Poland - 0.6%
Republic of Poland, Series 2BR, 1.020%, 6/09/2009            JPY     1,200,000,000        9,712,899
                                                                                       ------------
Singapore - 1.5%
Government of Singapore, 3.625%, 7/01/2011                   SGD         9,640,000        6,544,785
Government of Singapore, 4.625%, 7/01/2010                   SGD        23,265,000       16,111,490

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++)  Value (+)
                                                                 --------------------- ------------
BONDS AND NOTES - continued
Singapore - continued
SP Powerassets Ltd., 3.730%, 10/22/2010                      SGD    $     2,340,000    $  1,559,605
                                                                                       ------------
                                                                                         24,215,880
                                                                                       ------------
South Africa - 2.1%
Edcon Proprietary Ltd., 7.395%, 6/15/2014, 144A(c)           EUR          6,685,000       8,912,091
Republic of South Africa, 4.500%, 4/05/2016                  EUR          9,090,000      11,719,698
Republic of South Africa, 13.000%, 8/31/2010                 ZAR         94,725,000      14,843,608
                                                                                       ------------
                                                                                         35,475,397
                                                                                       ------------
Spain - 1.2%
Instituto de Credito Oficial, Series EMTN, 0.800%, 9/28/2009 JPY      1,565,000,000      12,612,795
Telefonica Emisiones SAU, 6.221%, 7/03/2017                               7,675,000       7,655,782
                                                                                       ------------
                                                                                         20,268,577
                                                                                       ------------
Supranational - 3.5%
European Investment Bank, 1.250%, 9/20/2012                  JPY      2,400,000,000      19,184,903
European Investment Bank, 1.400%, 6/20/2017                  JPY      2,810,000,000      21,849,347
European Investment Bank, Series EMTN, 6.500%, 8/12/2014     PLN         43,400,000      16,358,707
                                                                                       ------------
                                                                                         57,392,957
                                                                                       ------------
Sweden - 2.1%
Government of Sweden, Series 1048, 4.000%, 12/01/2009        SEK        227,720,000      32,986,450
Stena AB, 7.000%, 12/01/2016                                              1,445,000       1,445,000
                                                                                       ------------
                                                                                         34,431,450
                                                                                       ------------
United Kingdom - 6.3%
BSKYB Finance UK Plc, 5.750%, 10/20/2017(b)                  GBP          3,270,000       6,135,332
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A    IDR     75,579,375,000       6,373,395
Network Rail MTN Finance Plc, Series EMTN, 4.875%, 3/06/2009 GBP          6,200,000      12,223,983
Standard Chartered Bank, 6.750%, 4/27/2009                   GBP            800,000       1,618,208
United Kingdom Treasury, 4.000%, 3/07/2009                   GBP            325,000         634,133
United Kingdom Treasury, 4.000%, 9/07/2016                   GBP          3,270,000       5,875,671
United Kingdom Treasury, 4.250%, 3/07/2036                   GBP          3,415,000       6,238,796
United Kingdom Treasury, 5.000%, 3/07/2012                   GBP         12,970,000      25,280,698
United Kingdom Treasury, 5.000%, 3/07/2025                   GBP         16,575,000      32,590,681
United Kingdom Treasury, 6.250%, 11/25/2010                  GBP          3,625,000       7,379,794
                                                                                       ------------
                                                                                        104,350,691
                                                                                       ------------
United States - 39.2%
Albertson's, Inc., 7.450%, 8/01/2029(b)                                   3,909,000       3,812,561
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A         SGD         16,300,000      10,545,968
Bank of America, 5.300%, 3/15/2017                                       15,925,000      15,206,544
Barclays Financial LLC, 4.060%, 9/16/2010, 144A              KRW      6,820,000,000       7,200,160
Barclays Financial LLC, 4.460%, 9/23/2010, 144A              KRW      3,250,000,000       3,472,318
Barclays Financial LLC, 4.960%, 3/23/2009, 144A(c)           KRW      4,844,220,000       5,263,206
Chesapeake Energy Corp., 6.500%, 8/15/2017                                  590,000         559,025
Chesapeake Energy Corp., 6.875%, 11/15/2020                               4,100,000       3,925,750
CIT Group, Inc., 5.500%, 12/01/2014                          GBP          7,825,000      14,483,561
Citi Credit Card Issuance Trust, 5.375%, 4/10/2013           EUR          5,130,000       7,058,472
Comcast Corp., 6.450%, 3/15/2037                                          9,310,000       8,972,270
Community Health Systems, Inc., 8.875%, 7/15/2015, 144A(d)                3,490,000       3,537,988
Corning, Inc., 5.900%, 3/15/2014                                          1,675,000       1,680,092

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++)  Value (+)
                                                                 --------------------- -----------
BONDS AND NOTES - continued
United States - continued
Corning, Inc., 6.200%, 3/15/2016                                    $    3,180,000     $ 3,188,109
Corning, Inc., 6.750%, 9/15/2013                                           400,000         420,493
Couche-Tard US/Finance, 7.500%, 12/15/2013                               3,775,000       3,803,313
CSX Corp., 6.000%, 10/01/2036(b)                                         7,016,000       6,549,969
DaimlerChrysler NA Holding, 4.875%, 6/15/2010                            3,285,000       3,222,408
Federal Home Loan Mortgage Corp., 4.000%, 12/01/2019                       164,357         152,705
Federal Home Loan Mortgage Corp., 4.000%, 2/01/2020                        245,602         228,191
Federal Home Loan Mortgage Corp., 4.000%, 9/01/2020                      1,062,912         984,706
Federal Home Loan Mortgage Corp., 4.500%, 9/01/2020                      4,892,474       4,645,615
Federal Home Loan Mortgage Corp., 4.500%, 4/01/2035(e)                   5,324,930       4,859,305
Federal Home Loan Mortgage Corp., 5.000%, 4/01/2020                      3,636,559       3,517,158
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035                     22,392,511      21,044,763
Federal Home Loan Mortgage Corp., 5.000%, 8/01/2035                      7,906,997       7,431,095
Federal Home Loan Mortgage Corp., 5.500%, 5/01/2020                      2,092,669       2,062,746
Federal Home Loan Mortgage Corp., 5.500%, 1/01/2021                      1,325,591       1,306,637
Federal Home Loan Mortgage Corp., 6.000%, 5/01/2018                        712,294         716,289
Federal Home Loan Mortgage Corp., 6.000%, 10/01/2020                     1,223,281       1,228,316
Federal Home Loan Mortgage Corp., 6.500%, 8/01/2035                        885,572         895,934
Federal Home Loan Mortgage Corp., 6.500%, 10/01/2035                     1,018,493       1,030,411
Federal National Mortgage Association, 1.750%, 3/26/2008     JPY     2,310,000,000      18,875,775
Federal National Mortgage Association, 2.290%, 2/19/2009     SGD        16,200,000      10,484,128
Federal National Mortgage Association, 4.500%, 6/01/2019                 4,922,156       4,683,046
Federal National Mortgage Association, 4.500%, 9/01/2035                 2,125,704       1,934,919
Federal National Mortgage Association, 5.000%, 10/01/2019                  441,319         427,583
Federal National Mortgage Association, 5.000%, 10/01/2019                1,673,747       1,621,651
Federal National Mortgage Association, 5.000%, 4/01/2020                   424,999         411,019
Federal National Mortgage Association, 5.000%, 6/01/2020                   806,308         779,785
Federal National Mortgage Association, 5.000%, 7/01/2035(f)              4,487,529       4,216,234
Federal National Mortgage Association, 5.000%, 9/01/2035(f)             10,505,344       9,870,239
Federal National Mortgage Association, 5.000%, 5/01/2036                   911,196         856,109
Federal National Mortgage Association, 5.000%, 3/01/2037                 7,699,427       7,214,283
Federal National Mortgage Association, 5.500%, 11/01/2016                  529,660         523,888
Federal National Mortgage Association, 5.500%, 5/01/2020                 2,264,727       2,232,867
Federal National Mortgage Association, 5.500%, 9/01/2020                   853,832         843,153
Federal National Mortgage Association, 5.500%, 11/01/2034                1,544,988       1,495,835
Federal National Mortgage Association, 5.500%, 6/01/2035(g)              7,001,171       6,769,655
Federal National Mortgage Association, 5.500%, 9/01/2035                 4,002,874       3,870,506
Federal National Mortgage Association, 5.500%, 12/01/2035               20,364,085      19,690,682
Federal National Mortgage Association, 5.500%, 4/01/2036                14,847,282      14,356,309
Federal National Mortgage Association, 6.000%, 6/01/2017                 1,340,094       1,352,506
Federal National Mortgage Association, 6.000%, 11/01/2017                  865,652         870,757
Federal National Mortgage Association, 6.000%, 9/01/2021                 2,686,531       2,699,256

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++)  Value (+)
                                                                 --------------------- -----------
BONDS AND NOTES - continued
United States - continued
Federal National Mortgage Association, 6.000%, 11/01/2034           $    2,732,363     $ 2,712,322
Federal National Mortgage Association, 6.000%, 4/01/2035                 3,272,557       3,248,554
Federal National Mortgage Association, 6.000%, 5/01/2035                 3,402,047       3,371,495
Federal National Mortgage Association, 6.500%, 3/01/2033                 1,897,660       1,935,164
Federal National Mortgage Association, 6.500%, 6/01/2035                   514,254         519,771
Federal National Mortgage Association, 6.500%, 7/01/2035                   223,705         226,105
Federal National Mortgage Association, 6.500%, 10/01/2035                1,608,280       1,631,546
General Electric Capital Corp., 0.750%, 2/05/2009            JPY     1,365,000,000      11,012,392
General Electric Capital Corp., Series EMTN, 0.550%,
  10/14/2008                                                 JPY       560,000,000       4,516,918
General Electric Capital Corp., Series EMTN, 1.725%,
  6/27/2008                                                  SGD         2,250,000       1,454,616
General Electric Capital Corp., 2.250%, 2/09/2009            CHF        10,980,000       8,859,516
Georgia-Pacific Corp., 7.125%, 1/15/2017, 144A                           1,860,000       1,785,600
Georgia-Pacific Corp., 7.250%, 6/01/2028                                 4,540,000       4,176,800
Goldman Sachs Group, Inc., 4.428%, 5/23/2016(c)              EUR         8,500,000      11,485,854
Government National Mortgage Association, 5.500%, 11/20/2034               566,962         550,318
Government National Mortgage Association, 5.500%, 2/20/2036              1,647,380       1,596,560
Government National Mortgage Association, 6.000%, 10/20/2035             1,061,844       1,056,774
Government National Mortgage Association, (TBA), 6.500%,
  2/01/2034(d)                                                           4,565,000       4,639,158
Greenwich Capital Commercial Funding Corp., Series
  2005-GG5, Class A2, 5.117%, 4/10/2037                                 11,075,000      10,952,014
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A                            1,625,000       1,576,250
Hospira, Inc., 5.550%, 3/30/2012                                         3,120,000       3,092,825
Hospira, Inc., 6.050%, 3/30/2017                                           890,000         876,409
Host Marriott LP, Series Q, 6.750%, 6/01/2016                            1,015,000         994,700
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A             MYR         7,370,000       1,796,337
HSBC Bank USA, Zero Coupon Bond, 5/17/2012, 144A             MYR        36,855,000       8,886,832
HSBC Bank USA, 3.310%, 8/25/2010, 144A                                  11,760,000      12,946,584
JPMorgan Chase & Co., 5.125%, 9/15/2014                                 15,965,000      15,330,551
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond,
  6/08/2012, 144A                                            MYR        25,669,980       6,192,885
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016                        3,090,000       2,626,500
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014                          75,000          64,125
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014                           85,000          75,225
Lucent Technologies, Inc., 6.450%, 3/15/2029                             7,950,000       6,916,500
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series
  2006-1, Class A2, 5.439%, 2/12/2039                                    5,755,000       5,727,192
Morgan Stanley, 5.375%, 11/14/2013                           GBP         2,010,000       3,801,291
National Semiconductor Corp., 6.150%, 6/15/2012                          9,275,000       9,380,818
News America, Inc., 6.150%, 3/01/2037, 144A                              5,730,000       5,282,080
Owens & Minor, Inc., 6.350%, 4/15/2016                                   5,630,000       5,543,974
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                            855,000         769,500
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)                          250,000         218,438
Qwest Capital Funding, Inc., 7.250%, 2/15/2011(b)                        1,035,000       1,029,825
Qwest Capital Funding, Inc., 7.750%, 2/15/2031(b)                        1,340,000       1,262,950

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++)    Value (+)
                                                                 --------------------- --------------
BONDS AND NOTES - continued
United States - continued
Qwest Corp., 6.875%, 9/15/2033(b)                                    $  1,815,000      $    1,701,563
Qwest Corp., 7.250%, 9/15/2025                                            150,000             149,625
SLM Corp., Series A, 5.000%, 10/01/2013                                 3,740,000           3,191,020
Sprint Nextel Corp., 6.000%, 12/01/2016                                 6,775,000           6,427,138
Time Warner, Inc., 6.625%, 5/15/2029                                    7,255,000           7,044,184
Time Warner, Inc., 6.950%, 1/15/2028                                    2,055,000           2,069,954
TXU Corp., Series Q, 6.500%, 11/15/2024                                 5,790,000           4,787,502
TXU Corp., Series R, 6.550%, 11/15/2034(b)                              2,655,000           2,147,414
U.S. Treasury Bonds, 2.000%, 1/15/2026(b)                               9,698,126           8,784,378
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)                               4,151,000           3,758,602
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)                              22,720,000          21,422,484
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)                               2,770,000           2,844,444
U.S. Treasury Notes, 4.625%, 2/15/2017(b)(e)                           52,945,000          51,273,950
U.S. Treasury Notes, 4.750%, 2/28/2009(b)                              58,895,000          58,715,547
U.S. Treasury Notes, 5.000%, 7/31/2008(e)                              36,180,000          36,168,712
Union Pacific Corp., 5.375%, 6/01/2033(b)                               1,198,000           1,044,524
                                                                                       --------------
                                                                                          650,740,572
                                                                                       --------------
Uruguay - 0.4%
Republic of Uruguay, 4.250%, 4/05/2027                       UYU      157,721,127           7,064,391
                                                                                       --------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $1,577,553,560)                                                      1,566,090,248
                                                                                       --------------
TOTAL BONDS AND NOTES
  (Identified Cost $1,577,553,560)                                                      1,566,090,248
                                                                                       --------------
SHORT-TERM INVESTMENTS - 19.4%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation dated 6/29/07 at 4.250% to be repurchased at
  $84,477,909 on 7/02/07 collateralized by $70,175,000 U.S.
  Treasury Bond, 7.250% due 8/15/22 with a value of
  $86,139,813 including accrued interest(h)                            84,448,000          84,448,000
Federal Home Loan Mortgage Corp., Discount Note, Zero
  Coupon Note, 7/18/2007                                                4,565,000           4,553,918

                                                                        Shares
                                                                     ------------
State Street Securities Lending Quality Trust(i)                      231,923,872         231,923,872
                                                                                       --------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $320,925,790)                                                          320,925,790
                                                                                       --------------
TOTAL INVESTMENTS - 113.8%
  (Identified Cost $1,898,479,350)(a)                                                   1,887,016,038
  Other assets less liabilities--(13.8)%                                                 (228,803,303)
                                                                                       --------------
TOTAL NET ASSETS - 100.0%                                                              $1,658,212,735
                                                                                       ==============

--------
(++)Principal amount stated in U.S. dollars unless otherwise noted.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

    At June 30, 2007, the net unrealized depreciation on investments based on a cost of $1,902,677,252 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over
      tax cost                                                $ 20,540,211
    Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax cost
      over value                                               (36,201,425)
                                                              ------------
    Net unrealized depreciation                               $(15,661,214)
                                                              ============

    At September 30, 2006, the Fund had a capital loss carryover of approximately $1,046,616 all of which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $228,256,838 and $231,923,872, respectively.

(c) Variable rate security. Rate as of June 30, 2007 is disclosed.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(d) Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(e) All or a portion of this security has been segregated to cover requirements on delayed delivery obligations.

(f) All or a portion of this security pledged as collateral for open futures contracts.

(g) All or a portion of this security has been segregated to cover requirements on TBA Obligations.

(h) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(i)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $143,016,651 or 8.6% of total net assets.

MTN   Medium Term Note

TBA   To Be Announced

      Key to Abbreviations: ARS: Argentinean Peso; CAD: Canadian Dollar; CHF:
      Swiss Franc; COP: Colombian Peso; EUR: Euro; GBP: British Pound; IDR:
      Indonesian Rupiah; ISK: Iceland Krona; JPY: Japanese Yen; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NOK: Norwegian Krone; PLN: Polish Zloty; SEK: Swedish Krona; SGD: Singapore Dollar; UYU:
      Uruguayan Peso; ZAR: South African Rand

      At June 30, 2007, open futures contracts sold were as follows:

                                          Aggregated
                     Expiration              Face       Market     Unrealized
Futures                 Date    Contracts   Value       Value     Appreciation
-------              ---------- --------- ----------- ----------- ------------
U.S. Treasury Bond   9/19/2007     100    $10,907,630 $10,775,000 $    132,630
                     ---------     ---    ----------- ----------- ------------

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

   Sovereigns                     21.2%
   Treasuries                     20.4
   Banking                         9.5
   Government Agencies             8.5
   Mortgage Related                6.1
   Government Guaranteed           5.1
   Supranational                   3.5
   Other, Less than 2% each       20.1

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

                                                                 Principal Amount (++) Value (+)
                                                                 --------------------- ---------
BONDS AND NOTES - 97.8% of Total Net Assets

Automotive - 1.9%
Ford Motor Co., 6.625%, 2/15/2028                                     $    20,000      $ 14,850
Ford Motor Co., 6.625%, 10/01/2028                                        185,000       138,288
Ford Motor Co., 7.450%, 7/16/2031                                          60,000        47,925
Ford Motor Co., 7.500%, 8/01/2026                                          15,000        11,850
Toyota Motor Credit Corp., 0.750%, 6/09/2008                 JPY        2,000,000        16,217
                                                                                       --------
                                                                                        229,130
                                                                                       --------
Banking - 1.3%
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A    ISK       10,000,000       160,093
                                                                                       --------
Construction Machinery - 1.3%
Joy Global, Inc., 6.625%, 11/15/2036                                      165,000       163,821
                                                                                       --------
Food & Beverage - 0.6%
Dean Foods Co., 6.900%, 10/15/2017                                         75,000        70,500
                                                                                       --------
Government Guaranteed - 0.4%
Kreditanstalt fuer Wiederaufbau, 1.850%, 9/20/2010           JPY        5,000,000        41,340
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010          JPY        1,000,000         8,253
                                                                                       --------
                                                                                         49,593
                                                                                       --------
Independent Energy - 0.3%
Anadarko Petroleum Corp., 6.450%, 9/15/2036                                 5,000         4,809
Chesapeake Energy Corp., 6.500%, 8/15/2017                                 30,000        28,425
Talisman Energy, Inc., 6.250%, 2/01/2038                                    5,000         4,634
                                                                                       --------
                                                                                         37,868
                                                                                       --------
Lodging - 0.4%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027                           50,000        47,584
                                                                                       --------
Metals & Mining - 0.4%
United States Steel Corp., 6.650%, 6/01/2037                               55,000        53,262
                                                                                       --------
Non-Captive Consumer - 1.0%
SLM Corp., 5.050%, 11/14/2014                                              25,000        20,789
SLM Corp., Series A, MTN, 5.000%, 10/01/2013                               30,000        25,596
SLM Corp., Series A, MTN, 5.000%, 4/15/2015                                45,000        36,980
SLM Corp., Series A, MTN, 5.375%, 5/15/2014                                 5,000         4,285
SLM Corp., Series A, MTN, 5.625%, 8/01/2033                                45,000        35,089
                                                                                       --------
                                                                                        122,739
                                                                                       --------
Non-Captive Finance - 1.8%
General Electric Capital Corp., Series A, GMTN, 3.485%,
  3/08/2012                                                  SGD          300,000       198,396
General Electric Capital Corp., Series EMTN, 1.000%,
  3/21/2012                                                  JPY        3,000,000        23,553
                                                                                       --------
                                                                                        221,949
                                                                                       --------
Oil Field Services - 0.1%
Weatherford International Ltd., 6.500%, 8/01/2036                          10,000         9,670
                                                                                       --------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++) Value (+)
                                                                 --------------------- ----------
BONDS AND NOTES - continued

Paper - 0.6%
Georgia-Pacific Corp., 7.700%, 6/15/2015                              $   70,000       $   69,300
                                                                                       ----------
Pipelines - 0.3%
Colorado Interstate Gas Co., 5.950%, 3/15/2015                            10,000            9,738
Southern Natural Gas Co., 7.350%, 2/15/2031                               30,000           31,802
                                                                                       ----------
                                                                                           41,540
                                                                                       ----------
Sovereigns - 0.8%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015    MXN          10,000(++)       94,340
Republic of Austria, 3.750%, 2/03/2009                       JPY       1,000,000            8,474
                                                                                       ----------
                                                                                          102,814
                                                                                       ----------
Technology - 0.7%
Lucent Technologies, Inc., 6.450%, 3/15/2029                              90,000           78,300
Lucent Technologies, Inc., 6.500%, 1/15/2028                              15,000           13,050
                                                                                       ----------
                                                                                           91,350
                                                                                       ----------
Treasuries - 80.2%
U.S. Treasury Inflation Index Bonds, 2.000%, 1/15/2026(b)                166,581          150,886
U.S. Treasury Inflation Index Bonds, 2.375%, 1/15/2017(b)                742,893          725,307
U.S. Treasury Inflation Index Bonds, 2.375%, 1/15/2025(b)                756,419          727,344
U.S. Treasury Inflation Index Bonds, 2.500%, 7/15/2016(b)                291,618          288,360
U.S. Treasury Inflation Index Bonds, 3.375%, 4/15/2032(b)              1,431,940        1,648,074
U.S. Treasury Inflation Index Notes, 0.875%, 4/15/2010(b)                878,070          833,892
U.S. Treasury Inflation Index Notes, 1.625%, 1/15/2015(b)                600,621          558,296
U.S. Treasury Inflation Index Notes, 1.875%, 7/15/2013(b)                573,801          550,401
U.S. Treasury Inflation Index Notes, 1.875%, 7/15/2015(b)                589,615          557,187
U.S. Treasury Inflation Index Notes, 2.000%, 1/15/2014(b)                698,968          671,719
U.S. Treasury Inflation Index Notes, 2.000%, 7/15/2014(b)                646,794          620,872
U.S. Treasury Inflation Index Notes, 2.000%, 1/15/2016(b)                432,069          410,229
U.S. Treasury Inflation Index Notes, 2.375%, 4/15/2011(b)                395,614          391,287
U.S. Treasury Inflation Index Notes, 3.000%, 7/15/2012(b)                655,095          667,788
U.S. Treasury Inflation Index Notes, 3.375%, 1/15/2012                   192,019          198,199
U.S. Treasury Inflation Index Notes, 3.500%, 1/15/2011(b)                332,441          342,025
U.S. Treasury Inflation Index Notes, 4.250%, 1/15/2010                   521,995          541,774
                                                                                       ----------
                                                                                        9,883,640
                                                                                       ----------
Wireless - 0.9%
Sprint Capital Corp., 6.875%, 11/15/2028                                 120,000          114,224
                                                                                       ----------
Wirelines - 4.8%
AT&T Corp., 8.000%, 11/15/2031                                            80,000           95,086
Bell Canada, 5.000%, 2/15/2017                               CAD          15,000           12,445
Bell Canada, 7.300%, 2/23/2032                               CAD          15,000           13,652
Bell Canada, Series M-17, 6.100%, 3/16/2035                  CAD          20,000           15,869
Embarq Corp., 7.995%, 6/01/2036                                          165,000          167,453
Qwest Corp., 6.500%, 6/01/2017, 144A                                     130,000          123,825
Qwest Corp., 7.250%, 9/15/2025                                            25,000           24,938

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount (++)  Value (+)
                                                             --------------------- -----------
BONDS AND NOTES - continued

Wirelines - continued
Qwest Corp., 7.500%, 6/15/2023                                    $   25,000       $    25,000
Telecom Italia Capital, 6.375%, 11/15/2033                            35,000            32,968
Telecom Italia Capital, 7.200%, 7/18/2036                             75,000            77,105
                                                                                   -----------
                                                                                       588,341
                                                                                   -----------
TOTAL BONDS AND NOTES
  (Identified Cost $12,606,915)                                                     12,057,418
                                                                                   -----------
SHORT-TERM INVESTMENTS - 23.2%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.25% to be repurchased at
  $160,057 on 7/02/07 collateralized by $135,000 U.S.
  Treasury Bond, 7.125% due 2/15/23 with a value of
  $164,700, including accrued interest(c)                            160,000           160,000
                                                                                   -----------

                                                                    Shares
                                                                  ----------
State Street Securities Lending Quality Trust(d)                   2,695,243         2,695,243
                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $2,855,243)                                                       2,855,243
                                                                                   -----------
TOTAL INVESTMENTS - 121.0%
  (Identified Cost $15,462,158)(a)                                                  14,912,661
  Other assets less liabilities--(21.0)%                                            (2,584,570)
                                                                                   -----------
TOTAL NET ASSETS - 100.0%                                                          $12,328,091
                                                                                   ===========

--------
(++)  Principal amount stated in U.S. dollars unless otherwise noted.

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++) Amount shown represents units. One unit represents a principal amount of 100.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

      At June 30, 2007, the net unrealized depreciation on investments based on a cost of $15,544,456 for federal income tax purposes was as follows:

        Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value
          over tax cost                                       $  30,884
        Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax
          cost over value                                      (662,679)
                                                              ---------
        Net unrealized depreciation                           $(631,795)
                                                              =========

      At September 30, 2006, the Fund had a capital loss carryover of approximately $22,173 all of which expires on September 30, 2014. This amount may be available to offset future realized gains, is any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $2,652,044 and $2,695,243, respectively.

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $283,918 or 2.3% of total net assets.

      Key to Abbreviations: CAD: Canadian Dollar, ISK: Iceland Krona, JPY:
      Japanese Yen, MXN: Mexican Peso, SGD: Singapore Dollar,

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Treasuries                               80.2%
Wirelines                                 4.8
Other, Less than 2% each                 12.8

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles High Income Opportunities Fund

                                                             Principal Amount  Value (+)
                                                             ---------------- ------------
BONDS AND NOTES - 93.8% of Total Net Assets
NON-CONVERTIBLE BONDS - 88.4%
Aerospace & Defense - 2.1%
Bombardier, Inc., 7.450%, 5/01/2034, 144A                      $  1,670,000   $  1,611,550
                                                                              ------------
Airlines - 1.3%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011             138,557        137,864
Continental Airlines, Inc., Series 1997-4B, 6.900%,
  1/02/2017                                                          96,407         94,960
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%,
  3/15/2017                                                         334,959        328,679
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%,
  4/02/2018                                                          15,670         16,082
Continental Airlines, Inc., Series 2001-1B, 7.373%,
  12/15/2015                                                         82,095         81,685
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A                        305,000        296,090
                                                                              ------------
                                                                                   955,360
                                                                              ------------
Automotive - 4.5%
Cummins, Inc., 6.750%, 2/15/2027                                    139,000        135,310
Cummins, Inc., 7.125%, 3/01/2028                                    150,000        151,521
Ford Motor Co., 6.625%, 2/15/2028                                   165,000        122,512
Ford Motor Co., 6.625%, 10/01/2028                                1,470,000      1,098,825
Ford Motor Co., 7.125%, 11/15/2025(b)                                35,000         26,775
Ford Motor Co., 7.450%, 7/16/2031(b)                                695,000        555,131
Ford Motor Co., 7.500%, 8/01/2026                                   110,000         86,900
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013                       200,000        185,299
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011                       370,000        356,100
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016                       100,000         95,785
General Motors Corp., 8.250%, 7/15/2023(b)                          270,000        246,037
General Motors Corp., 8.375%, 7/15/2033(b)                           15,000         13,688
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028                       320,000        291,200
Tenneco Automotive, Inc., 8.625%, 11/15/2014(b)                      10,000         10,300
                                                                              ------------
                                                                                 3,375,383
                                                                              ------------
Building Materials - 0.8%
Owens Corning, Inc., 6.500%, 12/01/2016                              85,000         85,112
Owens Corning, Inc., 7.000%, 12/01/2036                             130,000        126,673
Texas Industries, Inc., 7.250%, 7/15/2013                            70,000         70,175
USG Corp., 6.300%, 11/15/2016                                       365,000        356,660
                                                                              ------------
                                                                                   638,620
                                                                              ------------
Chemicals - 4.9%
Borden, Inc., 7.875%, 2/15/2023                                     610,000        521,550
Borden, Inc., 8.375%, 4/15/2016                                     175,000        165,375
Borden, Inc., 9.200%, 3/15/2021                                     220,000        209,000
Chemtura Corp., 6.875%, 6/01/2016                                   365,000        344,925
Georgia Gulf Corp., 10.750%, 10/15/2016(b)                          165,000        164,175
Hercules, Inc., 6.500%, 6/30/2029                                   675,000        567,000
LPG International, Inc., 7.250%, 12/20/2015                         100,000        100,250
Lyondell Chemical Co., 6.875%, 6/15/2017                            380,000        366,700
Lyondell Chemical Co., 8.000%, 9/15/2014                            285,000        292,837
Methanex Corp., 6.000%, 8/15/2015                                   150,000        144,358
Mosaic Co. (The), 7.375%, 12/01/2014, 144A                          110,000        111,100
Mosaic Co. (The), 7.625%, 12/01/2016, 144A                          115,000        117,588
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028                     235,000        223,250
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018                      55,000         54,038

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount Value (+)
                                                             ---------------- ----------
BONDS AND NOTES - continued
Chemicals - continued
Nalco Finance Holdings, Inc., (step to 9.000% on 2/1/2009),
  Zero Coupon Bond, 2/01/2014(c)                                $  43,000     $   39,130
Polyone Corp., 8.875%, 5/01/2012(b)                                80,000         79,400
PQ Corp., 7.500%, 2/15/2013                                       160,000        169,600
                                                                              ----------
                                                                               3,670,276
                                                                              ----------
Construction Machinery - 0.6%
Case Corp., 7.250%, 1/15/2016                                     325,000        329,875
Case Credit Corp., 6.750%, 10/21/2007                             100,000        100,000
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013                35,000         34,475
                                                                              ----------
                                                                                 464,350
                                                                              ----------
Consumer Cyclical Services - 0.2%
KAR Holdings, Inc., 10.000%, 5/01/2015, 144A                      165,000        160,875
                                                                              ----------
Consumer Products - 0.3%
Church & Dwight Co., Inc., 6.000%, 12/15/2012                     195,000        186,956
Jostens IH Corp., 7.625%, 10/01/2012                               25,000         24,875
                                                                              ----------
                                                                                 211,831
                                                                              ----------
Electric - 6.9%
AES Corp., 7.750%, 3/01/2014                                      160,000        160,400
Allegheny Energy Supply Co., LLC, 7.800%, 3/15/2011(b)             40,000         41,500
Allegheny Generating Co., 6.875%, 9/01/2023                       100,000        102,000
Dynegy Holdings, Inc., 7.125%, 5/15/2018                          195,000        173,550
Dynegy Holdings, Inc., 7.625%, 10/15/2026                         325,000        287,625
Dynegy Holdings, Inc., 7.750%, 6/01/2019, 144A                    258,000        239,940
Dynegy Holdings, Inc., 8.375%, 5/01/2016                          280,000        273,700
Edison Mission Energy, 7.750%, 6/15/2016                          515,000        512,425
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%,
  2/01/2027                                                        45,000         49,964
Enersis SA, 7.375%, 1/15/2014(b)                                   50,000         52,990
Enersis SA, 7.400%, 12/01/2016                                    175,000        188,298
NGC Corporation Capital Trust I, Series B, 8.316%,
  6/01/2027(b)                                                    460,000        422,050
NRG Energy, Inc., 7.250%, 2/01/2014                                45,000         45,113
NRG Energy, Inc., 7.375%, 2/01/2016                               220,000        220,550
NRG Energy, Inc., 7.375%, 1/15/2017                               225,000        225,844
NSG Holdings LLC, 7.750%, 12/15/2025, 144A                        355,000        358,550
Reliant Energy, Inc., 7.875%, 6/15/2017                           410,000        398,725
TECO Energy, Inc., 7.200%, 5/01/2011                              125,000        129,541
TXU Corp., Series Q, 6.500%, 11/15/2024                           690,000        570,531
TXU Corp., Series R, 6.550%, 11/15/2034                           500,000        404,409
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)              365,000        361,638
                                                                              ----------
                                                                               5,219,343
                                                                              ----------
Food & Beverage - 1.3%
Aramark Services, Inc., 5.000%, 6/01/2012                         405,000        356,400
Cosan Finance Ltd., 7.000%, 2/01/2017, 144A                       105,000        101,724
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A                   110,000        114,950
Sara Lee Corp., 6.125%, 11/01/2032                                425,000        380,207
                                                                              ----------
                                                                                 953,281
                                                                              ----------
Gaming - 0.1%
Harrah's Operating Co., Inc., 5.750%, 10/01/2017                   50,000         40,000
                                                                              ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount Value (+)
                                                             ---------------- ----------
BONDS AND NOTES - continued
Healthcare - 3.6%
Community Health Systems, Inc., 8.875%, 7/15/2015, 144A(e)      $  110,000    $  111,513
DaVita, Inc., 7.250%, 3/15/2015(b)                                 155,000       153,063
HCA, Inc., 6.375%, 1/15/2015                                       400,000       340,000
HCA, Inc., 6.500%, 2/15/2016(b)                                    400,000       338,500
HCA, Inc., 7.050%, 12/01/2027                                      430,000       349,414
HCA, Inc., 7.500%, 12/15/2023                                       30,000        25,884
HCA, Inc., 7.500%, 11/06/2033                                      840,000       711,900
HCA, Inc., Series MTN, 7.580%, 9/15/2025,                          195,000       168,332
HCA, Inc., 7.690%, 6/15/2025                                       150,000       130,469
HCA, Inc., Series MTN, 7.750%, 7/15/2036,                           20,000        17,109
HCA, Inc., 8.360%, 4/15/2024                                        40,000        36,881
IASIS Healthcare, 8.750%, 6/15/2014                                320,000       320,000
                                                                              ----------
                                                                               2,703,065
                                                                              ----------
Home Construction - 3.7%
Beazer Homes USA, Inc., 6.875%, 7/15/2015                           75,000        64,500
Centex Corp., 5.250%, 6/15/2015                                     75,000        67,111
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015                  595,000       615,825
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016(b)               725,000       616,250
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014                 105,000        89,775
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014                  130,000       115,050
KB Home, 5.875%, 1/15/2015(b)                                      160,000       139,200
KB Home, 6.250%, 6/15/2015(b)                                      200,000       176,000
KB Home, 7.250%, 6/15/2018                                         280,000       257,600
Lennar Corp., Series B, 5.600%, 5/31/2015                          150,000       140,560
Pulte Homes, Inc., 6.000%, 2/15/2035                               475,000       404,754
Pulte Homes, Inc., 6.375%, 5/15/2033                               100,000        88,096
Toll Brothers Finance Corp., 5.150%, 5/15/2015                      40,000        36,090
                                                                              ----------
                                                                               2,810,811
                                                                              ----------
Independent Energy - 6.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017                         540,000       511,650
Chesapeake Energy Corp., 6.875%, 1/15/2016                         100,000        97,750
Chesapeake Energy Corp., 6.875%, 11/15/2020                        395,000       378,212
Encore Acquisition Co., 6.000%, 7/15/2015                          275,000       242,688
Encore Acquisition Co., 7.250%, 12/01/2017                         115,000       105,800
Forest Oil Corp., 7.250%, 6/15/2019, 144A                          715,000       693,550
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A                      425,000       412,250
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A                       185,000       191,475
Pioneer Natural Resources Co., 5.875%, 7/15/2016                    20,000        17,974
Pioneer Natural Resources Co., 7.200%, 1/15/2028(b)              1,590,000     1,469,763
Swift Energy Co., 7.125%, 6/01/2017                                600,000       571,500
Swift Energy Co., 7.625%, 7/15/2011                                 20,000        20,250
                                                                              ----------
                                                                               4,712,862
                                                                              ----------
Industrial Other - 1.1%
Baldor Electric Co., 8.625%, 2/15/2017                             325,000       343,688
Chart Industries, Inc., 9.125%, 10/15/2015                         305,000       320,250
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A(b)                  155,000       156,085
                                                                              ----------
                                                                                 820,023
                                                                              ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount Value (+)
                                                             ---------------- ----------
BONDS AND NOTES - continued
Lodging - 0.7%
Host Marriott LP, Series M, 7.000%, 8/15/2012                   $  175,000    $  175,219
Host Marriott LP, Series O, 6.375%, 3/15/2015                       50,000        48,000
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016                    315,000       311,221
                                                                              ----------
                                                                                 534,440
                                                                              ----------
Media Cable - 1.7%
Charter Communications Operating LLC/CAP, 8.000%,
  4/30/2012, 144A                                                  170,000       172,125
Comcast Corp., 5.650%, 6/15/2035                                    80,000        69,600
CSC Holdings, Inc., 6.750%, 4/15/2012                              215,000       204,250
CSC Holdings, Inc., 7.625%, 7/15/2018                              375,000       356,250
CSC Holdings, Inc., 7.875%, 2/15/2018                              310,000       299,150
Virgin Media Finance PLC, 8.750%, 4/15/2014                         30,000        30,900
Virgin Media Finance PLC, 9.125%, 8/15/2016                        175,000       183,313
                                                                              ----------
                                                                               1,315,588
                                                                              ----------
Media Non-Cable - 1.7%
EchoStar DBS Corp., 7.125%, 2/01/2016                              275,000       268,812
Idearc, Inc., 8.000%, 11/15/2016                                   455,000       459,550
Intelsat Corp., 6.875%, 1/15/2028                                  235,000       217,669
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013                185,000       175,288
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013                140,000       132,650
                                                                              ----------
                                                                               1,253,969
                                                                              ----------
Metals & Mining - 2.4%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A                  490,000       487,550
International Steel Group, Inc., 6.500%, 4/15/2014                  75,000        76,479
Novelis, Inc., 7.250%, 2/15/2015                                    70,000        71,837
Peabody Energy Corp., 7.375%, 11/01/2016                           110,000       112,200
United States Steel Corp., 6.050%, 6/01/2017                        80,000        78,017
United States Steel Corp., 6.650%, 6/01/2037                       275,000       266,309
Vale Overseas Ltd., 6.875%, 11/21/2036                             740,000       743,838
                                                                              ----------
                                                                               1,836,230
                                                                              ----------
Non-Captive Consumer - 0.9%
SLM Corp., Series A, MTN, 5.000%, 10/01/2013                        55,000        46,927
SLM Corp., Series A, MTN, 5.000%, 4/15/2015                        330,000       271,186
SLM Corp., Series A, MTN, 5.000%, 6/15/2018                         35,000        28,464
SLM Corp., Series A, MTN, 5.375%, 5/15/2014                         70,000        59,985
SLM Corp., Series A, MTN, 5.625%, 8/01/2033(f)                     320,000       249,518
SLM Corp., Series MTN, 5.050%, 11/14/2014                           50,000        41,579
                                                                              ----------
                                                                                 697,659
                                                                              ----------
Non-Captive Diversified - 1.9%
GMAC LLC, 6.625%, 5/15/2012                                        582,000       562,026
GMAC LLC, 6.750%, 12/01/2014                                       730,000       699,089
GMAC LLC, 6.875%, 9/15/2011                                        150,000       147,548
                                                                              ----------
                                                                               1,408,663
                                                                              ----------
Oil Field Services - 1.5%
Basic Energy Services, Inc., 7.125%, 4/15/2016                     250,000       238,750
Grant Prideco, Inc., 6.125%, 8/15/2015                             230,000       217,925
North American Energy Partners, Inc., 8.750%, 12/01/2011           620,000       626,200
Pride International, Inc., 7.375%, 7/15/2014                        85,000        85,212
                                                                              ----------
                                                                               1,168,087
                                                                              ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount Value (+)
                                                             ---------------- ----------
BONDS AND NOTES - continued
Packaging - 1.8%
Owens-Illinois, Inc., 7.500%, 5/15/2010                         $  500,000    $  504,375
Owens-Illinois, Inc., 7.800%, 5/15/2018(b)                         825,000       833,250
                                                                              ----------
                                                                               1,337,625
                                                                              ----------
Paper - 3.3%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013                       75,000        62,063
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018                       40,000        32,400
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028(b)                   250,000       197,500
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029                       25,000        20,500
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030                      190,000       159,600
Boise Cascade LLC, 8.231%, 10/15/2012(g)                            20,000        20,000
Bowater, Inc., 6.500%, 6/15/2013(b)                                435,000       377,906
Domtar, Inc., 5.375%, 12/01/2013                                   250,000       224,375
Georgia-Pacific Corp., 7.250%, 6/01/2028                           205,000       188,600
Georgia-Pacific Corp., 7.375%, 12/01/2025                          460,000       431,250
Georgia-Pacific Corp., 7.750%, 11/15/2029                          525,000       493,500
Georgia-Pacific Corp., 8.000%, 1/15/2024                           180,000       174,600
Georgia-Pacific Corp., 8.875%, 5/15/2031                           110,000       109,725
                                                                              ----------
                                                                               2,492,019
                                                                              ----------
Pharmaceuticals - 2.1%
Elan Financial Plc, 7.750%, 11/15/2011                             800,000       801,000
Elan Financial Plc, 8.875%, 12/01/2013                             770,000       804,650
                                                                              ----------
                                                                               1,605,650
                                                                              ----------
Pipelines - 3.2%
El Paso Corp., 6.375%, 2/01/2009                                   240,000       240,566
El Paso Corp., 6.950%, 6/01/2028                                   250,000       232,278
KN Capital Trust III, 7.630%, 4/15/2028(b)                          35,000        32,909
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035                 60,000        53,301
Kinder Morgan Finance, 5.700%, 1/05/2016                           130,000       119,818
Kinder Morgan Finance, 6.400%, 1/05/2036                           485,000       428,604
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015                225,000       205,108
Kinder Morgan, Inc., 6.670%, 11/01/2027                            100,000        89,181
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)                  150,000       154,473
Williams Cos., Inc., 7.500%, 1/15/2031                             235,000       243,225
Williams Cos., Inc., 7.750%, 6/15/2031                              85,000        89,994
Williams Partners LP, 7.250%, 2/01/2017                            530,000       532,650
                                                                              ----------
                                                                               2,422,107
                                                                              ----------
Real Estate Investment Trusts - 0.4%
Rouse Co. LP/TRC Co-Issuer, 6.750%, 5/01/2013, 144A                325,000       324,711
                                                                              ----------
Refining - 0.2%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A                     75,000        72,187
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A                     75,000        72,188
                                                                              ----------
                                                                                 144,375
                                                                              ----------
Restaurants - 0.2%
Denny's Corp. Holdings, Inc., 10.000%, 10/01/2012                  120,000       126,600
                                                                              ----------
Retailers - 2.7%
Dillard's, Inc., 6.625%, 1/15/2018(b)                              155,000       146,364
Dillard's, Inc., 7.000%, 12/01/2028                                480,000       431,346
Dillard's, Inc., 7.130%, 8/01/2018                                 175,000       166,460
Dillard's, Inc., 7.875%, 1/01/2023                                  75,000        72,671

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount Value (+)
                                                             ---------------- ----------
BONDS AND NOTES - continued
Retailers - continued
Foot Locker, Inc., 8.500%, 1/15/2022                            $  280,000    $  284,200
GSC Holdings Corp., 8.000%, 10/01/2012                             215,000       224,675
Toys R Us, Inc., 7.375%, 10/15/2018                                825,000       695,062
                                                                              ----------
                                                                               2,020,778
                                                                              ----------
Sovereigns - 0.4%
Republic of Brazil, 8.250%, 1/20/2034                              235,000       288,580
                                                                              ----------
Supermarkets - 2.6%
Albertson's, Inc., 6.625%, 6/01/2028                               605,000       545,220
Albertson's, Inc., 7.450%, 8/01/2029(b)                          1,075,000     1,048,479
Albertson's, Inc., 7.750%, 6/15/2026                               220,000       221,881
Albertson's, Inc., 8.000%, 5/01/2031                                30,000        30,663
American Stores Co., 8.000%, 6/01/2026                              70,000        73,695
Couche-Tard US/Finance, 7.500%, 12/15/2013                          40,000        40,300
                                                                              ----------
                                                                               1,960,238
                                                                              ----------
Technology - 7.7%
Activant Solutions, Inc., 9.500%, 5/01/2016                         90,000        88,425
Flextronics International Ltd., 6.250%, 11/15/2014(b)              380,000       345,800
Freescale Semiconductor, Inc., 10.125%, 12/15/2016, 144A(b)        367,000       344,980
Hynix Semiconductor, Inc., 9.875%, 7/01/2012, 144A                  50,000        55,750
Lucent Technologies, Inc., 6.450%, 3/15/2029                     2,060,000     1,792,200
Lucent Technologies, Inc., 6.500%, 1/15/2028                       290,000       252,300
Nortel Networks Corp., 6.875%, 9/01/2023                           125,000       109,375
Nortel Networks Ltd., 10.125%, 7/15/2013, 144A                     370,000       396,825
Northern Telecom Capital Corp., 7.875%, 6/15/2026                  660,000       623,700
Seagate Technology HDD Holdings, 6.800%, 10/01/2016                750,000       720,000
Unisys Corp, 8.000%, 10/15/2012                                     15,000        14,588
Xerox Corp., 6.400%, 3/15/2016                                   1,080,000     1,086,659
                                                                              ----------
                                                                               5,830,602
                                                                              ----------
Transportation Services - 1.7%
APL Ltd., 8.000%, 1/15/2024(d)                                     185,000       173,219
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(h)                     34,292        39,265
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(h)                    347,188       312,470
Overseas Shipholding Group, 7.500%, 2/15/2024                      155,000       153,450
Stena AB, 7.000%, 12/01/2016                                       525,000       525,000
Stena AB, 7.500%, 11/01/2013                                        45,000        45,450
                                                                              ----------
                                                                               1,248,854
                                                                              ----------
Treasuries - 3.1%
U.S. Treasury Note, 4.625%, 11/30/2008(b)                        2,365,000     2,355,393
                                                                              ----------
Wireless - 3.2%
ALLTEL Corp., 7.875%, 7/01/2032                                    110,000        93,187
Philippine Long Distance Telephone Co., 8.350%, 3/06/2017          150,000       167,625
Rogers Wireless, Inc., 6.375%, 3/01/2014                           400,000       404,271
Sprint Capital Corp., 6.875%, 11/15/2028                           501,000       476,883
Sprint Nextel Corp., 6.000%, 12/01/2016                            502,000       476,225
True Move Co. Ltd., 10.750%, 12/16/2013, 144A                      730,000       773,800
                                                                              ----------
                                                                               2,391,991
                                                                              ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount  Value (+)
                                                             ---------------- -----------
BONDS AND NOTES - continued
Wirelines - 7.4%
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028               $  185,000    $   164,650
Cincinnati Bell, Inc., 8.375%, 1/15/2014(b)                        800,000        808,000
Citizens Communications Co., 7.000%, 11/01/2025(b)                  15,000         13,463
Citizens Communications Co., 7.125%, 3/15/2019                     325,000        307,125
Citizens Communications Co., 7.450%, 7/01/2035                     325,000        285,187
Citizens Communications Co., 7.875%, 1/15/2027                     315,000        306,337
Embarq Corp., 7.995%, 6/01/2036                                    680,000        690,108
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A                       785,000        786,962
L-3 Communications Corp., Series B, 6.375%, 10/15/2015              25,000         23,625
Level 3 Financing, Inc., 8.750%, 2/15/2017, 144A                   700,000        692,125
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                    515,000        463,500
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)                  485,000        423,769
Qwest Capital Funding, Inc., 7.625%, 8/03/2021(b)                  225,000        214,875
Qwest Capital Funding, Inc., 7.750%, 2/15/2031                     265,000        249,763
Qwest Corp., 6.875%, 9/15/2033                                     150,000        140,625
Qwest Corp., 7.250%, 9/15/2025                                      10,000          9,975
                                                                              -----------
                                                                                5,580,089
                                                                              -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $66,774,857)                                                66,691,878
                                                                              -----------
CONVERTIBLE BONDS - 5.4%
Healthcare - 0.1%
Invitrogen Corp., 1.500%, 2/15/2024                                 50,000         45,938
                                                                              -----------
Industrial Other - 0.2%
Incyte Corp., 3.500%, 2/15/2011                                    180,000        157,725
                                                                              -----------
Media Non-Cable - 0.4%
Liberty Media LLC, 3.500%, 1/15/2031                               154,916        152,592
Sinclair Broadcast Group, Inc., (step to 2.000% on
  1/15/2011), 4.875%, 7/15/2018(c)                                 190,000        184,538
                                                                              -----------
                                                                                  337,130
                                                                              -----------
Pharmaceuticals - 1.8%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008                     165,000        162,319
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                       45,000         34,819
Human Genome Sciences, Inc., 2.250%, 8/15/2012(b)                  225,000        185,625
Nektar Therapeutics, 3.250%, 9/28/2012                             205,000        178,862
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008                160,000        162,400
Valeant Pharmaceuticals International, 3.000%, 8/16/2010           180,000        170,100
Valeant Pharmaceuticals International, 4.000%, 11/15/2013          510,000        473,024
                                                                              -----------
                                                                                1,367,149
                                                                              -----------
Technology - 1.0%
Ciena Corp., 3.750%, 2/01/2008                                      55,000         54,381
JDS Uniphase Corp., Zero Coupon Bond, 11/15/2010                   160,000        147,800
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008                50,000         46,437
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010                 45,000         45,113
Maxtor Corp., 5.750%, 3/01/2012(d)                                 134,000        127,300
Nortel Networks Corp., 4.250%, 9/01/2008                           365,000        359,981
                                                                              -----------
                                                                                  781,012
                                                                              -----------
Wirelines - 1.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010                    265,000        288,519
Level 3 Communications, Inc., 6.000%, 9/15/2009                    105,000        101,850

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount  Value (+)
                                                             ---------------- -----------
BONDS AND NOTES - continued
Wirelines - continued
Level 3 Communications, Inc., 6.000%, 3/15/2010(b)             $ 1,062,000    $ 1,018,192
                                                                              -----------
                                                                                1,408,561
                                                                              -----------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $3,970,755)                                                  4,097,515
                                                                              -----------
TOTAL BONDS AND NOTES
  (Identified Cost $70,745,612)                                                70,789,393
                                                                              -----------

                                                                  Shares
                                                               -----------
COMMON STOCKS - 0.5%
Chemicals - 0.5%
Hercules, Inc.(b)(h)
  (Identified Cost $367,916)                                        20,651        405,792
                                                                              -----------
TOTAL COMMON STOCKS
  (Identified Cost $367,916)                                                      405,792
                                                                              -----------
PREFERRED STOCKS - 2.0%
CONVERTIBLE PREFERRED STOCKS - 2.0%
Automotive - 0.3%
Ford Motor Co., Capital Trust II, 6.500%                             6,225        240,036
                                                                              -----------
Consumer Products - 0.1%
Newell Financial Trust I, 5.250%                                     1,675         82,494
                                                                              -----------
Electric - 0.5%
AES Trust III, 6.750%(b)                                             7,975        399,627
                                                                              -----------
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc., 7.250%(b)                                           2,100         50,295
                                                                              -----------
Oil & Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., 5.000%(b)                                   3,260        363,083
                                                                              -----------
Pipelines - 0.5%
El Paso Energy Capital Trust I, 4.750%(b)                            8,050        339,388
                                                                              -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $1,355,825)                                                  1,474,923
                                                                              -----------
TOTAL PREFERRED STOCKS
  (Identified Cost $1,355,825)                                                  1,474,923
                                                                              -----------

                                                             Principal Amount
                                                             ----------------
SHORT-TERM INVESTMENTS - 15.9%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.250% to be repurchased at
  $803,284 on 7/02/07 collateralized by $675,000 U.S.
  Treasury Bond, 7.125% due 2/15/23 with a value of
  $823,500 including accrued interest(i)                       $   803,000        803,000
                                                                              -----------

                                                                  Shares
                                                               -----------
State Street Securities Lending Quality Trust(j)                11,163,187     11,163,187
                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $11,966,187)                                                11,966,187
                                                                              -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                              Value (+)
                                                             -----------
TOTAL INVESTMENTS - 112.2%
  (Identified Cost $84,435,540)(a)                            84,636,295
  Other assets less liabilities--(12.2)%                      (9,175,727)
                                                             -----------
TOTAL NET ASSETS - 100.0%                                    $75,460,568
                                                             ===========
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

    The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

    The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

    At June 30, 2007, the net unrealized appreciation on investments based on a cost of $84,447,907 for federal income tax purposes was as follows:

   Aggregate gross unrealized appreciation for all investments
     in which there is an excess of value over tax cost         $ 1,495,283
   Aggregate gross unrealized depreciation for all investments
     in which there is an excess of tax cost over value          (1,306,895)
                                                                -----------
   Net unrealized appreciation                                  $   188,388
                                                                ===========

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $10,939,102 and $11,163,187, respectively.

(c) Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.

(d) Illiquid security. At June 30, 2007, the value of these securities was $662,157 or 0.9% of net assets.

(e) Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(f) All or a portion of this security has been segregated to cover requirements on delayed delivery obligations.

(g)   Variable rate security. Rate as of June 30, 2007 is disclosed.

(h)   Non-income producing security.

(i) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(j)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $8,856,443 or 11.7% of total net assets.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Wirelines                                 9.3%
Technology                                8.7
Electric                                  7.4
Independent Energy                        6.2
Chemicals                                 5.4
Automotive                                4.8
Pharmaceuticals                           3.9
Home Construction                         3.7
Pipelines                                 3.7
Healthcare                                3.7
Paper                                     3.3
Wireless                                  3.2
Treasuries                                3.1
Retailers                                 2.7
Supermarkets                              2.6
Metals & Mining                           2.4
Aerospace & Defense                       2.1
Media Non-Cable                           2.1
Other, less than 2% each                 18.0

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Institutional High Income Fund

                                                                           Principal Amount (++)   Value (+)
                                                                           ---------------------   ----------
BONDS AND NOTES - 78.1% of Total Net Assets
NON-CONVERTIBLE BONDS - 68.9%
Aerospace & Defense - 1.1%
Bombardier, Inc., 7.350%, 12/22/2026                                   CAD    $       600,000      $  568,235
Bombardier, Inc., 7.450%, 5/01/2034, 144A                                           1,500,000       1,447,500
                                                                                                   ----------
                                                                                                    2,015,735
                                                                                                   ----------
Airlines - 0.3%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011                                42,633          42,420
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 4/02/2018                 338,476         347,361
Continental Airlines, Inc., Series 2001-1B, 7.373%, 12/15/2015                        198,924         197,929
                                                                                                   ----------
                                                                                                      587,710
                                                                                                   ----------
Automotive - 3.2%
Cummins, Inc., 7.125%, 3/01/2028                                                      350,000         353,548
Ford Motor Co., 6.500%, 8/01/2018(b)                                                   20,000          16,200
Ford Motor Co., 6.625%, 2/15/2028                                                      30,000          22,275
Ford Motor Co., 6.625%, 10/01/2028                                                  1,510,000       1,128,725
Ford Motor Co., 7.125%, 11/15/2025(b)                                                 190,000         145,350
Ford Motor Co., 7.450%, 7/16/2031(b)                                                1,685,000       1,345,894
Ford Motor Co., 7.500%, 8/01/2026                                                      30,000          23,700
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010                                        1,425,000       1,361,374
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016                                         940,000         900,377
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028                                         700,000         637,000
                                                                                                   ----------
                                                                                                    5,934,443
                                                                                                   ----------
Banking - 3.5%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A                        THB         50,000,000       1,468,770
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A           THB         11,000,000         322,505
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A         IDR     10,477,600,000         824,875
HSBC Bank USA, 3.310%, 8/25/2010, 144A                                                500,000         550,450
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A                BRL          2,200,000         860,973
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A                IDR      5,376,000,000         434,679
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A                IDR      6,846,018,000         553,538
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A              IDR      9,533,078,500         803,897
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A              ISK         40,000,000         640,270
                                                                                                   ----------
                                                                                                    6,459,957
                                                                                                   ----------
Building Materials - 0.1%
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)                                        125,000         112,344
                                                                                                   ----------
Chemicals - 3.8%
Borden, Inc., 7.875%, 2/15/2023                                                     1,474,000       1,260,270
Borden, Inc., 9.200%, 3/15/2021                                                     2,541,000       2,413,950
Hercules, Inc., 6.500%, 6/30/2029                                                   1,743,000       1,464,120
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028                                     1,405,000       1,334,750
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018                                       400,000         393,000
                                                                                                   ----------
                                                                                                    6,866,090
                                                                                                   ----------
Construction Machinery - 0.2%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013                                   300,000         295,500
                                                                                                   ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                           Principal Amount (++)  Value (+)
                                                                           --------------------- ------------
BONDS AND NOTES - continued
Electric - 4.2%
AES Corp., 7.750%, 3/01/2014                                                   $  1,185,000      $  1,187,962
Dynegy Holdings, Inc., 7.125%, 5/15/2018                                            100,000            89,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026                                           490,000           433,650
Dynegy Holdings, Inc., 7.750%, 6/01/2019, 144A                                    1,000,000           930,000
Dynegy Holdings, Inc., 8.375%, 5/01/2016                                            250,000           244,375
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027                      1,685,000         1,545,987
NRG Energy, Inc., 7.375%, 2/01/2016                                                 575,000           576,438
Quezon Power Philippines Co., 8.860%, 6/15/2017                                     415,000           429,525
Reliant Energy, Inc., 7.875%, 6/15/2017                                           1,025,000           996,812
TXU Corp., Series P, 5.550%, 11/15/2014                                              45,000            38,202
TXU Corp., Series R, 6.550%, 11/15/2034                                             300,000           242,646
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)                              1,000,000           990,789
                                                                                                 ------------
                                                                                                    7,705,386
                                                                                                 ------------
Food & Beverage - 0.3%
Sara Lee Corp., 6.125%, 11/01/2032                                                  690,000           617,277
                                                                                                 ------------
Healthcare - 3.2%
HCA, Inc., 6.375%, 1/15/2015                                                        500,000           425,000
HCA, Inc., 6.500%, 2/15/2016                                                        540,000           456,975
HCA, Inc., 7.050%, 12/01/2027                                                     1,000,000           812,591
HCA, Inc., 7.500%, 12/15/2023                                                       370,000           319,241
HCA, Inc., 7.500%, 11/06/2033                                                     2,120,000         1,796,700
HCA, Inc., 7.580%, 9/15/2025                                                        560,000           483,416
HCA, Inc., 7.690%, 6/15/2025                                                        620,000           539,272
HCA, Inc., 7.750%, 7/15/2036                                                        155,000           132,591
Tenet Healthcare Corp., 6.875%, 11/15/2031                                        1,230,000           940,950
                                                                                                 ------------
                                                                                                    5,906,736
                                                                                                 ------------
Home Construction - 1.9%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015                                   120,000           102,000
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016                                 1,123,000           954,550
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014                                  310,000           265,050
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014                                   272,000           240,720
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)                                750,000           682,500
KB Home, 7.250%, 6/15/2018                                                        1,260,000         1,159,200
                                                                                                 ------------
                                                                                                    3,404,020
                                                                                                 ------------
Independent Energy - 1.7%
Chesapeake Energy Corp., 6.500%, 8/15/2017                                          155,000           146,863
Chesapeake Energy Corp., 6.875%, 11/15/2020                                         515,000           493,112
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A                                       985,000           955,450
Pioneer Natural Resources Co., 6.875%, 5/01/2018                                    820,000           777,417
Pioneer Natural Resources Co., 7.200%, 1/15/2028                                    920,000           850,429
                                                                                                 ------------
                                                                                                    3,223,271
                                                                                                 ------------
Media Cable - 0.4%
Virgin Media Finance Plc, 9.125%, 8/15/2016                                         685,000           717,538
                                                                                                 ------------
Metals & Mining - 0.6%
Algoma Acquistion Corp., 9.875%, 6/15/2015, 144A                                  1,180,000         1,174,100
                                                                                                 ------------
Non-Captive Consumer - 1.8%
SLM Corp., 6.500%, 6/15/2010                                           NZD        4,720,000         3,311,077
                                                                                                 ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                           Principal Amount (++) Value (+)
                                                                           --------------------- ----------
BONDS AND NOTES - continued
Non-Captive Diversified - 0.0%
GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010                      GBP     $     25,000      $   48,653
                                                                                                 ----------
Non-Captive Finance - 1.3%
General Electric Capital Corp., 6.500%, 9/28/2015                      NZD        3,035,000       2,136,960
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016         NZD          250,000         180,566
                                                                                                 ----------
                                                                                                  2,317,526
                                                                                                 ----------
Packaging - 0.9%
Owens-Illinois, Inc., 7.800%, 5/15/2018                                           1,555,000       1,570,550
                                                                                                 ----------
Paper - 2.0%
Abitibi-Consolidated, Inc., 5.250%, 6/20/2008                                       200,000         196,000
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013                                       250,000         206,875
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018                                        15,000          12,150
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028                                       140,000         110,600
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029                                        15,000          12,300
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030                                        90,000          75,600
Georgia-Pacific Corp., 7.250%, 6/01/2028                                          1,205,000       1,108,600
Georgia-Pacific Corp., 7.750%, 11/15/2029                                         1,165,000       1,095,100
Georgia-Pacific Corp., 8.000%, 1/15/2024                                            240,000         232,800
Georgia-Pacific Corp., 8.875%, 5/15/2031                                            675,000         673,312
                                                                                                 ----------
                                                                                                  3,723,337
                                                                                                 ----------
Pharmaceuticals - 1.8%
Elan Financial Plc, 7.750%, 11/15/2011                                            2,440,000       2,443,050
Elan Financial Plc, 8.875%, 12/01/2013                                              830,000         867,350
                                                                                                 ----------
                                                                                                  3,310,400
                                                                                                 ----------
Pipelines - 2.8%
Colorado Interstate Gas Co., 5.950%, 3/15/2015                                       70,000          68,163
El Paso Corp., 6.950%, 6/01/2028                                                     15,000          13,937
El Paso Corp., 7.800%, 8/01/2031                                                    500,000         506,328
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015                                  50,000          45,579
KN Capital Trust III, 7.630%, 4/15/2028                                              10,000           9,403
Southern Natural Gas Co., 7.350%, 2/15/2031                                          95,000         100,707
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028                                      890,000         916,542
Williams Cos., Inc., 7.500%, 1/15/2031                                            3,375,000       3,493,125
                                                                                                 ----------
                                                                                                  5,153,784
                                                                                                 ----------
Railroads - 0.1%
Missouri Pacific Railroad Co., 4.750%, 1/01/2020                                     30,000          24,900
Missouri Pacific Railroad Co., 5.000%, 1/01/2045                                    314,000         239,428
                                                                                                 ----------
                                                                                                    264,328
                                                                                                 ----------
Retailers - 4.2%
Dillard's, Inc., 6.625%, 1/15/2018                                                  500,000         472,142
Dillard's, Inc., 7.000%, 12/01/2028                                                 450,000         404,387
Dillard's, Inc., 7.130%, 8/01/2018                                                  750,000         713,401
Dillard's, Inc., 7.750%, 7/15/2026                                                1,500,000       1,437,366
Foot Locker, Inc., 8.500%, 1/15/2022                                              1,579,000       1,602,685
Toys R Us, Inc., 7.375%, 10/15/2018                                               3,390,000       2,856,075
Toys R Us, Inc., 7.875%, 4/15/2013(b)                                               197,000         177,300
                                                                                                 ----------
                                                                                                  7,663,356
                                                                                                 ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                           Principal Amount (++)  Value (+)
                                                                           --------------------- -----------
BONDS AND NOTES - continued
Sovereigns - 5.2%
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023              MXN     $     95,000(++)  $   903,292
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012             MXN          365,000(++)    3,574,972
Republic of Brazil, 10.250%, 1/10/2028                                 BRL        4,170,000        2,479,991
Republic of South Africa, 13.000%, 8/31/2010                           ZAR        8,190,000        1,283,391
Republic of Uruguay, 7.875%, 1/15/2033(b)(d)                                      1,073,437        1,196,882
                                                                                                 -----------
                                                                                                   9,438,528
                                                                                                 -----------
Supermarkets - 1.3%
Albertson's, Inc., 6.625%, 6/01/2028                                                240,000          216,286
Albertson's, Inc., 7.450%, 8/01/2029                                              1,310,000        1,277,681
Albertson's, Inc., 8.000%, 5/01/2031                                                480,000          490,603
Albertson's, Inc., 8.700%, 5/01/2030                                                180,000          197,666
American Stores Co., 8.000%, 6/01/2026                                              110,000          115,807
                                                                                                 -----------
                                                                                                   2,298,043
                                                                                                 -----------
Supranational - 2.5%
Inter-American Development Bank, Series EMTN, Zero Coupon Bond,
  5/11/2009                                                            BRL       11,000,000        4,628,007
                                                                                                 -----------
Technology - 4.9%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015                               100,000           90,584
Amkor Technology, Inc., 7.750%, 5/15/2013                                         1,600,000        1,540,000
Corning, Inc., 6.850%, 3/01/2029                                                    701,000          706,443
Hynix Semiconductor, Inc., 9.875%, 7/01/2012, 144A(b)                               250,000          278,750
Lucent Technologies, Inc., 6.450%, 3/15/2029                                      4,115,000        3,580,050
Nortel Networks Corp., 6.875%, 9/01/2023                                          1,000,000          875,000
Northern Telecom Capital Corp., 7.875%, 6/15/2026                                 1,975,000        1,866,375
                                                                                                 -----------
                                                                                                   8,937,202
                                                                                                 -----------
Textile - 0.3%
Kellwood Co., 7.625%, 10/15/2017                                                    500,000          482,037
                                                                                                 -----------
Transportation Services - 3.4%
APL Ltd., 8.000%, 1/15/2024(c)                                                    2,685,000        2,514,019
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(e)                               397,855          447,587
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011(e)                               399,542          395,546
Atlas Air, Inc., Series 2000-1, 9.702%, 1/02/2008(e)                                 40,344           39,537
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)                                   2,207,572        2,527,670
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)                                     289,324          260,391
                                                                                                 -----------
                                                                                                   6,184,750
                                                                                                 -----------
Treasuries - 8.3%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)                                        16,735,000       15,153,024
                                                                                                 -----------
Wireless - 0.6%
ALLTEL Corp., 7.875%, 7/01/2032                                                     525,000          444,757
True Move Co. Ltd., 10.750%, 12/16/2013, 144A                                       600,000          636,000
                                                                                                 -----------
                                                                                                   1,080,757
                                                                                                 -----------
Wirelines - 3.0%
Bell Canada, 5.000%, 2/15/2017                                         CAD          105,000           87,438
Bell Canada, 7.300%, 2/23/2032                                         CAD          275,000          251,212
Bell Canada, Series M-17, 6.100%, 3/16/2035                            CAD          220,000          175,204
Citizens Communications Co., 7.875%, 1/15/2027                                      860,000          836,350

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                       Principal Amount (++)  Value (+)
                                                                       --------------------- ------------
BONDS AND NOTES - continued
Wirelines - continued
Qwest Capital Funding, Inc., 6.500%, 11/15/2018                            $    964,000      $    867,600
Qwest Capital Funding, Inc., 6.875%, 7/15/2028                                  800,000           699,000
Qwest Capital Funding, Inc., 7.250%, 2/15/2011(b)                               400,000           398,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021                                  290,000           276,950
Qwest Capital Funding, Inc., 7.750%, 2/15/2031                                1,550,000         1,460,875
Qwest Corp., 6.875%, 9/15/2033                                                  190,000           178,125
Qwest Corp., 7.250%, 9/15/2025                                                   15,000            14,963
Qwest Corp., 7.250%, 10/15/2035                                                 225,000           217,687
                                                                                             ------------
                                                                                                5,463,404
                                                                                             ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $115,955,924)                                                              126,048,870
                                                                                             ------------
CONVERTIBLE BONDS - 9.2%
Industrial Other - 0.5%
Incyte Corp., 3.500%, 2/15/2011                                               1,100,000           963,875
                                                                                             ------------
Media Non-Cable - 0.1%
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011),
  4.875%, 7/15/2018(f)                                                          155,000           150,544
                                                                                             ------------
Pharmaceuticals - 3.8%
Enzon Pharmaceuticals, Inc., 4.500%, 7/01/2008                                1,005,000           988,669
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024                                   230,000           177,962
Human Genome Sciences, Inc., 2.250%, 8/15/2012(b)                               775,000           639,375
IVAX Corp., 4.500%, 5/15/2008                                                    55,000            55,894
Nektar Therapeutics, 3.250%, 9/28/2012                                          580,000           506,050
Nektar Therapeutics, 3.500%, 10/17/2007                                         940,000           921,200
Regeneron Pharmaceuticals, Inc., 5.500%, 10/17/2008                           1,600,000         1,624,000
Valeant Pharmaceuticals International, 3.000%, 8/16/2010                      1,230,000         1,162,350
Valeant Pharmaceuticals International, 4.000%, 11/15/2013                       980,000           908,950
                                                                                             ------------
                                                                                                6,984,450
                                                                                             ------------
Technology - 1.7%
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008                            595,000           552,606
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010                             350,000           350,875
Maxtor Corp., 5.750%, 3/01/2012(c)                                            1,629,000         1,547,550
Nortel Networks Corp., 4.250%, 9/01/2008                                        425,000           419,156
Richardson Electronics, Ltd., 7.750%, 12/15/2011                                132,000           133,320
                                                                                             ------------
                                                                                                3,003,507
                                                                                             ------------
Textile - 0.8%
Dixie Yarns, Inc., 7.000%, 5/15/2012                                             22,000            20,653
Kellwood Co., (Step to 0.000% on 6/16/2011), 3.500%, 6/15/2034(f)             1,600,000         1,468,000
                                                                                             ------------
                                                                                                1,488,653
                                                                                             ------------
Transportation Services - 0.0%
Builders Transportation, Inc., 8.000%, 8/15/2005(g)                              75,000                --
                                                                                             ------------
Wirelines - 2.3%
Level 3 Communications, Inc., 2.875%, 7/15/2010                               1,900,000         2,068,625
Level 3 Communications, Inc., 6.000%, 9/15/2009                               1,695,000         1,644,150

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                       Principal Amount (++)  Value (+)
                                                                       --------------------- ------------
BONDS AND NOTES - continued
Wirelines - continued
Level 3 Communications, Inc., 6.000%, 3/15/2010                             $  575,000       $    551,281
                                                                                             ------------
                                                                                                4,264,056
                                                                                             ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $15,876,512)                                                                16,855,085
                                                                                             ------------
TOTAL BONDS AND NOTES
  (Identified Cost $131,832,436)                                                              142,903,955
                                                                                             ------------

                                                                              Shares
                                                                            ----------
COMMON STOCKS - 3.1%

Biotechnology - 1.3%
Vertex Pharmaceuticals, Inc.(b)(g)                                              82,587          2,358,685
                                                                                             ------------
Communications Equipment - 1.0%
Corning, Inc.(g)                                                                69,766          1,782,521
                                                                                             ------------
Food Products - 0.0%
ConAgra Foods, Inc.                                                              3,100             83,266
                                                                                             ------------
Home Construction - 0.2%
KB Home(b)                                                                       6,775            266,732
                                                                                             ------------
Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co.                                            4,275            215,545
Associated Estates Realty Corp.(b)                                              32,565            507,688
Developers Diversified Realty Corp.                                              7,125            375,559
                                                                                             ------------
                                                                                                1,098,792
                                                                                             ------------
TOTAL COMMON STOCKS (Identified Cost $2,744,146)                                                5,589,996
                                                                                             ------------
PREFERRED STOCKS - 3.5%
CONVERTIBLE PREFERRED STOCKS - 3.5%
Automotive - 0.6%
Ford Motor Co., Capital Trust II, 6.500%                                        26,900          1,037,264
                                                                                             ------------
Construction Machinery - 0.1%
United Rentals Trust, 6.500%                                                     4,937            242,530
                                                                                             ------------
Electric - 0.4%
AES Trust III, 6.750%(b)                                                        15,975            800,507
                                                                                             ------------
Electric Utilities - 0.1%
CMS Energy Trust I, 7.750%                                                       4,150            206,981
                                                                                             ------------
Hotels, Restaurants & Leisure - 0.5%
Six Flags, Inc., 7.250%(b)                                                      39,950            956,803
                                                                                             ------------
Lodging - 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)                                  1,100             27,940
                                                                                             ------------
Oil & Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp., 5.000%(b)                                               1,000            111,375
                                                                                             ------------
Packaging - 1.0%
Owens-Illinois, Inc., 4.750%                                                    40,800          1,723,800
                                                                                             ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                              Shares           Value (+)
                                                                           -------------     ------------
PREFERRED STOCKS - continued
Pipelines - 0.1%
El Paso Energy Capital Trust I, 4.750%                                             5,700     $    240,312
                                                                                             ------------
Technology - 0.6%
Lucent Technologies Capital Trust, 7.750%                                          1,000        1,029,375
                                                                                             ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $5,528,673)                                                                  6,376,887
                                                                                             ------------
TOTAL PREFERRED STOCKS (Identified Cost $5,528,673)                                             6,376,887
                                                                                             ------------
CLOSED END INVESTMENT COMPANIES - 0.7%
Western Asset High Income Opportunity Fund, Inc.                                  90,125          602,937
Western Asset Managed High Income Fund, Inc.(b)                                   93,550          615,559
                                                                                             ------------
TOTAL CLOSED END INVESTMENT COMPANIES
  (Identified Cost $1,101,609)                                                                  1,218,496
                                                                                             ------------

                                                                       Principal Amount (++)
                                                                       ---------------------
SHORT-TERM INVESTMENTS - 26.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.250% to be repurchased at
  $24,262,590 on 7/02/07 collateralized by $20,280,000 U.S. Treasury
  Bond, 7.125% due 2/15/23 with a value of $24,741,600, including
  accrued interest(h)                                                      $  24,254,000       24,254,000
                                                                                             ------------

                                                                              Shares
                                                                           -------------
State Street Securites Lending Quality Trust(i)                               23,845,620       23,845,620
                                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $48,099,620)                                                                48,099,620
                                                                                             ------------
TOTAL INVESTMENTS - 111.7%
  (Identified Cost $189,306,484)(a)                                                           204,188,954
  Other assets less liabilities--(11.7)%                                                      (21,324,187)
                                                                                             ------------
TOTAL NET ASSETS - 100.0%                                                                    $182,864,767
                                                                                             ============

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

--------
(++)  Principal amount stated in U.S. dollars unless otherwise noted.

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++) Amount shown represents units. One unit represents a principal amount of 100.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $189,350,124 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                        $16,622,857
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                            (1,784,027)
                                                             -----------
      Net unrealized appreciation                            $14,838,830
                                                             ===========

      At September 30, 2006, the Fund had a capital loss carryover of approximately $4,371,496 all of which expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $23,564,965 and $23,845,620, respectively.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(c) Illiquid security. At June 30, 2007, the value of these securities amounted to $5,052,358 or 2.8% of net assets.

(d)   Payment-in-Kind security.

(e)   Non-income producing security.

(f) Step Bond: Coupon is at or above market rate for an initial period then resets at a specified date and rate.

(g)   Non-Income producing security due to default or bankruptcy filing.

(h) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(i)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $11,881,757 or 6.5% of total net assets.

      Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; GBP:
      British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thailand Baht; ZAR: South African Rand

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Treasuries                                          8.3%
Technology                                          7.2
Pharmaceuticals                                     5.6
Wirelines                                           5.3
Sovereigns                                          5.2
Electric                                            4.6
Retailers                                           4.2
Automotive                                          3.8
Chemicals                                           3.8
Banking                                             3.5
Transportation Services                             3.4
Healthcare                                          3.2
Pipelines                                           2.9
Supranational                                       2.5
Home Construction                                   2.1
Paper                                               2.0
Other, less than 2% each                           17.8

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

                                                             Principal Amount Value (+)
                                                             ---------------- ----------
BONDS AND NOTES - 101.6% of Total Net Assets
NON-CONVERTIBLE BONDS - 101.6%
Aerospace & Defense - 0.0%
Boeing Capital Corp., 6.100%, 3/01/2011(b)                      $    5,000    $    5,109
                                                                              ----------
Asset-Backed Securities - 9.5%
Americredit Automobile Receivables Trust, Series 2004-DF,
  Class A4, 3.430%, 7/06/2011                                      130,000       127,423
Capital Auto Receivables Asset Trust, Series 2004-2, Class
  A4, 3.750%, 7/15/2009                                             25,000        24,681
Caterpillar Financial Asset Trust, Series 2005-A, Class A3,
  3.900%, 2/25/2009                                                 57,231        57,022
Countrywide Alternative Loan Trust, Series 2006-J5, Class
  4A1, 6.036%, 7/25/2021(c)                                        336,671       337,674
Countrywide Asset Backed Certificates, Series 2004-S1,
  Class A2, 3.872%, 3/25/2020                                      134,062       131,876
Countrywide Asset Backed Certificates, Series 2004-S1,
  Class A3, 4.615%, 2/25/2035                                      135,000       127,746
Countrywide Asset-Backed Certificates, Series 2006-S1,
  Class A2, 5.549%, 8/25/2021                                      410,000       408,178
DaimlerChrysler Auto Trust, Series 2004-C, Class A4,
  3.280%, 12/08/2009                                               243,964       240,868
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010                    355,000       351,936
Ford Credit Auto Owner Trust, Series 2005-B, Class A3,
  4.170%, 1/15/2009                                                  1,498         1,494
Honda Auto Receivables Owner Trust, Series 2004-3, Class
  A4, 3.280%, 2/18/2010                                            285,000       280,581
John Deere Owner Trust, Series 2005-A, Class A3, 3.980%,
  6/15/2009                                                          2,554         2,540
Navistar Financial Corp. Owner Trust, Series 2004-B, Class
  A3, 3.130%, 5/15/2009                                              2,008         1,996
Navistar Financial Corp. Owner Trust, Series 2004-B, Class
  A4, 3.530%, 10/15/2012                                           280,000       273,246
USAA Auto Owner Trust, Series 2004-3, Class A4, 3.530%,
  6/15/2011                                                        415,000       409,365
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.010%,
  9/15/2010                                                        180,000       179,607
WFS Financial Owner Trust, Series 2004-2, Class A4, 3.540%,
  11/21/2011                                                       331,319       328,119
                                                                              ----------
                                                                               3,284,352
                                                                              ----------
Automotive - 0.6%
Ford Motor Credit Co., 7.000%, 10/01/2013                          235,000       217,727
                                                                              ----------
Banking - 7.0%
Associates Corp. of North America, 6.250%, 11/01/2008               15,000        15,164
Bank of America Corp., 6.250%, 4/01/2008                           450,000       452,425
Bank One Corp., 5.900%, 11/15/2011                                   5,000         5,072
Capital One Bank, 5.125%, 2/15/2014(b)                             320,000       307,155
Citigroup, Inc., 3.500%, 2/01/2008                                 115,000       113,837
HSBC Finance Corp., 4.750%, 4/15/2010(b)                           525,000       515,291
JPMorgan Chase & Co., 5.600%, 6/01/2011(b)                         475,000       476,113
Wachovia Corp., 5.300%, 10/15/2011                                 530,000       524,513
Washington Mutual, Inc., 4.375%, 1/15/2008                           5,000         4,972
                                                                              ----------
                                                                               2,414,542
                                                                              ----------
Brokerage - 3.9%
Bear Stearns Cos., Inc., 5.350%, 2/01/2012                         265,000       260,035
Goldman Sachs Group, Inc., 4.500%, 6/15/2010                       300,000       292,497
Goldman Sachs Group, Inc., 5.300%, 2/14/2012                        10,000         9,842

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount   Value (+)
                                                             ----------------   ----------
BONDS AND NOTES - continued
Brokerage - continued
Lehman Brothers Holdings, Inc., Series I, 5.250%,
  2/06/2012(b)                                                 $    265,000     $  260,476
Merrill Lynch & Co., Inc., Series C, 4.250%, 2/08/2010(b)           225,000        218,774
Morgan Stanley, 5.300%, 3/01/2013                                   320,000        313,655
                                                                                ----------
                                                                                 1,355,279
                                                                                ----------
Chemicals - 0.0%
Lubrizol Corp., 4.625%, 10/01/2009                                    5,000          4,902
                                                                                ----------
Electric - 2.9%
Carolina Power & Light Co., 6.500%, 7/15/2012                         5,000          5,184
Dominion Resources, Inc., 4.125%, 2/15/2008                         300,000        297,557
Duke Energy Corp., 4.200%, 10/01/2008                                 5,000          4,922
Duke Energy Corp., 5.625%, 11/30/2012                               300,000        299,913
FirstEnergy Corp., Series B, 6.450%, 11/15/2011                     400,000        410,165
Pacific Gas & Electric Co., 3.600%, 3/01/2009                         5,000          4,852
                                                                                ----------
                                                                                 1,022,593
                                                                                ----------
Entertainment - 1.7%
Time Warner, Inc., 5.875%, 11/15/2016                               225,000        218,835
Time Warner, Inc., 6.500%, 11/15/2036                                45,000         42,726
Walt Disney Co., 5.700%, 7/15/2011(b)                               315,000        317,808
                                                                                ----------
                                                                                   579,369
                                                                                ----------
Financial Other - 0.0%
Berkshire Hathaway Finance Corp., 3.375%, 10/15/2008                  5,000          4,879
                                                                                ----------
Food & Beverage - 0.3%
General Mills, Inc., 3.875%, 11/30/2007                              10,000          9,938
HJ Heinz Finance Co., 6.000%, 3/15/2012(b)                          100,000        100,354
Kraft Foods, Inc., 5.625%, 11/01/2011(b)                              5,000          4,961
                                                                                ----------
                                                                                   115,253
                                                                                ----------
Healthcare - 2.1%
Boston Scientific Corp., 6.000%, 6/15/2011                          210,000        209,069
Hospira, Inc., 5.550%, 3/30/2012                                    250,000        247,822
WellPoint, Inc., 3.500%, 9/01/2007                                    5,000          4,984
WellPoint, Inc., 3.750%, 12/14/2007                                 185,000        183,551
WellPoint, Inc., 5.250%, 1/15/2016                                  100,000         94,857
                                                                                ----------
                                                                                   740,283
                                                                                ----------
Healthcare Insurance - 1.1%
Aetna, Inc., 7.875%, 3/01/2011(b)                                   355,000        381,069
                                                                                ----------
Home Construction - 0.6%
D.R. Horton, Inc., 5.375%, 6/15/2012                                220,000        206,397
Pulte Homes, Inc., 4.875%, 7/15/2009                                  5,000          4,919
                                                                                ----------
                                                                                   211,316
                                                                                ----------
Hybrid ARMS - 1.9%
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class
  3A1, 6.381%, 9/25/2036(c)                                         634,762        643,167
                                                                                ----------
Independent Energy - 0.0%
XTO Energy, Inc., 4.900%, 2/01/2014(b)                                5,000          4,732
                                                                                ----------
Industrial Other - 1.0%
Equifax, Inc., 7.000%, 7/01/2037                                     85,000         85,744
IDEX Corp., 6.875%, 2/15/2008                                       250,000        251,770
                                                                                ----------
                                                                                   337,514
                                                                                ----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                       Principal Amount   Value (+)
                                                                       ----------------   ----------
BONDS AND NOTES - continued
Integrated Energy - 0.7%
ConocoPhillips, 6.375%, 3/30/2009                                        $    250,000     $  254,647
                                                                                          ----------
Media Cable - 1.2%
Comcast Cable Communications, 7.125%, 6/15/2013                               195,000        206,672
Cox Communications, Inc., 4.625%, 1/15/2010(b)                                  5,000          4,884
Cox Communications, Inc., 5.450%, 12/15/2014                                  215,000        208,002
                                                                                          ----------
                                                                                             419,558
                                                                                          ----------
Media Non-Cable - 1.2%
News America, Inc., 6.625%, 1/09/2008                                         400,000        402,054
                                                                                          ----------
Metals & Mining - 0.5%
Vale Overseas Ltd., 6.250%, 1/23/2017                                         165,000        163,650
                                                                                          ----------
Mortgage Related - 29.6%
Banc of America Commercial Mortgage, Inc.,
  Series 2006-2, Class A4, 5.740%, 5/10/2045(c)                               205,000        204,388
Banc of America Commercial Mortgage, Inc.,
  Series 2007-2, Class A2, 5.634%, 4/10/2049                                  490,000        489,084
Citigroup/Deutsche Bank Commercial Mortgage Trust,
  Series 2006-CD2, Class A2, 5.408%, 1/15/2046                                140,000        139,146
Federal Home Loan Mortgage Corp., 4.500%, 12/01/2019                           18,641         17,739
Federal Home Loan Mortgage Corp., 4.591%, 1/01/2035(c)                        669,820        674,859
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2019                             6,813          6,610
Federal Home Loan Mortgage Corp., 5.000%, 1/01/2020                             8,607          8,340
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024                           710,674        703,909
Federal Home Loan Mortgage Corp., 5.500%, 3/01/2013                            15,287         15,181
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2012                           25,402         25,665
Federal Home Loan Mortgage Corp., 6.500%, 1/01/2024                             5,416          5,514
Federal Home Loan Mortgage Corp., 7.000%, 2/01/2009                               918            925
Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025                               600            632
Federal National Mortgage Association, 4.500%, 12/01/2019                      23,375         22,240
Federal National Mortgage Association, 5.000%, 1/01/2019                      381,593        370,187
Federal National Mortgage Association, 5.000%, 2/01/2019                      559,446        542,033
Federal National Mortgage Association, 5.500%, 1/01/2017                       65,798         65,081
Federal National Mortgage Association, 5.500%, 1/01/2017                       78,137         77,266
Federal National Mortgage Association, 5.500%, 2/01/2017                       39,516         39,085
Federal National Mortgage Association, 5.500%, 8/01/2017                      867,526        857,857
Federal National Mortgage Association, 5.500%, 9/01/2017                      197,780        195,575
Federal National Mortgage Association, 5.500%, 11/01/2017                       1,531          1,513
Federal National Mortgage Association, 5.500%, 1/01/2020                    1,459,463      1,441,209
Federal National Mortgage Association, 5.500%, 3/01/2020                      651,907        642,736
Federal National Mortgage Association, 6.000%, 9/01/2021                       12,684         12,744
Federal National Mortgage Association, 7.500%, 6/01/2016                        3,752          3,868
Federal National Mortgage Association, 8.000%, 6/01/2015                        5,254          5,490
Federal National Mortgage Association (TBA), 6.000%, 12/01/2034(d)          1,040,000      1,028,624
Government National Mortgage Association, 6.500%, 12/15/2023                   13,085         13,331
Government National Mortgage Association, 8.500%, 9/15/2022                     4,031          4,339

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                       Principal Amount  Value (+)
                                                                       ---------------- -----------
BONDS AND NOTES - continued
Mortgage Related - continued
Government National Mortgage Association, 9.500%, 1/15/2019               $    9,452    $    10,290
GS Mortgage Securities Corporation II,
  Series 2005-GG4, Class A4A, 4.751%, 7/10/2039                              205,000        191,615
GS Mortgage Securities Corporation. II,
  Series 2006-GG8, Class A2, 5.479%, 11/10/2039                              410,000        407,584
JPMorgan Chase Commercial Mortgage Securities Corp.,
  Series 2006-LDP7, Class A2, 6.052%, 4/15/2045(c)                           375,000        379,175
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%,
  7/15/2030                                                                  230,000        221,743
Merrill Lynch/Countrywide Commercial Mortgage Trust,
  Series 2006-1, Class A4, 5.429%, 2/12/2039(c)                              700,000        684,070
Merrill Lynch/Countrywide Commercial Mortgage Trust,
  Series 2006-2, Class A4, 5.910%, 6/12/2046(c)                              210,000        211,562
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%,
  6/12/2047                                                                  330,000        310,716
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.914%,
  8/12/2041(c)                                                               205,000        206,575
                                                                                        -----------
                                                                                         10,238,500
                                                                                        -----------
Non-Captive Consumer - 2.0%
American General Finance Corp., 2.750%, 6/15/2008                            350,000        341,874
American General Finance Corp., Series H, 5.375%, 10/01/2012(b)                5,000          4,934
HSBC Finance Corp., 6.500%, 11/15/2008                                        10,000         10,140
Residential Capital LLC, 6.500%, 4/17/2013(b)                                345,000        333,470
                                                                                        -----------
                                                                                            690,418
                                                                                        -----------
Non-Captive Diversified - 1.5%
CIT Group, Inc., 5.125%, 9/30/2014                                             5,000          4,724
CIT Group, Inc., 5.650%, 2/13/2017                                           320,000        303,125
CIT Group, Inc., 5.850%, 9/15/2016(b)                                         20,000         19,275
International Lease Finance Corp., 5.750%, 6/15/2011(b)                      205,000        205,857
                                                                                        -----------
                                                                                            532,981
                                                                                        -----------
Paper - 0.0%
MeadWestvaco Corp., 6.850%, 4/01/2012                                          5,000          5,155
                                                                                        -----------
Pharmaceuticals - 0.0%
Schering-Plough Corp., 5.550%, 12/01/2013                                      5,000          5,018
                                                                                        -----------
Pipelines - 1.0%
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013                         185,000        175,056
Spectra Energy Capital LLC, 5.668%, 8/15/2014(b)                             175,000        168,797
                                                                                        -----------
                                                                                            343,853
                                                                                        -----------
Railroads - 2.1%
Burlington Northern Santa Fe Corp., 6.125%, 3/15/2009                        205,000        207,167
CSX Corp., 6.750%, 3/15/2011(b)                                              200,000        206,705
Union Pacific Corp., 3.875%, 2/15/2009                                       310,000        302,926
                                                                                        -----------
                                                                                            716,798
                                                                                        -----------
Real Estate Investment Trusts - 4.2%
Archstone-Smith Operating Trust, 3.000%, 6/15/2008                            10,000          9,745
Camden Property Trust, 4.375%, 1/15/2010                                       5,000          4,853
Colonial Realty LP, 4.750%, 2/01/2010                                         55,000         53,821
Developers Diversified Realty Corp., 3.875%, 1/30/2009                        10,000          9,742
ERP Operating LP, 6.625%, 3/15/2012                                           10,000         10,380

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                             Principal Amount   Value (+)
                                                             ----------------   ----------
BONDS AND NOTES - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust, 5.400%, 12/01/2013            $    215,000     $  208,894
First Industrial LP, 5.250%, 6/15/2009                               10,000          9,913
iStar Financial, Inc., 5.150%, 3/01/2012(b)                         350,000        336,804
ProLogis Trust, 5.500%, 4/01/2012                                   410,000        406,575
Simon Property Group LP, 3.750%, 1/30/2009                          400,000        390,214
Simon Property Group LP, 4.600%, 6/15/2010                            5,000          4,869
Simon Property Group LP, 4.875%, 3/18/2010                            5,000          4,919
                                                                                ----------
                                                                                 1,450,729
                                                                                ----------
Retailers - 1.3%
CVS Caremark Corp., 5.750%, 8/15/2011                               205,000        204,985
J.C. Penney Co., Inc., 5.750%, 2/15/2018                             50,000         48,270
Macy's Retail Holdings, Inc., 5.350%, 3/15/2012                     205,000        201,401
                                                                                ----------
                                                                                   454,656
                                                                                ----------
Supermarkets - 0.5%
Kroger Co., 6.200%, 6/15/2012                                        50,000         50,463
Kroger Co., 6.375%, 3/01/2008                                        10,000         10,052
Kroger Co., 6.750%, 4/15/2012                                       115,000        118,763
                                                                                ----------
                                                                                   179,278
                                                                                ----------
Technology - 2.8%
Corning, Inc., 6.200%, 3/15/2016                                     45,000         45,115
Jabil Circuit, Inc., 5.875%, 7/15/2010                              350,000        346,758
National Semiconductor Corp., 6.600%, 6/15/2017                     175,000        178,183
Pitney Bowes, Inc., 5.250%, 1/15/2037                               225,000        212,449
Xerox Corp., 6.400%, 3/15/2016                                      170,000        171,048
                                                                                ----------
                                                                                   953,553
                                                                                ----------
Transportation Services - 1.2%
ERAC USA Finance Co., 6.800%, 2/15/2008, 144A                       200,000        200,965
ERAC USA Finance Co., 7.350%, 6/15/2008, 144A                       200,000        202,737
                                                                                ----------
                                                                                   403,702
                                                                                ----------
Treasuries - 15.3%
U.S. Treasury Bills, 3.850%, 7/12/2007(b)                         1,005,000      1,003,818
U.S. Treasury Bonds, 4.000%, 11/15/2012(b)                          160,000        153,387
U.S. Treasury Bonds, 4.625%, 2/15/2017(b)                         2,265,000      2,193,512
U.S. Treasury Notes, 4.000%, 2/15/2015(b)                           785,000        735,079
U.S. Treasury Notes, 4.625%, 11/15/2016(e)                        1,230,000      1,192,043
                                                                                ----------
                                                                                 5,277,839
                                                                                ----------
Wireless - 1.0%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014              5,000          4,762
Sprint Nextel Corp., 6.000%, 12/01/2016                             170,000        161,272
Vodafone Group Plc, 5.350%, 2/27/2012                               175,000        171,959
                                                                                ----------
                                                                                   337,993
                                                                                ----------
Wirelines - 2.9%
AT&T, Inc., 5.100%, 9/15/2014                                       180,000        171,691
AT&T, Inc., 5.300%, 11/15/2010(b)                                   280,000        278,680
Embarq Corp., 7.995%, 6/01/2036(b)                                  210,000        213,121
Qwest Corp., 5.625%, 11/15/2008                                     110,000        109,588
Verizon New England, Inc., 6.500%, 9/15/2011                          5,000          5,132

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                  Principal Amount    Value (+)
                                                                  ----------------   -----------
BONDS AND NOTES - continued
Wirelines - continued
Verizon Virginia, Inc., 4.625%, 3/15/2013                            $  230,000      $   215,654
                                                                                     -----------
                                                                                         993,866
                                                                                     -----------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $35,703,681)                                                       35,146,334
                                                                                     -----------
TOTAL BONDS AND NOTES
  (Identified Cost $35,703,681)                                                       35,146,334
                                                                                     -----------
SHORT-TERM INVESTMENTS - 23.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.250% to be repurchased at
  $177,063 on 7/02/07 collateralized by $150,000 U.S. Treasury
  Bond, 7.125% due 2/15/23 with value of $183,000 including
  accrued interest(f)                                                   177,000          177,000
                                                                                     -----------

                                                                       Shares
                                                                     ----------
State Street Securities Lending Quality Trust(g)                      7,881,653        7,881,653
                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $8,058,653)                                                         8,058,653
                                                                                     -----------
TOTAL INVESTMENTS - 124.9%
  (Identified Cost $43,762,334)(a)                                                    43,204,987
  Other Assets Less Liabilities--(24.9)%                                              (8,615,277)
                                                                                     -----------
  TOTAL NET ASSETS - 100.0%                                                          $34,589,710
                                                                                     ===========

--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes):

      At June 30, 2007, the net unrealized depreciation on investments based on a cost of $43,877,514 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value over
        tax cost                                               $  52,164
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                              (724,691)
                                                               ---------
      Net unrealized depreciation                              $(672,527)
                                                               ---------

      At September 30, 2006, the Fund had a capital loss carryover of approximately $190,716 of which $3,797 expires on September 30, 2013 and $186,919 expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $7,756,422 and $7,881,653, respectively.

(c)   Variable rate security. Rate as of June 30, 2007 is disclosed.

(d) Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(e) All or a portion of this security has been segregated to cover requirements on TBA obligations and delayed delivery obligations.

(f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $403,702 or 1.2% of total net assets.

TBA   To Be Announced

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Mortgage Related                         29.6%
Treasuries                               15.3
Asset-Backed Securities                   9.5
Banking                                   7.0
Real Estate Investment Trusts             4.2
Brokerage                                 3.9
Electric                                  2.9
Wirelines                                 2.9
Technology                                2.8
Healthcare                                2.1
Railroads                                 2.1
Non-Captive Consumer                      2.0
Other, less than 2% each                 17.3

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

                                                                           Principal Amount (++)    Value (+)
                                                                           ---------------------   -----------
BONDS AND NOTES - 92.2% of Total Net Assets
NON-CONVERTIBLE BONDS - 91.3%
Airlines - 1.6%
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A                                  $    3,455,000       $ 3,354,066
                                                                                                   -----------
Asset-Backed Securities - 1.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%,
  4/01/2029                                                                        2,500,000         2,341,014
                                                                                                   -----------
Automotive - 1.0%
Ford Motor Co., 6.375%, 2/01/2029                                                  2,665,000         1,965,438
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009                                        150,000           148,898
                                                                                                   -----------
                                                                                                     2,114,336
                                                                                                   -----------
Banking - 10.3%
BAC Capital Trust VI, 5.625%, 3/08/2035                                            1,045,000           933,065
Barclays Financial LLC, 4.060%, 9/16/2010, 144A                        KRW       940,000,000           992,397
Barclays Financial LLC, 4.160%, 2/22/2010, 144A                        THB        70,000,000         2,056,278
Barclays Financial LLC, 4.460%, 9/23/2010, 144A                        KRW     1,950,000,000         2,083,391
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A           THB        17,000,000           498,416
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A         IDR     7,484,000,000           589,197
Citibank NA, 15.000%, 7/02/2010, 144A                                  BRL         4,000,000         2,419,125
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A                       MYR         2,015,000           491,129
HSBC Bank USA, 3.310%, 8/25/2010, 144A                                             2,000,000         2,201,800
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A                BRL         8,035,000         3,144,510
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A                IDR     8,972,574,000           725,481
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A                IDR     5,376,000,000           434,679
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A   MYR         1,663,795           401,391
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A              IDR     9,533,078,500           803,898
Rabobank Nederland, Series EMTN, 13.500%, 1/28/2008, 144A              ISK       220,000,000         3,521,484
                                                                                                   -----------
                                                                                                    21,296,241
                                                                                                   -----------
Beverages - 0.6%
Cia Brasileira de Bebidas, 8.750%, 9/15/2013                                       1,025,000         1,165,938
                                                                                                   -----------
Building Materials - 0.2%
Masco Corp., 5.850%, 3/15/2017                                                       500,000           480,654
                                                                                                   -----------
Chemicals - 1.3%
Lubrizol Corp., 6.500%, 10/01/2034                                                 1,680,000         1,621,677
Methanex Corp., 6.000%, 8/15/2015                                                    980,000           943,142
                                                                                                   -----------
                                                                                                     2,564,819
                                                                                                   -----------
Electric - 2.2%
Cleveland Electric Illuminating Co., 5.950%, 12/15/2036                              960,000           884,848
Commonwealth Edison Co., 4.700%, 4/15/2015                                           555,000           506,914
Commonwealth Edison Co., 4.750%, 12/01/2011(b)                                        51,000            49,050
Commonwealth Edison Co., 5.875%, 2/01/2033                                         1,180,000         1,090,916
Dominion Resources, Inc., 5.950%, 6/15/2035                                          385,000           361,002
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%,
  2/01/2027(c)                                                                     1,000,000         1,110,318
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036                                   445,000           429,916
                                                                                                   -----------
                                                                                                     4,432,964
                                                                                                   -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                 Principal Amount (++)   Value (+)
                                                                 ---------------------   ----------
BONDS AND NOTES - continued
Entertainment - 1.5%
Time Warner, Inc., 6.500%, 11/15/2036                                $    120,000        $  113,936
Time Warner, Inc., 6.625%, 5/15/2029                                      870,000           844,720
Time Warner, Inc., 6.950%, 1/15/2028                                      375,000           377,729
Time Warner, Inc., 7.625%, 4/15/2031                                      245,000           262,486
Time Warner, Inc., 7.700%, 5/01/2032                                      160,000           173,016
Viacom, Inc., Class B, 6.875%, 4/30/2036                                1,325,000         1,280,114
                                                                                         ----------
                                                                                          3,052,001
                                                                                         ----------
Foreign Local Governments - 1.1%
Province of Alberta, 5.000%, 12/16/2008                      CAD        2,000,000         1,891,817
Province of Alberta, 5.930%, 9/16/2016                       CAD          469,472           464,518
                                                                                         ----------
                                                                                          2,356,335
                                                                                         ----------
Government Owned--No Guarantee - 0.3%
Pemex Project Funding Master Trust, 8.625%, 2/01/2022(c)                  500,000           614,921
                                                                                         ----------
Healthcare - 0.6%
HCA, Inc., 5.750%, 3/15/2014                                            1,000,000           846,250
HCA, Inc., 6.250%, 2/15/2013                                              150,000           135,375
HCA, Inc., 7.050%, 12/01/2027                                             100,000            81,259
HCA, Inc., 7.750%, 7/15/2036                                              250,000           213,856
                                                                                         ----------
                                                                                          1,276,740
                                                                                         ----------
Home Construction - 4.4%
Centex Corp., 5.250%, 6/15/2015(c)                                        380,000           340,029
Lennar Corp., Series B, 5.600%, 5/31/2015                               1,250,000         1,171,330
Lennar Corp., Series B, 6.500%, 4/15/2016                                 770,000           745,691
Pulte Homes, Inc., 5.200%, 2/15/2015                                    1,265,000         1,136,720
Pulte Homes, Inc., 6.000%, 2/15/2035                                    3,340,000         2,846,061
Pulte Homes, Inc., 6.375%, 5/15/2033                                    1,455,000         1,281,788
Toll Brothers Finance Corp., 5.150%, 5/15/2015(c)                       1,725,000         1,556,395
                                                                                         ----------
                                                                                          9,078,014
                                                                                         ----------
Independent Energy - 2.1%
Anadarko Petroleum Corp., 5.950%, 9/15/2016                             1,365,000         1,332,817
Anadarko Petroleum Corp., 6.450%, 9/15/2036                             1,215,000         1,168,620
Apache Corp., 6.000%, 1/15/2037                                         1,940,000         1,849,912
XTO Energy, Inc., 6.100%, 4/01/2036                                        65,000            60,988
                                                                                         ----------
                                                                                          4,412,337
                                                                                         ----------
Local Authorities - 1.8%
Michigan Tobacco Settlement Finance Authority, 7.309%,
  6/01/2034                                                             1,110,000         1,131,678
Virginia Tobacco Settlement Financing Corp., Series A-1,
  6.706%, 6/01/2046                                                     2,700,000         2,590,785
                                                                                         ----------
                                                                                          3,722,463
                                                                                         ----------
Media Cable - 2.1%
Comcast Corp., 5.650%, 6/15/2035                                        1,980,000         1,722,610
Comcast Corp., 6.450%, 3/15/2037                                        1,265,000         1,219,111
Comcast Corp., 6.500%, 11/15/2035                                       1,420,000         1,376,475
                                                                                         ----------
                                                                                          4,318,196
                                                                                         ----------
Media Non-Cable - 1.5%
Clear Channel Communications, Inc., 5.750%, 1/15/2013                     250,000           225,100
News America, Inc., 6.200%, 12/15/2034                                    950,000           885,580

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                        Principal Amount (++)   Value (+)
                                                        ---------------------   ----------
BONDS AND NOTES - continued
Media Non-Cable - continued
News America, Inc., 6.400%, 12/15/2035                     $    1,980,000       $1,885,578
                                                                                ----------
                                                                                 2,996,258
                                                                                ----------
Metals & Mining - 0.1%
Teck Cominco Ltd., 7.000%, 9/15/2012                              100,000          105,304
                                                                                ----------
Mortgage Related - 0.3%
CS First Boston Mortgage Securities Corp., Series
  2005-7, Class 3A1, 5.000%, 8/25/2020                            393,891          385,465
Federal National Mortgage Association, 5.000%,
  2/01/2018                                                       132,355          128,381
Federal National Mortgage Association, 5.500%,
  9/01/2016                                                        99,033           97,954
Federal National Mortgage Association, 6.000%,
  10/01/2028                                                       30,548           30,450
Federal National Mortgage Association, 6.500%,
  2/01/2011                                                         7,293            7,406
                                                                                ----------
                                                                                   649,656
                                                                                ----------
Non-Captive Consumer - 0.3%
SLM Corp., 6.500%, 6/15/2010                        NZD           970,000          680,454
                                                                                ----------
Non-Captive Diversified - 1.8%
CIT Group, Inc., 6.000%, 4/01/2036                                925,000          858,550
GMAC Australia, 6.500%, 8/10/2007                   AUD           450,000          380,272
GMAC LLC, 5.625%, 5/15/2009                                     2,500,000        2,444,332
                                                                                ----------
                                                                                 3,683,154
                                                                                ----------
Non-Captive Finance - 2.0%
General Electric Capital Corp., 6.500%, 9/28/2015   NZD         5,535,000        3,897,223
General Electric Capital Corp., Series EMTN,
  6.750%, 9/26/2016                                 NZD           400,000          288,906
                                                                                ----------
                                                                                 4,186,129
                                                                                ----------
Oil Field Services - 0.0%
Weatherford International Ltd., 6.500%, 8/01/2036                  60,000           58,022
                                                                                ----------
Paper - 1.4%
Georgia-Pacific Corp., 7.250%, 6/01/2028                        1,500,000        1,380,000
International Paper Co., 4.000%, 4/01/2010                        500,000          479,921
International Paper Co., 4.250%, 1/15/2009                      1,000,000          979,950
                                                                                ----------
                                                                                 2,839,871
                                                                                ----------
Pipelines - 0.8%
DCP Midstream LP, 6.450%, 11/03/2036, 144A                        635,000          627,266
El Paso Corp., 6.950%, 6/01/2028                                  350,000          325,189
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A                 810,000          783,447
                                                                                ----------
                                                                                 1,735,902
                                                                                ----------
Property & Casualty Insurance - 1.3%
Allstate Corp., 5.950%, 4/01/2036                                 470,000          448,516
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014                     65,000           60,812
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015                     40,000           37,797
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033(c)               2,360,000        1,986,976
Progressive Corp., 7.000%, 10/01/2013                             150,000          160,413
                                                                                ----------
                                                                                 2,694,514
                                                                                ----------
Railroads - 0.7%
Canadian Pacific Railway Ltd., 4.900%, 6/15/2010,
  144A                                              CAD         1,000,000          936,204
Missouri Pacific Railroad Co., 5.000%, 1/01/2045                  190,000          144,877

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                              Principal Amount (++)    Value (+)
                                                                              ---------------------   -----------
BONDS AND NOTES - continued
Railroads - continued
Union Pacific Corp., 5.375%, 6/01/2033(c)                                          $   415,000        $   361,834
                                                                                                      -----------
                                                                                                        1,442,915
                                                                                                      -----------
Real Estate Investment Trusts - 2.0%
Colonial Realty LP, 4.800%, 4/01/2011                                                1,840,000          1,773,727
Colonial Realty LP, 5.500%, 10/01/2015                                                 290,000            278,728
Equity One, Inc., 6.000%, 9/15/2017, 144A                                            1,000,000            978,160
Highwoods Properties, Inc., 7.500%, 4/15/2018                                        1,075,000          1,164,006
                                                                                                      -----------
                                                                                                        4,194,621
                                                                                                      -----------
Retailers - 1.1%
Macy's Retail Holdings, Inc., 6.375%, 3/15/2037(c)                                   2,275,000          2,188,423
                                                                                                      -----------
Sovereigns - 20.6%
Canadian Government, 4.000%, 6/01/2016                                    CAD        1,000,000            904,320
Canadian Government, 4.250%, 9/01/2008                                    CAD       30,300,000         28,428,643
Canadian Government, 4.500%, 9/01/2007                                    CAD        4,070,000          3,833,128
Canadian Government, Series WH31, 6.000%, 6/01/2008                       CAD        2,050,000          1,954,642
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023                 MXN          140,000(++)      1,331,167
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012                MXN          460,000(++)      4,505,444
Republic of South Africa, 13.000%, 8/31/2010                              ZAR       10,135,000          1,588,176
                                                                                                      -----------
                                                                                                       42,545,520
                                                                                                      -----------
Supranational - 4.1%
European Investment Bank, 4.600%, 1/30/2037, 144A                         CAD        1,900,000          1,701,631
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009 BRL        9,000,000          3,786,551
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017          NZD        4,375,000          3,040,348
                                                                                                      -----------
                                                                                                        8,528,530
                                                                                                      -----------
Technology - 2.8%
Avnet, Inc., 6.000%, 9/01/2015                                                       1,970,000          1,898,562
Avnet, Inc., 6.625%, 9/15/2016                                                         270,000            273,578
Corning, Inc., 7.250%, 8/15/2036                                                     1,565,000          1,613,182
Intuit, Inc., 5.750%, 3/15/2017                                                        635,000            611,212
Motorola, Inc., 5.220%, 10/01/2097                                                   1,000,000            704,465
Motorola, Inc., 6.500%, 9/01/2025                                                      190,000            181,742
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A                                 500,000            548,823
                                                                                                      -----------
                                                                                                        5,831,564
                                                                                                      -----------
Textile - 0.5%
Kellwood Co., 7.625%, 10/15/2017                                                     1,000,000            964,073
                                                                                                      -----------
Tobacco - 0.5%
Reynolds American, Inc., 6.750%, 6/15/2017                                             735,000            745,313
Reynolds American, Inc., 7.250%, 6/15/2037                                             195,000            200,741
                                                                                                      -----------
                                                                                                          946,054
                                                                                                      -----------
Transportation Services - 2.0%
APL Ltd., 8.000%, 1/15/2024(b)                                                         100,000             93,632
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(d)                                      3,429,237          3,926,477
                                                                                                      -----------
                                                                                                        4,020,109
                                                                                                      -----------
Treasuries - 7.2%
U.S. Treasury Bonds, 4.500%, 2/15/2036(c)                                              500,000            452,734

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                           Principal Amount (++)     Value (+)
                                           ---------------------   ------------
BONDS AND NOTES - continued
Treasuries - continued
U.S. Treasury Bonds, 5.375%, 2/15/2031(c)      $  13,915,000       $ 14,288,966
                                                                   ------------
                                                                     14,741,700
                                                                   ------------
Wireless - 1.5%
America Movil SAB de CV, 4.125%, 3/01/2009           500,000            490,311
Nextel Communications, Inc., Series E,
  6.875%, 10/31/2013                                 140,000            138,954
Nextel Communications, Inc., Series F,
  5.950%, 3/15/2014                                  470,000            447,653
Sprint Capital Corp., 6.875%, 11/15/2028             204,000            194,180
Sprint Nextel Corp., 6.000%, 12/01/2016              366,000            347,208
Vodafone Group Plc, 6.150%, 2/27/2037              1,500,000          1,395,435
                                                                   ------------
                                                                      3,013,741
                                                                   ------------
Wirelines - 6.6%
AT&T Corp., 6.500%, 3/15/2029(c)                   1,310,000          1,260,850
AT&T, Inc., 6.150%, 9/15/2034                        545,000            522,551
BellSouth Corp., 6.000%, 11/15/2034(c)             1,875,000          1,754,968
GTE Corp., 6.940%, 4/15/2028                          50,000             51,425
New England Telephone & Telegraph,
  7.875%, 11/15/2029                                 570,000            623,616
Qwest Capital Funding, Inc., 6.500%,
  11/15/2018                                         500,000            450,000
Telefonica Emisiones SAU, 7.045%,
  6/20/2036                                        4,075,000          4,219,976
Verizon Communications, 5.850%, 9/15/2035          3,715,000          3,407,409
Verizon Maryland, Inc., 5.125%, 6/15/2033            290,000            234,663
Verizon New York, Inc., Series B, 7.375%,
  4/01/2032(c)                                       965,000          1,014,974
                                                                   ------------
                                                                     13,540,432
                                                                   ------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $180,244,620)                                    188,167,985
                                                                   ------------
CONVERTIBLE BONDS - 0.9%
Independent Energy - 0.5%
Devon Energy Corp., 4.900%, 8/15/2008                200,000            314,500
Devon Energy Corp., 4.950%, 8/15/2008(c)             500,000            786,250
                                                                   ------------
                                                                      1,100,750
                                                                   ------------
Pharmaceuticals - 0.1%
Watson Pharmaceuticals, Inc., 1.750%,
  3/15/2023                                          125,000            121,094
                                                                   ------------
Technology - 0.3%
Avnet, Inc., 2.000%, 3/15/2034(c)                    430,000            543,950
Maxtor Corp., 5.750%, 3/01/2012(b)                    59,000             56,050
Richardson Electronics Ltd., 7.750%,
  12/15/2011                                          44,000             44,440
                                                                   ------------
                                                                        644,440
                                                                   ------------
Transportation Services - 0.0%
Builders Transportation, Inc., 6.500%,
  5/01/2011(e)                                       129,000                 --
                                                                   ------------
TOTAL CONVERTIBLE BONDS
  (Identified Cost $1,410,267)                                        1,866,284
                                                                   ------------
TOTAL BONDS AND NOTES
  (Identified Cost $181,654,887)                                    190,034,269
                                                                   ------------

                                                  Shares
                                                  ------
PREFERRED STOCKS - 0.9%

NON-CONVERTIBLE PREFERRED STOCKS - 0.1%
Electric - 0.1%
Connecticut Light & Power Co., 2.200%                    263             10,216
MDU Resources Group, Inc., 5.100%                        360             35,944

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                                    Shares           Value (+)
                                                                  -----------      ------------
PREFERRED STOCKS - continued
Electric - continued
Public Service Electric & Gas Co., 4.080%(c)                              400      $     32,000
San Diego Gas & Electric Co., 4.500%                                      100             1,725
Union Electric Co., 4.500%                                              3,160           267,020
                                                                                   ------------
TOTAL NON-CONVERTIBLE PREFERRED STOCKS
  (Identified Cost $226,958)                                                            346,905
                                                                                   ------------
CONVERTIBLE PREFERRED STOCKS - 0.8%
Consumer Products - 0.8%
Newell Financial Trust I, 5.250%, 12/01/2027
  (Identified Cost $1,294,827)                                         33,050         1,627,712
                                                                                   ------------
TOTAL PREFERRED STOCKS
  (Identified Cost $1,521,785)                                                        1,974,617
                                                                                   ------------

                                                             Principal Amount (++)
                                                             ---------------------
SHORT-TERM INVESTMENTS - 16.9%
Tri-Party Repurchase Agreement with Fixed Income Clearing
  Corporation, dated 6/29/07 at 4.250% to be repurchased at
  $11,321,008 on 7/02/07 collateralized by $9,465,000 U.S.
  Treasury Bond, 7.125% due 2/15/23 with a value of
  $11,547,300 including accrued interest(f)                       $11,317,000        11,317,000
                                                                                   ------------

                                                                    Shares
                                                                  -----------      ------------
State Street Securities Lending Quality Trust(g)                   23,517,521        23,517,521
                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $34,834,521)                                                      34,834,521
                                                                                   ------------
TOTAL INVESTMENTS - 110.0%
  (Identified Cost $218,011,193)(a)                                                 226,843,407
  Other assets less liabilities--(10.0)%                                            (20,704,548)
                                                                                   ------------
TOTAL NET ASSETS - 100.0%                                                          $206,138,859
                                                                                   ============

--------
(++)  Principal amount stated in U.S. dollars unless otherwise noted.

(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(++) Amount shown represents units. One unit represents a principal amount of 100.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and interest adjustments on defaulted bonds. Amortization of premium on debt securities are not included for tax purposes.):

      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $218,425,817 for federal income tax purposes was as follows:

       Aggregate gross unrealized appreciation for all
         investments in which there is an excess of value
         over tax cost                                       $11,395,785
       Aggregate gross unrealized depreciation for all
         investments in which there is an excess of tax
         cost over value                                      (2,978,195)
                                                             -----------
       Net unrealized appreciation                           $ 8,417,590
                                                             ===========

      At September 30, 2006, the Fund had a capital loss carryover of approximately $309,092 all of which expires on September 30, 2014. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

  (b) Illiquid Security. At June 30, 2007, the value of these securities was $198,732 or 0.1% of net assets.

  (c) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $23,297,870 and $23,517,521, respectively.

  (d) Non-income producing security.

  (e) Non-income producing security due to default or bankruptcy filing.

  (f) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(g)   Represents investments of security lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the total value of these securities amounted to $29,292,773 or 14.2% of total net assets.

      Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD:
      Canadian Dollar; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; THB: Thailand Baht; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Sovereigns                                         20.6%
Banking                                            10.3
Treasuries                                          7.2
Wirelines                                           6.6
Home Construction                                   4.4
Supranational                                       4.1
Technology                                          3.1
Independent Energy                                  2.6
Electric                                            2.3
Media Cable                                         2.1
Real Estate Investment Trusts                       2.0
Non-Captive Finance                                 2.0
Transportation Services                             2.0
Other, less than 2% each                           23.8

CURRENCY EXPOSURE AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar                               55.4%
Canadian Dollar                                    19.5
Brazilian Real                                      4.5
New Zealand Dollar                                  3.8
Mexican Peso                                        2.8
Other, less than 2% each                            7.1

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

Loomis Sayles Securitized Asset Fund

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - 133.9% of Total Net Assets
NON-CONVERTIBLE BONDS - 133.9%
Asset-Backed Securities - 3.7%
Chase Issuance Trust, Series 2005-A9, Class A9,
  5.340%, 11/15/2011(b)(c)                          $      500,000  $   500,208
CNH Equipment Trust, Series 2004-A, Series A4B,
  3.480%, 9/15/2011(c)                                   7,170,000    7,077,163
Countrywide Asset-Backed Certificates, Series
  2004-S1, Class A3, 4.615%, 2/25/2035(c)                  420,000      397,431
Countrywide Asset-Backed Certificates, Series
  2006-S1, Class A2, 5.549%, 8/25/2021(c)                  200,000      199,111
Countrywide Asset-Backed Certificates, Series
  2006-S3, Class A3, 6.287%, 6/25/2021(c)                  660,000      661,657
Countrywide Asset-Backed Certificates, Series
  2006-S7, Class A3, 5.712%, 11/25/2035(b)(c)            2,355,000    2,331,127
Residential Asset Mortgage Products, Inc., Series
  2004-RZ1, Class AI5, 4.070%, 7/25/2032(b)(c)             367,799      362,900
                                                                    -----------
                                                                     11,529,597
                                                                    -----------
Auto Loan - 0.1%
Nissan Auto Receivables Owner Trust, Series
  2005-A, Class A4, 3.820%, 7/15/2010(c)                   325,000      320,417
                                                                    ===========
Hybrid ARMs - 18.5%
Countrywide Home Loans, Series 2004-HYB4, Class
  6A2, 5.441%, 4/20/2035(b)(c)                             909,175      893,471
Federal Home Loan Mortgage Corp., 5.966%,
  11/01/2036(b)(c)                                       9,188,642    9,185,037
Federal National Mortgage Association, 6.058%,
  2/01/2037(b)(c)                                        9,379,002    9,451,667
Indymac Index Mortgage Loan Trust, Series
  2006-AR25, Class 3A1, 6.381%, 9/25/2036(b)(c)          6,964,989    7,057,215
JPMorgan Mortgage Trust, Series 2006-A7, Class
  1A3, 5.914%, 1/25/2037(b)(c)                           1,815,665    1,815,370
Morgan Stanley Mortgage Loan Trust, Series
  2005-3AR, Class 5A, 5.593%, 7/25/2035(b)(c)              992,644      964,414
Washington Mutual Mortgage Pass-Through
  Certificates, Series 2003-AR5, Class A6,
  3.695%, 6/25/2033(b)(c)                                1,000,000      986,846
Washington Mutual Mortgage Pass-Through
  Certificates, Series 2004-AR7, Class A2A,
  3.537%, 7/25/2034(b)(c)                                   19,260       19,241
Washington Mutual Mortgage Pass-Through
  Certificates, Series 2007-HY2, Class 2A2,
  6.409%, 11/25/2036(b)(c)                              17,834,508   17,977,189
Washington Mutual Mortgage Pass-Through
  Certificates, Series 2007-HY6, Class 2A1,
  5.709%, 6/25/2037(b)(c)                                8,214,728    8,141,155
Wells Fargo Mortgage Backed Securities Trust,
  Series 2005-AR16, Class 3A2, 4.997%,
  10/25/2035(b)(c)                                         669,503      664,476
                                                                    -----------
                                                                     57,156,081
                                                                    -----------
Mortgage Related - 111.6%
Banc of America Commercial Mortgage, Inc., Series
  2005-6, Class A2, 5.165%, 9/10/2047(c)                   120,000      118,659
Banc of America Commercial Mortgage, Inc., Series
  2005-6, Class A4, 5.181%, 9/10/2047(b)(c)                189,000      182,281
Banc of America Commercial Mortgage, Inc., Series
  2006-4, Class A2, 5.522%, 7/10/2046(c)                   460,000      457,621
Banc of America Commercial Mortgage, Inc., Series
  2007-2, Class A2, 5.634%, 4/10/2049(c)                 5,130,000    5,120,414

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Mortgage Related - continued
Bank of America-First Union NB Commercial
  Mortgage, Series 2001-3, Class A2, 5.464%,
  4/11/2037(c)                                       $   430,000    $   427,682
Bear Stearns Commercial Mortgage Securities,
  Series 2001-TOP2, Class A2, 6.480%, 2/15/2035(c)       175,000        179,792
Bear Stearns Commercial Mortgage Securities,
  Series 2005-PW10, Class A2, 5.270%,
  12/11/2040(c)                                        1,541,000      1,528,886
Bear Stearns Commercial Mortgage Securities,
  Series 2005-T18, Class A2, 4.556%,
  2/13/2042(b)(c)                                        171,000        167,443
Bear Stearns Commercial Mortgage Securities,
  Series 2006-PW12, Class A2, 5.688%,
  9/11/2038(b)(c)                                      1,000,000      1,002,182
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, Series 2006-CD2, Class A2, 5.408%,
  1/15/2046(c)                                           367,000        364,762
Citigroup/Deutsche Bank Commercial Mortgage
  Trust, Series 2006-CD3, Class A5, 5.617%,
  10/15/2048(c)                                        5,000,000      4,910,622
Commercial Mortgage Pass Through Certificates,
  Series 2006-C7, Class A4, 5.769%,
  6/10/2046(b)(c)                                        250,000        249,807
Countrywide Alternative Loan Trust, Series
  2006-15CB, Class A1, 6.500%, 6/25/2036(c)            1,547,869      1,555,597
Countrywide Alternative Loan Trust, Series
  2006-J5, Class 4A1, 6.036%, 7/25/2021(b)(c)          1,695,236      1,700,289
CS First Boston Mortgage Securities Corp., Series
  2005-7, Class 3A1, 5.000%, 8/25/2020(c)                382,074        373,901
Federal Home Loan Mortgage Corp., 4.500%,
  3/01/2021(c)                                           109,473        103,904
Federal Home Loan Mortgage Corp., 4.500%,
  6/01/2021(c)                                         4,431,466      4,207,868
Federal Home Loan Mortgage Corp., 4.500%,
  3/01/2022(c)                                         2,961,491      2,811,151
Federal Home Loan Mortgage Corp., 4.591%,
  1/01/2035(b)(c)                                        910,250        917,097
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2020(c)                                            71,895         69,660
Federal Home Loan Mortgage Corp., 5.000%,
  10/01/2020(c)                                          438,879        424,469
Federal Home Loan Mortgage Corp., 5.000%,
  7/01/2035(c)                                           719,118        675,836
Federal Home Loan Mortgage Corp., 5.000%,
  9/01/2035(c)                                           892,756        839,024
Federal Home Loan Mortgage Corp., 5.000%,
  12/01/2035(c)                                          182,092        171,133
Federal Home Loan Mortgage Corp., 5.000%,
  2/01/2036(c)                                           373,907        351,403
Federal Home Loan Mortgage Corp., 5.000%,
  2/01/2036(c)                                           717,761        674,560
Federal Home Loan Mortgage Corp., 5.500%,
  9/01/2021(c)                                        10,416,553     10,262,012
Federal Home Loan Mortgage Corp., 5.500%,
  12/01/2021(c)                                          935,695        921,812
Federal Home Loan Mortgage Corp., 5.500%,
  12/01/2021(c)                                        4,663,958      4,594,763
Federal Home Loan Mortgage Corp., 5.500%,
  4/01/2022(c)                                         9,812,370      9,663,810
Federal Home Loan Mortgage Corp., Series 2912,
  Class EH, 5.500%, 1/15/2035(c)                       2,797,000      2,699,228
Federal Home Loan Mortgage Corp., 5.500%,
  5/01/2035(c)                                           514,426        497,311
Federal Home Loan Mortgage Corp., 6.000%,
  9/01/2036(c)                                         4,745,246      4,704,951
Federal Home Loan Mortgage Corp., 6.500%,
  4/01/2036(c)                                           242,608        245,216
Federal Home Loan Mortgage Corp. (TBA), 5.000%,
  3/01/2034(d)                                         5,325,000      4,990,526
Federal Home Loan Mortgage Corp. (TBA), 5.500%,
  9/01/2034(d)                                        60,410,000     58,257,894

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
BONDS AND NOTES - continued
Mortgage Related - continued
Federal National Mortgage Association, 4.500%,
  7/01/2020(c)                                        $  1,138,526   $1,083,218
Federal National Mortgage Association, 4.500%,
  3/01/2021(c)                                             738,262      700,501
Federal National Mortgage Association, 4.500%,
  4/01/2021(c)                                             181,695      172,402
Federal National Mortgage Association, 4.500%,
  2/01/2022(c)                                           4,144,134    3,932,461
Federal National Mortgage Association, 4.500%,
  10/01/2035(c)                                            928,037      844,744
Federal National Mortgage Association, 5.500%,
  5/01/2035(c)                                             174,206      168,446
Federal National Mortgage Association, 5.500%,
  12/01/2035(c)                                            263,618      254,900
Federal National Mortgage Association, 5.500%,
  2/01/2036(c)                                             193,751      186,962
Federal National Mortgage Association, 5.500%,
  4/01/2036(c)                                             180,003      173,695
Federal National Mortgage Association, 5.500%,
  4/01/2036(c)                                             479,027      462,241
Federal National Mortgage Association, 5.500%,
  4/01/2036(c)                                             448,535      432,817
Federal National Mortgage Association, 5.500%,
  4/01/2036(c)                                              90,412       87,243
Federal National Mortgage Association, 5.500%,
  4/01/2036(c)                                           2,742,463    2,651,775
Federal National Mortgage Association, 5.500%,
  5/01/2036(c)                                             462,151      445,956
Federal National Mortgage Association, 5.500%,
  5/01/2036(c)                                             705,734      681,003
Federal National Mortgage Association, 5.500%,
  5/01/2036(c)                                             696,571      672,162
Federal National Mortgage Association, 5.500%,
  6/01/2036(c)                                             927,076      894,588
Federal National Mortgage Association, 5.500%,
  6/01/2036(c)                                           1,621,644    1,564,817
Federal National Mortgage Association, 5.500%,
  6/01/2036(c)                                             652,104      629,252
Federal National Mortgage Association, 5.500%,
  6/01/2036(c)                                           4,611,668    4,450,061
Federal National Mortgage Association, 5.500%,
  7/01/2036(c)                                             480,761      463,913
Federal National Mortgage Association, 5.500%,
  8/01/2036(c)                                             729,524      703,960
Federal National Mortgage Association, 5.500%,
  8/01/2036(c)                                             798,197      770,226
Federal National Mortgage Association, 5.500%,
  8/01/2036(c)                                             760,035      733,401
Federal National Mortgage Association, 5.500%,
  9/01/2036(c)                                           1,753,688    1,692,234
Federal National Mortgage Association, 5.500%,
  12/01/2036(c)                                          9,790,160    9,447,085
Federal National Mortgage Association, 5.743%,
  9/01/2036(b)(c)                                        5,266,273    5,266,145

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                   Principal Amount  Value (+)
                                                   ---------------- -----------
BONDS AND NOTES - continued
Mortgage Related - continued
Federal National Mortgage Association, 6.000%,
  5/01/2021(c)                                       $   242,156    $   243,303
Federal National Mortgage Association, 6.000%,
  10/01/2034(c)                                           89,141         88,487
Federal National Mortgage Association, 6.000%,
  4/01/2036(c)                                           344,704        341,208
Federal National Mortgage Association, 6.000%,
  6/01/2036(c)                                         6,032,378      5,971,196
Federal National Mortgage Association, 6.000%,
  9/01/2036(c)                                         1,377,299      1,363,330
Federal National Mortgage Association, 6.000%,
  10/01/2036(c)                                        1,914,232      1,894,817
Federal National Mortgage Association, 6.000%,
  11/01/2036(c)                                        4,783,951      4,735,431
Federal National Mortgage Association, 6.000%,
  1/01/2037(c)                                         1,168,136      1,156,289
Federal National Mortgage Association, 6.500%,
  4/01/2036(c)                                           462,911        467,413
Federal National Mortgage Association, 6.500%,
  5/01/2036(c)                                         1,019,533      1,029,449
Federal National Mortgage Association, 6.500%,
  7/01/2036(c)                                           375,771        379,426
Federal National Mortgage Association, 6.500%,
  8/01/2036(c)                                           451,753        456,147
Federal National Mortgage Association, 6.500%,
  11/01/2036(c)                                        5,972,817      6,030,907
Federal National Mortgage Association, 6.500%,
  11/01/2036(c)                                        3,311,347      3,343,553
Federal National Mortgage Association, 6.500%,
  4/01/2037(c)                                         4,706,336      4,750,998
Federal National Mortgage Association, 6.500%,
  4/01/2037(c)                                        12,705,427     12,825,996
Federal National Mortgage Association, 6.500%,
  4/01/2037(c)                                         2,997,350      3,025,794
Federal National Mortgage Association, 7.000%,
  5/01/2037(c)                                           295,001        302,904
Federal National Mortgage Association (TBA),
  5.000%, 2/01/2034(d)                                 5,135,000      4,810,853
Federal National Mortgage Association (TBA),
  6.000%, 12/01/2034(d)                               60,000,000     59,343,720
Government National Mortgage Association, 5.500%,
  8/15/2033(c)                                            95,456         92,833
Government National Mortgage Association, 5.500%,
  12/15/2035(c)                                          423,879        411,857
Government National Mortgage Association, 5.500%,
  3/15/2036(c)                                           118,076        114,618
Government National Mortgage Association, 5.500%,
  9/15/2036(c)                                         2,683,344      2,604,751
Government National Mortgage Association, 6.000%,
  6/15/2036(c)                                           241,337        240,177
Government National Mortgage Association, 6.000%,
  5/15/2037(c)                                           404,611        402,540
Government National Mortgage Association, 6.500%,
  9/15/2036(c)                                         1,268,325      1,289,036

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                    Principal Amount Value (+)
                                                    ---------------- ----------
BONDS AND NOTES - continued
Mortgage Related - continued
Government National Mortgage Association, 6.500%,
  2/15/2037(c)                                        $  1,238,904   $1,258,743
Government National Mortgage Association (TBA),
  6.500%, 2/01/2034(d)                                   3,835,000    3,897,300
Greenwich Capital Commercial Funding Corp., Series
  2005-GG5, Class A2, 5.117%, 4/10/2037(c)                 120,000      118,667
Greenwich Capital Commercial Funding Corp., Series
  2007-GG9, Class A4, 5.444%, 3/10/2039(c)               5,000,000    4,840,591
GS Mortgage Securities Corp. II, Series 2004-GG2,
  Class A6, 5.396%, 8/10/2038(c)                           125,000      122,309
GS Mortgage Securities Corp. II, Series 2005-GG4,
  Class A4A, 4.751%, 7/10/2039(c)                        7,000,000    6,542,965
GS Mortgage Securities Corp. II, Series 2006-GG6,
  Class A2, 5.506%, 4/10/2038(c)                           500,000      499,164
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2001-CIBC, Class A3, 6.260%,
  3/15/2033(c)                                             186,227      189,776
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2005-LDP5, Class A4, 5.179%,
  12/15/2044(b)(c)                                       7,000,000    6,762,273
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2006-LDP7, Class A2, 5.861%,
  4/15/2045(b)(c)                                          450,000      455,010
JPMorgan Chase Commercial Mortgage Securities
  Corp., Series 2007-LDPX, Class A3, 5.420%,
  1/15/2049(c)                                           4,085,000    3,943,601
LB-UBS Commercial Mortgage Trust, Series 2005-C3,
  Class A3, 4.647%, 7/15/2030(c)                           275,000      265,128
LB-UBS Commercial Mortgage Trust, Series 2006-C3,
  Class A4, 5.661%, 3/15/2039(b)(c)                      2,000,000    1,975,815
LB-UBS Commercial Mortgage Trust, Series 2006-C7,
  Class A2, 5.300%, 11/15/2038(c)                        2,115,000    2,088,004
LB-UBS Commercial Mortgage Trust, Series 2007-C2,
  Class A2, 5.303%, 2/15/2040(c)                        10,000,000    9,858,144
Merrill Lynch Mortgage Trust, Series 2006-C1,
  Class A2, 5.614%, 5/12/2039(b)(c)                      1,000,000    1,002,733
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-1, Class A4, 5.429%,
  2/12/2039(b)(c)                                        1,000,000      977,242
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-2, Class A4, 5.910%,
  6/12/2046(b)(c)                                          250,000      251,859
Merrill Lynch/Countrywide Commercial Mortgage
  Trust, Series 2006-3, Class A4, 5.414%,
  7/12/2046(b)(c)                                        1,000,000      967,980
Morgan Stanley Capital I, Series 2005-HQ6, Class
  A4A, 4.989%, 8/13/2042(c)                              5,000,000    4,742,639
Morgan Stanley Capital I, Series 2005-HQ7, Class
  A4, 5.203%, 11/14/2042(b)(c)                           5,965,000    5,751,992
Morgan Stanley Capital I, Series 2005-T19, Class
  A4A, 4.890%, 6/12/2047(c)                                 87,000       81,916
Morgan Stanley Capital I, Series 2006-T23, Series
  A2, 5.741%, 8/12/2041(b)(c)                              200,000      201,536
Residential Accredit Loans, Inc., Series
  2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)               880,638      879,531
Residential Accredit Loans, Inc., Series
  2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)            3,039,235    3,024,848

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                Principal Amount   Value (+)
                                                ---------------- -------------
BONDS AND NOTES - continued
Mortgage Related - continued
Wachovia Bank Commercial Mortgage Trust,
  Series 2005-C16, Class A2, 4.380%,
  10/15/2041(c)                                   $    81,920    $      79,959
                                                                 -------------
                                                                   344,486,532
                                                                 -------------
TOTAL NON-CONVERTIBLE BONDS
  (Identified Cost $416,837,244)                                   413,492,627
                                                                 -------------
TOTAL BONDS AND NOTES
  (Identified Cost $416,837,244)                                   413,492,627
                                                                 -------------
SHORT-TERM INVESTMENTS - 8.3%
Tri-Party Repurchase Agreement with Fixed
  Income Clearing Corporation dated 6/29/07 at
  4.250% to be repurchased at $5,977,116 on
  7/02/07 collateralized by $4,965,000 U.S.
  Treasury Bond, 7.250% due 8/15/22 with a
  value of $6,094,538 including accrued
  interest(e)                                       5,975,000        5,975,000
                                                                 -------------
Federal Home Loan Bank, Discount Note, Zero
  Coupon, 7/12/2007                                11,000,000       10,982,925
Federal Home Loan Bank, Discount Note, Zero
  Coupon, 7/18/2007                                 3,835,000        3,825,690
Federal National Mortgage Association,
  Discount Note, Zero Coupon, 7/25/2007             5,000,000        4,982,767
                                                                 -------------
                                                                    19,791,382
                                                                 -------------
TOTAL SHORT-TERM INVESTMENTS
  (Identified Cost $25,766,382)                                     25,766,382
                                                                 -------------
TOTAL INVESTMENTS - 142.2%
  (Identified Cost $442,603,626)(a)                                439,259,009
  Other assets less liabilities--(42.2)%                          (130,444,225)
                                                                 -------------
TOTAL NET ASSETS - 100.0%                                        $ 308,814,784
                                                                 =============
--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes.): At June 30, 2007, the net unrealized depreciation on investments based on a cost of $442,603,626 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                        $   430,153
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax cost
        over value                                            (3,774,770)
                                                             -----------
      Net unrealized depreciation                            $(3,344,617)
                                                             ===========

(b)   Variable rate security. Rate as of June 30, 2007 is disclosed.

(c) All or a portion of this security has been segregated to cover requirements on TBA obligations, futures contracts and delayed delivery obligations.

(d) Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ARM   Adjustable Rate Mortgage.

TBA   To Be Announced.

At June 30, 2007, open futures contracts sold were as follows:

                                           Aggregated
                      Expiration              Face       Market     Unrealized
Futures                  Date    Contracts   Value       Value     Appreciation
-------               ---------- --------- ----------- ----------- ------------
10 Year U.S.
  Treasury Note       9/19/2007     548    $58,063,528 $57,925,312   $138,216
                      ---------     ---    ----------- -----------   --------
5 Year U.S. Treasury
  Note                9/28/2007     460     47,930,096  47,875,939     54,157
                      ---------     ---    ----------- -----------   --------
Total unrealized
  appreciation                                                       $192,373
                                                                     --------

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Mortgage Related                         111.6%
Hybrid ARMs                               18.5
Asset-Backed Securities                    3.7
Other, less than 2% each                   0.1

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
COMMON STOCKS - 94.6% of Total Net Assets

Aerospace & Defense - 3.5%
AAR Corp.(b)(c)                                             254,223 $ 8,391,901
Argon ST, Inc.(b)(c)                                        205,931   4,779,659
Moog, Inc., Class A(b)(c)                                   250,546  11,051,584
Teledyne Technologies, Inc.(c)                              267,458  12,289,695
                                                                    -----------
                                                                     36,512,839
                                                                    -----------
Auto Components - 0.5%
Gentex Corp.                                                293,044   5,770,036
                                                                    -----------
Automobiles - 0.3%
Winnebago Industries, Inc.(b)                               117,687   3,474,120
                                                                    -----------
Building Products - 1.4%
Armstrong World Industries, Inc.(c)                         202,079  10,134,262
Griffon Corp.(b)(c)                                         216,316   4,711,362
                                                                    -----------
                                                                     14,845,624
                                                                    -----------
Capital Markets - 1.1%
JMP Group, Inc.(c)                                          234,857   2,454,256
Penson Worldwide, Inc.(b)(c)                                138,161   3,389,089
Stifel Financial Corp.(b)(c)                                105,904   6,236,687
                                                                    -----------
                                                                     12,080,032
                                                                    -----------
Chemicals - 2.5%
Cytec Industries, Inc.(b)                                   142,011   9,056,042
FMC Corp.                                                    70,416   6,294,486
Minerals Technologies, Inc.(b)                               85,073   5,695,637
Spartech Corp.                                              186,242   4,944,725
                                                                    -----------
                                                                     25,990,890
                                                                    -----------
Commercial Banks - 5.5%
CVB Financial Corp.(b)                                      325,846   3,623,407
East West Bancorp, Inc.(b)                                  196,995   7,659,166
First Community Bancorp(b)                                  126,481   7,235,978
First Midwest Bancorp, Inc.(b)                              151,432   5,377,350
First State Bancorporation(b)                               308,891   6,576,289
IBERIABANK Corp.(b)                                         123,604   6,112,218
Pennsylvania Commerce Bancorp, Inc.(b)(c)                   103,495   2,921,664
Signature Bank(b)(c)                                        217,554   7,418,591
Sterling Bancshares, Inc.(b)                                494,305   5,590,590
United Community Banks, Inc.(b)                             199,904   5,175,515
                                                                    -----------
                                                                     57,690,768
                                                                    -----------
Commercial Services & Supplies - 4.2%
American Ecology Corp.(b)                                   211,811   4,536,992
McGrath Rentcorp.(b)                                        328,737  11,075,150
Navigant Consulting, Inc.(b)(c)                             158,683   2,945,156
Rollins, Inc.(b)                                            495,349  11,279,097
Standard Parking Corp.(c)                                   185,810   6,527,505
Waste Connections, Inc.(b)(c)                               257,791   7,795,600
                                                                    -----------
                                                                     44,159,500
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                        Shares     Value (+)
                                                        -------   -----------
COMMON STOCKS - continued

Communications Equipment - 3.5%
ADTRAN, Inc.(b)                                         126,838   $ 3,293,983
Anaren, Inc.(b)(c)                                      363,712     6,404,968
CommScope, Inc.(b)(c)                                   214,186    12,497,753
Harris Stratex Networks, Inc., Class A(b)(c)            393,146     7,068,765
Sirenza Microdevices, Inc.(b)(c)                        677,205     8,038,424
                                                                  -----------
                                                                   37,303,893
                                                                  -----------
Computers & Peripherals - 1.1%
Electronics for Imaging, Inc.(c)                        290,633     8,201,663
Imation Corp.                                           102,618     3,782,500
                                                                  -----------
                                                                   11,984,163
                                                                  -----------
Construction & Engineering - 1.2%
Insituform Technologies, Inc., Class A(b)(c)            328,282     7,159,830
Michael Baker Corp.(c)                                  143,685     5,337,898
                                                                  -----------
                                                                   12,497,728
                                                                  -----------
Construction Materials - 1.0%
Eagle Materials, Inc.(b)                                 79,252     3,887,311
Texas Industries, Inc.(b)                                82,115     6,438,637
                                                                  -----------
                                                                   10,325,948
                                                                  -----------
Consumer Finance - 2.8%
Advanta Corp., Class B                                  414,870    12,919,052
Dollar Financial Corp.(b)(c)                            302,094     8,609,679
First Cash Financial Services, Inc.(c)                  327,775     7,683,046
                                                                  -----------
                                                                   29,211,777
                                                                  -----------
Containers & Packaging - 0.4%
Rock-Tenn Co., Class A                                  135,461     4,296,823
                                                                  -----------
Diversified Consumer Services - 0.6%
Vertrue, Inc.(b)(c)                                     129,064     6,295,742
                                                                  -----------
Diversified Financial Services - 0.8%
Genesis Lease Ltd., ADR                                 304,637     8,347,054
                                                                  -----------
Diversified Telecommunications Services - 0.2%
Iowa Telecommunications Services, Inc.(b)                73,868     1,679,020
                                                                  -----------
Electric Utilities - 1.6%
ALLETE, Inc.(b)                                         152,398     7,170,326
ITC Holdings Corp.                                      120,353     4,889,942
Portland General Electric Co.(b)                        158,641     4,353,109
                                                                  -----------
                                                                   16,413,377
                                                                  -----------
Electrical Equipment - 3.2%
General Cable Corp.(b)(c)                               182,029    13,788,697
Hubbell, Inc., Class B(b)                               147,971     8,022,988
II-VI, Inc.(b)(c)                                       272,260     7,397,304

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
COMMON STOCKS - continued

Electrical Equipment - continued
Lamson & Sessions Co. (The)(c)                              153,471 $ 4,077,724
                                                                    -----------
                                                                     33,286,713
                                                                    -----------
Electronic Equipment & Instruments - 3.2%
Anixter International, Inc.(b)(c)                           129,713   9,755,715
Excel Technology, Inc.(c)                                   184,297   5,149,258
Keithley Instruments, Inc.                                   13,043     163,690
KEMET Corp.(b)(c)                                           674,510   4,755,295
Littelfuse, Inc.(c)                                         166,899   5,636,179
Rofin-Sinar Technologies, Inc.(c)                            78,926   5,445,894
X-Rite, Inc.(b)                                             180,601   2,667,477
                                                                    -----------
                                                                     33,573,508
                                                                    -----------
Energy Equipment & Services - 1.7%
Dresser-Rand Group, Inc.(c)                                 203,198   8,026,321
Oceaneering International, Inc.(c)                          149,804   7,885,682
TETRA Technologies, Inc.(c)                                  79,439   2,240,180
                                                                    -----------
                                                                     18,152,183
                                                                    -----------
Food & Staples Retailing - 1.7%
Casey's General Stores, Inc.                                182,396   4,972,115
Winn-Dixie Stores, Inc.(b)(c)                               428,539  12,556,193
                                                                    -----------
                                                                     17,528,308
                                                                    -----------
Food Products - 1.3%
J & J Snack Foods Corp.(b)                                  163,413   6,167,207
Ralcorp Holdings, Inc.(b)(c)                                142,987   7,642,655
                                                                    -----------
                                                                     13,809,862
                                                                    -----------
Gas Utilities - 1.2%
UGI Corp.                                                   450,772  12,297,060
                                                                    -----------
Healthcare Equipment & Supplies - 1.3%
Arrow International, Inc.(b)                                188,409   7,212,297
West Pharmaceutical Services, Inc.(b)                       138,800   6,544,420
                                                                    -----------
                                                                     13,756,717
                                                                    -----------
Healthcare Providers & Services - 1.2%
CorVel Corp.(c)                                              25,907     677,209
Health Management Associates, Inc., Class A                 400,087   4,544,988
Healthspring, Inc.(c)                                        95,298   1,816,380
Option Care, Inc.(b)                                        393,885   6,065,829
                                                                    -----------
                                                                     13,104,406
                                                                    -----------
Hotels, Restaurants & Leisure - 2.1%
Bob Evans Farms, Inc.(b)                                    178,601   6,581,447
CEC Entertainment, Inc.(c)                                  144,000   5,068,800
Cosi, Inc.(b)(c)                                            646,058   2,946,024
Morton's Restaurant Group, Inc.(c)                          132,704   2,403,269
Triarc Cos., Inc., Class B(b)                               342,520   5,377,564
                                                                    -----------
                                                                     22,377,104
                                                                    -----------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                            Shares   Value (+)
                                                            ------- -----------
COMMON STOCKS - continued

Household Durables - 0.2%
Sealy Corp.(b)                                              153,786 $ 2,540,545
                                                                    -----------
Industrial Conglomerates - 0.2%
Walter Industries, Inc.(b)                                   77,292   2,238,376
                                                                    -----------
Insurance - 6.0%
American Equity Investment Life Holding Co.(b)              545,081   6,584,579
Delphi Financial Group, Inc.                                207,167   8,663,724
Employers Holdings, Inc.                                    245,063   5,205,138
First Mercury Financial Corp.(b)(c)                         226,818   4,756,374
Midland Co. (The)(b)                                        122,262   5,738,978
National Financial Partners Corp.(b)                        253,756  11,751,440
Navigators Group, Inc.(c)                                   131,447   7,084,993
RLI Corp.                                                   136,864   7,657,541
United Fire & Casualty Co.(b)                               173,430   6,135,953
                                                                    -----------
                                                                     63,578,720
                                                                    -----------
IT Services - 2.8%
Broadridge Financial Solutions, Inc.                        420,020   8,030,782
Perot Systems Corp., Class A(c)                             465,528   7,932,597
Wright Express Corp.(c)                                     407,266  13,957,006
                                                                    -----------
                                                                     29,920,385
                                                                    -----------
Leisure Equipment & Products - 0.3%
Steinway Musical Instruments, Inc.(b)                        94,133   3,256,060
                                                                    -----------
Life Science Tools & Services - 0.5%
PerkinElmer, Inc.                                           210,609   5,488,471
                                                                    -----------
Machinery - 6.9%
Actuant Corp., Class A(b)                                   174,725  11,018,159
Albany International Corp., Class A(b)                      228,930   9,257,929
Barnes Group, Inc.(b)                                       182,765   5,789,995
CLARCOR, Inc.(b)                                            222,602   8,331,993
Commercial Vehicle Group, Inc.(b)(c)                        206,368   3,844,636
ESCO Technologies, Inc.(b)(c)                                79,940   2,898,624
Harsco Corp.                                                168,908   8,783,216
L.B. Foster Co., Class A(b)(c)                              115,832   3,322,062
Mueller Water Products, Inc., Class A(b)                    409,755   6,990,420
Nordson Corp.                                               107,402   5,387,284
RBC Bearings, Inc.(c)                                       168,216   6,938,910
                                                                    -----------
                                                                     72,563,228
                                                                    -----------
Media - 3.9%
Alloy, Inc.(c)                                              377,742   3,777,420
Interactive Data Corp.                                      237,780   6,367,748
John Wiley & Sons, Inc., Class A                            226,146  10,920,590
Journal Communications, Inc., Class A(b)                    544,989   7,090,307

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                        Shares     Value (+)
                                                        -------   -----------
COMMON STOCKS - continued

Media - continued
Live Nation, Inc.(c)                                    344,817   $ 7,717,005
National CineMedia, Inc.(c)                             173,710     4,865,617
                                                                  -----------
                                                                   40,738,687
                                                                  -----------
Metals & Mining - 1.9%
Chaparral Steel Co.                                     112,252     8,067,551
Haynes International, Inc.(c)                            33,371     2,817,514
Reliance Steel & Aluminum Co.(b)                        156,692     8,815,492
                                                                  -----------
                                                                   19,700,557
                                                                  -----------
Multi-Utilities - 0.6%
NorthWestern Corp.(b)                                   202,063     6,427,624
                                                                  -----------
Multiline Retail - 1.0%
Dollar Tree Stores, Inc.(c)                             250,827    10,923,516
                                                                  -----------
Oil, Gas & Consumable Fuels - 3.3%
ATP Oil & Gas Corp.(b)(c)                                67,447     3,280,622
Denbury Resources, Inc.(b)(c)                           151,762     5,691,075
Helix Energy Solutions Group, Inc.(b)(c)                285,862    11,408,753
Mariner Energy, Inc.(b)(c)                              316,825     7,683,006
Penn Virginia Corp.(b)                                  176,142     7,080,908
                                                                  -----------
                                                                   35,144,364
                                                                  -----------
Personal Products - 0.9%
Alberto-Culver Co.                                      405,686     9,622,872
                                                                  -----------
Pharmaceuticals - 0.9%
Perrigo Co.                                             226,301     4,430,973
Sciele Pharma, Inc.(c)                                  211,310     4,978,464
                                                                  -----------
                                                                    9,409,437
                                                                  -----------
Real Estate - 3.8%
BioMed Realty Trust, Inc. REIT                          260,353     6,540,067
Corporate Office Properties Trust REIT(b)               181,602     7,447,498
Health Care REIT, Inc.(b)                               123,992     5,004,317
Kite Realty Group Trust REIT(b)                         382,486     7,274,884
LaSalle Hotel Properties REIT(b)                        182,907     7,941,822
Potlatch Corp. REIT(b)                                  126,676     5,453,402
                                                                  -----------
                                                                   39,661,990
                                                                  -----------
Road & Rail - 1.3%
Celadon Group, Inc.(b)(c)                               227,587     3,618,633
Genesee & Wyoming, Inc., Class A(c)                     149,255     4,453,769
Laidlaw International, Inc.                             153,150     5,291,333
                                                                  -----------
                                                                   13,363,735
                                                                  -----------
Semiconductors & Semiconductor Equipment - 3.1%
Cohu, Inc.(b)                                           227,949     5,071,865
Diodes, Inc.(b)(c)                                      111,574     4,660,446
Entegris, Inc.(b)(c)                                    605,823     7,197,177

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                       Shares        Value (+)
                                                       ------      ------------
COMMON STOCKS - continued

Semiconductors & Semiconductor Equipment -
  continued
Fairchild Semiconductor International, Inc.,
  Class A(c)                                             285,240   $  5,510,837
Pericom Semiconductor Corp.(c)                           188,940      2,108,571
Verigy Ltd.(c)                                           266,400      7,621,704
                                                                   ------------
                                                                     32,170,600
                                                                   ------------
Software - 2.5%
Epicor Software Corp.(c)                                 207,319      3,082,834
Intervoice, Inc.(b)(c)                                   407,985      3,398,515
Progress Software Corp.(b)(c)                            203,203      6,459,823
Quest Software, Inc.(c)                                  251,743      4,075,719
Radiant Systems, Inc.(b)(c)                              335,663      4,444,178
Sybase, Inc.(c)                                          183,593      4,386,037
                                                                   ------------
                                                                     25,847,106
                                                                   ------------
Specialty Retail - 3.1%
Jo-Ann Stores, Inc.(b)(c)                                281,729      8,009,556
Lithia Motors, Inc., Class A(b)                           81,998      2,077,829
Pier 1 Imports, Inc.(b)                                  473,490      4,019,930
Rent-A-Center, Inc.(b)(c)                                220,470      5,782,928
Sally Beauty Holdings, Inc.(c)                           554,278      4,988,502
Sonic Automotive, Inc., Class A(b)                       267,474      7,748,722
                                                                   ------------
                                                                     32,627,467
                                                                   ------------
Textiles Apparel & Luxury Goods - 1.6%
Fossil, Inc.(b)(c)                                       357,519     10,543,235
Hanesbrands, Inc.(c)                                     203,063      5,488,793
Movado Group, Inc.                                        23,403        789,617
                                                                   ------------
                                                                     16,821,645
                                                                   ------------
Water Utilities - 0.7%
American States Water Co.(b)                             106,853      3,800,761
Middlesex Water Co.                                      179,689      3,451,826
                                                                   ------------
                                                                      7,252,587
                                                                   ------------
TOTAL COMMON STOCKS
  (Identified Cost $792,111,264)                                    996,063,167
                                                                   ------------
EXCHANGE TRADED FUND - 1.0%

Diversified Financial Services - 1.0%
iShares Russell 2000 Value Index Fund(b)
  (Identified Cost $11,044,240)                          133,664     11,008,567
                                                                   ------------

                                                  Principal Amount
                                                  ----------------
SHORT-TERM INVESTMENTS - 29.7%
Commercial Paper - 4.5%
New Center Asset Trust, 3.75%, 7/02/2007(d)        $  47,286,000     47,281,074
                                                                   ------------

                                                       Shares
                                                       ------
State Street Securities Lending Quality Trust(e)     265,279,782    265,279,782
                                                                   ------------

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

                                                        Value (+)
                                                     --------------
            TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $312,560,856)         $  312,560,856
                                                     --------------
            TOTAL INVESTMENTS - 125.3%
              (Identified Cost $1,115,716,360)(a)     1,319,632,590
              Other assets less liabilities--(25.3)%   (266,279,991)
                                                     --------------
            TOTAL NET ASSETS - 100.0%                $1,053,352,599
                                                     ==============
--------
(+) Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

      The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

      In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

      The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

      At June 30, 2007, the net unrealized appreciation on investments based on a cost of $1,115,716,360 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
        investments in which there is an excess of value
        over tax cost                                     $  213,659,103
      Aggregate gross unrealized depreciation for all
        investments in which there is an excess of tax
        cost over value                                       (9,742,873)
                                                          --------------
      Net unrealized appreciation                         $  203,916,230
                                                          ==============

(b) All or a portion of this security was on loan to brokers at June 30, 2007. The Fund has entered into an agreement with State Street Bank and Trust Company ("State Street Bank"), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2007 were $257,194,040 and $265,279,782, respectively.

(c)   Non-income producing security.

PORTFOLIO OF INVESTMENTS - as of June 30, 2007 (Unaudited)

(d) Interest rate represents annualized yield at time of purchase; not a coupon rate.

(e)   Represents investments of security lending collateral.

ADR An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REIT  Real Estate Investment Trust

HOLDINGS AT JUNE 30, 2007 AS A PERCENTAGE OF NET ASSETS (Unaudited)

Machinery                                      6.9%
Insurance                                      6.0
Commercial Banks                               5.5
Commercial Services & Supplies                 4.2
Media                                          3.9
Real Estate                                    3.8
Communications Equipment                       3.5
Aerospace & Defense                            3.5
Oil, Gas & Consumable Fuels                    3.3
Electronic Equipment & Instruments             3.2
Electrical Equipment                           3.2
Specialty Retail                               3.1
Semiconductors & Semiconductor Equipment       3.1
IT Services                                    2.8
Consumer Finance                               2.8
Chemicals                                      2.5
Software                                       2.5
Hotels, Restaurants & Leisure                  2.1
Other, less than 2% each                      29.7

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                           Loomis Sayles Funds I

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                           By:    /s/ Robert J. Blanding
                                                  -----------------------------
                                           Name:  Robert J. Blanding
                                           Title: President and Chief Executive
                                                  Officer
                                           Date:  August 21, 2007

                                           By:    /s/ Michael C. Kardok
                                                  -----------------------------
                                           Name:  Michael C. Kardok
                                           Title: Treasurer
                                           Date:  August 21, 2007